CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
10,603	ACTIVISION BLIZZARD, INC.	$471,997	788,227
112,920	ALPHABET, INC., CLASS A(b)	3,883,956	10,800,798
64,480	ALPHABET, INC., CLASS C(b)	1,739,348	6,199,752
198,860	AT&T, INC.	3,368,256	3,050,512
300	CABLE ONE, INC.	113,966	255,915
329	CHARTER COMMUNICATIONS, INC., CLASS A(b)	147,082	99,802
3,318	CINEMARK HOLDINGS, INC.(b)	38,609	40,181
65,707	COMCAST CORP., CLASS A	883,222	1,927,186
1,640	ECHOSTAR CORP., CLASS A(b)	21,050	27,011
11,266	ELECTRONIC ARTS, INC.	280,102	1,303,589
55,088	INTERPUBLIC GROUP OF (THE) COS., INC.	1,857,737	1,410,253
2,357	LIBERTY GLOBAL PLC, CLASS A(b)(c)	19,507	36,746
18,376	LIBERTY GLOBAL PLC, CLASS C(b)(c)	387,818	303,204
400	LIBERTY MEDIA CORP.-LIBERTY FORMULA ONE, CLASS C(b)	14,109	23,400
242,428	LUMEN TECHNOLOGIES, INC.	2,539,600	1,764,876
1,749	MATCH GROUP, INC.(b)	57,853	83,515
31,113	META PLATFORMS, INC., CLASS A(b)	1,804,344	4,221,412
4,474	NETFLIX, INC.(b)	892,435	1,053,359
2,375	NEWS CORP., CLASS A	7,170	35,886
200	NEXSTAR MEDIA GROUP, INC.	12,712	33,370
2,195	OMNICOM GROUP, INC.	52,802	138,482
1	PARAMOUNT GLOBAL, CLASS B	30	19
54,493	PLAYTIKA HOLDING CORP.(b)(c)	632,666	511,689
14,422	T-MOBILE U.S., INC.(b)	1,046,601	1,935,000
9,100	TWITTER, INC.(b)	211,376	398,944
27,083	VERIZON COMMUNICATIONS, INC.	772,249	1,028,341
31,518	WALT DISNEY (THE) CO.(b)	1,184,195	2,973,093
35,646	WARNER BROS. DISCOVERY, INC.(b)	547,020	409,929
500	WORLD WRESTLING ENTERTAINMENT, INC., CLASS A	26,374	35,085
		23,014,186	40,889,576	6.83%
Consumer Discretionary:
11,607	ADT, INC.	43,924	86,936
1,500	ADVANCE AUTO PARTS, INC.	53,558	234,510
139,871	AMAZON.COM, INC.(b)	10,477,044	15,805,423
1,200	ARAMARK	23,697	37,440
67	AUTOLIV, INC.(c)	852	4,464
9,881	AUTONATION, INC.(b)	240,663	1,006,578
1,992	AUTOZONE, INC.(b)	2,902,314	4,266,725
48,789	BATH & BODY WORKS, INC.	1,447,862	1,590,521
10,519	BEST BUY CO., INC.	456,135	666,273
1,400	BIG LOTS, INC.	15,477	21,854
200	BOOKING HOLDINGS, INC.(b)	26,315	328,642
4,400	BORGWARNER, INC.	51,799	138,160
1,568	CARMAX, INC.(b)	22,540	103,519
12,700	CARNIVAL CORP.(b)	108,019	89,281
3,928	D.R. HORTON, INC.	18,835	264,551
5,323	DARDEN RESTAURANTS, INC.	559,101	672,401
4,189	DOLLAR GENERAL CORP.	412,982	1,004,774
5,224	DOLLAR TREE, INC.(b)	52,773	710,986
4,324	DOMINO'S PIZZA, INC.	1,631,364	1,341,305
7,200	EBAY, INC.	152,216	265,032
432	EXPEDIA GROUP, INC.(b)	11,430	40,474
559	FLOOR & DECOR HOLDINGS, INC., CLASS A(b)	17,602	39,275
1,200	FOOT LOCKER, INC.	16,164	37,356
319,745	FORD MOTOR CO.	4,348,125	3,581,144
2,200	GARMIN LTD.(c)	40,557	176,682
6,300	GENERAL MOTORS CO.	210,078	202,167
1,600	GENTEX CORP.	11,504	38,144
3,450	GENUINE PARTS CO.	102,425	515,154
5,080	H&R BLOCK, INC.	186,920	216,103
2,000	HANESBRANDS, INC.	10,096	13,920
426	HASBRO, INC.	12,602	28,721
1,600	HILTON WORLDWIDE HOLDINGS, INC.	115,613	192,992
15,326	HOME DEPOT (THE), INC.	2,438,442	4,229,056
1,550	KOHL'S CORP.	12,423	38,983
0	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
2,535	LAS VEGAS SANDS CORP.(b)	$21,685	95,113
2,900	LENNAR CORP., CLASS A	37,613	216,195
58	LENNAR CORP., CLASS B	652	3,452
16,820	LKQ CORP.	476,562	793,063
3,289	LOWE'S COS., INC.	602,740	617,707
188	LULULEMON ATHLETICA, INC.(b)(c)	28,278	52,557
69,999	MACY'S, INC.	1,117,163	1,096,884
2,938	MARRIOTT INTERNATIONAL, INC., CLASS A	61,838	411,731
83	MARRIOTT VACATIONS WORLDWIDE CORP.	6,056	10,114
11,798	MCDONALD'S CORP.	1,063,975	2,722,271
37,838	MGM RESORTS INTERNATIONAL	1,422,425	1,124,545
600	MOHAWK INDUSTRIES, INC.(b)	26,796	54,714
4,915	NEWELL BRANDS, INC.	52,223	68,269
6,367	NIKE, INC., CLASS B	51,807	529,225
2,273	NORDSTROM, INC.	23,910	38,027
244	NVR, INC.(b)	738,017	972,848
1,873	O'REILLY AUTOMOTIVE, INC.(b)	993,272	1,317,375
4,707	PENSKE AUTOMOTIVE GROUP, INC.	191,281	463,310
600	PLANET FITNESS, INC., CLASS A(b)	30,204	34,596
370	POOL CORP.	34,226	117,738
18,909	PULTEGROUP, INC.	883,300	709,088
2,342	PVH CORP.	101,514	104,922
5,300	QURATE RETAIL, INC., CLASS A	8,798	10,653
1,500	RALPH LAUREN CORP.	31,320	127,395
743	ROSS STORES, INC.	43,853	62,613
22,087	ROYAL CARIBBEAN CRUISES LTD.(b)	860,666	837,097
2,108	SIX FLAGS ENTERTAINMENT CORP.(b)	31,718	37,312
23,500	STARBUCKS CORP.	154,545	1,980,110
17,306	TAPESTRY, INC.	564,920	492,010
10,052	TARGET CORP.	1,134,953	1,491,616
44,997	TESLA, INC.(b)	7,035,518	11,935,454
471	THOR INDUSTRIES, INC.	5,532	32,961
20,188	TJX (THE) COS., INC.	86,033	1,254,079
500	TRACTOR SUPPLY CO.	90,114	92,940
23,166	TRAVEL + LEISURE CO.	477,832	790,424
700	ULTA BEAUTY, INC.(b)	244,098	280,833
6,800	VF CORP.	81,950	203,388
2,000	WENDY'S (THE) CO.	28,853	37,380
6,441	WHIRLPOOL CORP.	632,036	868,311
11,758	WILLIAMS-SONOMA, INC.	1,651,602	1,385,680
600	WYNDHAM HOTELS & RESORTS, INC.	19,889	36,810
1,554	WYNN RESORTS LTD.(b)	31,066	97,949
		47,412,284	71,598,305	11.96%
Consumer Staples:
52,831	ALTRIA GROUP, INC.	2,542,068	2,133,316
10,300	ARCHER-DANIELS-MIDLAND CO.	188,618	828,635
287	BELLRING BRANDS, INC.(b)	2,119	5,915
23,335	CHURCH & DWIGHT CO., INC.	1,536,071	1,667,052
200	CLOROX (THE) CO.	26,314	25,678
73,370	COCA-COLA (THE) CO.	1,841,967	4,110,187
1,280	COLGATE-PALMOLIVE CO.	36,019	89,920
2,100	CONAGRA BRANDS, INC.	32,792	68,523
1,823	CONSTELLATION BRANDS, INC., CLASS A	251,171	418,707
3,549	COSTCO WHOLESALE CORP.	271,888	1,676,086
192	ESTEE LAUDER (THE) COS., INC., CLASS A	27,590	41,453
21,667	GENERAL MILLS, INC.	998,764	1,659,909
1,642	HERSHEY (THE) CO.	60,568	362,012
4,800	HORMEL FOODS CORP.	43,206	218,112
500	INGREDION, INC.	20,438	40,260
1,300	J M SMUCKER (THE) CO.	60,305	178,633
4,016	KEURIG DR. PEPPER, INC.	54,242	143,853
1,550	KIMBERLY-CLARK CORP.	69,760	174,437
3,705	KRAFT HEINZ (THE) CO.	26,470	123,562
44,384	KROGER (THE) CO.	652,693	1,941,800
1,833	LAMB WESTON HOLDINGS, INC.	73,271	141,837
1,400	MCCORMICK & CO., INC. (NON VOTING)	21,613	99,778
3,338	MOLSON COORS BEVERAGE CO., CLASS B	135,736	160,191
1	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont'd):
6,969	MONDELEZ INTERNATIONAL, INC., CLASS A	$94,887	382,110
5,090	MONSTER BEVERAGE CORP.(b)	220,817	442,626
48,272	PEPSICO, INC.	5,799,595	7,880,887
14,502	PHILIP MORRIS INTERNATIONAL, INC.	922,199	1,203,811
400	POST HOLDINGS, INC.(b)	21,172	32,764
33,145	PROCTER & GAMBLE (THE) CO.	1,007,621	4,184,556
7,500	SYSCO CORP.	115,506	530,325
71,003	TYSON FOODS, INC., CLASS A	5,188,657	4,681,228
1,400	US FOODS HOLDING CORP.(b)	23,726	37,016
74,592	WALGREENS BOOTS ALLIANCE, INC.	2,327,734	2,342,189
31,909	WALMART, INC.	3,363,156	4,138,597
		28,058,753	42,165,965	7.04%
Energy:
94,218	APA CORP.	3,074,250	3,221,313
23,713	BAKER HUGHES CO.	697,627	497,025
300	CHENIERE ENERGY, INC.	26,442	49,773
41,420	CHEVRON CORP.	2,699,709	5,950,811
41,563	CONOCOPHILLIPS	1,416,282	4,253,557
622	CONTINENTAL RESOURCES, INC.	6,458	41,556
50,327	COTERRA ENERGY, INC.	787,925	1,314,541
41,802	DEVON ENERGY CORP.	1,765,550	2,513,554
850	DT MIDSTREAM, INC.	9,264	44,107
1,094	ENBRIDGE, INC.(c)	16,716	40,587
15,426	EOG RESOURCES, INC.	941,153	1,723,547
74,686	EXXON MOBIL CORP.	4,607,306	6,520,835
1,100	HELMERICH & PAYNE, INC.	13,840	40,667
2,600	HESS CORP.	90,342	283,374
9,047	HF SINCLAIR CORP.	298,774	487,091
18,112	KINDER MORGAN, INC.	148,969	301,384
44,449	MARATHON OIL CORP.	900,511	1,003,658
14,286	MARATHON PETROLEUM CORP.	1,091,183	1,419,028
17,213	OCCIDENTAL PETROLEUM CORP.	678,152	1,057,739
3,900	ONEOK, INC.	37,884	199,836
25,265	OVINTIV, INC.	1,309,778	1,162,190
1,200	PBF ENERGY, INC., CLASS A(b)	7,963	42,192
7,708	PDC ENERGY, INC.	412,007	445,445
6,438	PHILLIPS 66	440,133	519,675
3,156	PIONEER NATURAL RESOURCES CO.	417,339	683,369
9,633	SCHLUMBERGER N.V.	108,848	345,825
600	TARGA RESOURCES CORP.	25,637	36,204
21,661	VALERO ENERGY CORP.	1,745,486	2,314,478
11,600	WILLIAMS (THE) COS., INC.	130,479	332,108
		23,906,007	36,845,469	6.16%
Financials:
4,579	AFLAC, INC.	225,517	257,340
56	ALLEGHANY CORP.(b)	15,448	47,005
8,300	ALLSTATE (THE) CORP.	197,623	1,033,599
7,933	AMERICAN EXPRESS CO.	715,083	1,070,241
408	AMERICAN FINANCIAL GROUP, INC.	25,156	50,155
75,706	AMERICAN INTERNATIONAL GROUP, INC.	4,226,470	3,594,521
7,373	AMERIPRISE FINANCIAL, INC.	652,636	1,857,627
3,400	ANNALY CAPITAL MANAGEMENT, INC.	80,993	58,344
2,548	AON PLC, CLASS A	406,718	682,533
2,311	ARCH CAPITAL GROUP LTD.(b)(c)	51,916	105,243
2,300	ARTHUR J. GALLAGHER & CO.	80,002	393,806
4,900	ASSURANT, INC.	218,575	711,823
700	AXIS CAPITAL HOLDINGS LTD.(c)	20,574	34,405
129,729	BANK OF AMERICA CORP.	1,712,845	3,917,816
45,950	BANK OF NEW YORK MELLON (THE) CORP.	2,123,580	1,769,994
24,051	BERKSHIRE HATHAWAY, INC., CLASS B(b)	2,959,157	6,422,098
900	BREAD FINANCIAL HOLDINGS, INC.	28,547	28,305
900	BRIGHTHOUSE FINANCIAL, INC.(b)	21,994	39,078
1,700	BROWN & BROWN, INC.	88,516	102,816
13,579	CAPITAL ONE FINANCIAL CORP.	1,042,557	1,251,576
17,908	CHARLES SCHWAB (THE) CORP.	189,651	1,287,048
5,185	CHUBB LTD.(c)	608,428	943,048
127,067	CITIGROUP, INC.	6,874,541	5,294,882
2	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
1,994	CME GROUP, INC.	$210,146	353,197
1,700	COMERICA, INC.	120,365	120,870
500	CREDIT ACCEPTANCE CORP.(b)	86,421	219,000
2,515	DISCOVER FINANCIAL SERVICES	274,446	228,664
21,121	EQUITABLE HOLDINGS, INC.	632,501	556,538
400	EVEREST RE GROUP LTD.(c)	101,540	104,976
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	214,333
1,163	FIDELITY NATIONAL FINANCIAL, INC.	9,139	42,101
10,565	FIFTH THIRD BANCORP	109,297	337,657
7,865	FIRST AMERICAN FINANCIAL CORP.	407,398	362,577
1,700	FIRST HORIZON CORP.	10,761	38,930
7,610	GOLDMAN SACHS GROUP (THE), INC.	814,108	2,230,111
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	384,420
3,700	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	62,228	229,178
43,846	HUNTINGTON BANCSHARES, INC.	221,603	577,890
7,305	INTERCONTINENTAL EXCHANGE, INC.	652,242	660,007
1,703	JANUS HENDERSON GROUP PLC(c)	23,890	34,588
47,492	JPMORGAN CHASE & CO.	1,723,282	4,962,914
61,371	KEYCORP	1,178,677	983,163
4,364	LINCOLN NATIONAL CORP.	209,320	191,623
3,476	LOEWS CORP.	201,141	173,244
1,624	LPL FINANCIAL HOLDINGS, INC.	341,304	354,812
700	M&T BANK CORP.	99,372	123,424
5,684	MARSH & MCLENNAN COS., INC.	240,120	848,564
1,300	MERCURY GENERAL CORP.	38,019	36,946
6,031	METLIFE, INC.	219,579	366,564
1,000	MOODY'S CORP.	254,700	243,110
34,252	MORGAN STANLEY	792,479	2,706,251
9,061	NASDAQ, INC.	105,320	513,577
2,326	ONEMAIN HOLDINGS, INC.	40,168	68,664
1,585	PACWEST BANCORP	19,982	35,821
7,114	PNC FINANCIAL SERVICES GROUP (THE), INC.	273,331	1,062,974
13,965	POPULAR, INC.	482,714	1,006,318
3,673	PRINCIPAL FINANCIAL GROUP, INC.	172,479	265,007
9,193	PROGRESSIVE (THE) CORP.	714,989	1,068,319
9,286	PRUDENTIAL FINANCIAL, INC.	582,046	796,553
1,050	RAYMOND JAMES FINANCIAL, INC.	89,754	103,761
11,139	REGIONS FINANCIAL CORP.	66,543	223,560
4,935	S&P GLOBAL, INC.	1,567,514	1,506,902
700	SEI INVESTMENTS CO.	11,200	34,335
8,252	SLM CORP.	56,805	115,445
1,200	STATE STREET CORP.	76,367	72,972
64,034	SYNCHRONY FINANCIAL	1,539,789	1,805,118
957	SYNOVUS FINANCIAL CORP.	13,867	35,897
3,549	T. ROWE PRICE GROUP, INC.	106,978	372,680
2,620	TRAVELERS (THE) COS., INC.	93,128	401,384
12,994	TRUIST FINANCIAL CORP.	242,181	565,759
28,594	UNUM GROUP	1,022,837	1,109,447
17,685	US BANCORP	322,716	713,059
11,782	W R BERKLEY CORP.	230,551	760,882
1,200	WASHINGTON FEDERAL, INC.	15,690	35,976
63,164	WELLS FARGO & CO.	1,376,036	2,540,456
2,568	WESTERN ALLIANCE BANCORP	59,789	168,820
2,600	ZIONS BANCORP N.A.	49,361	132,236
		41,235,264	64,154,877	10.72%
Health Care:
12,534	ABBOTT LABORATORIES	251,106	1,212,790
35,667	ABBVIE, INC.	3,075,851	4,786,868
300	ABIOMED, INC.(b)	44,070	73,698
1,457	AGILENT TECHNOLOGIES, INC.	63,335	177,098
1,036	ALIGN TECHNOLOGY, INC.(b)	267,192	214,566
5,700	AMERISOURCEBERGEN CORP.	95,209	771,381
21,910	AMGEN, INC.	4,405,563	4,938,514
193	AVANOS MEDICAL, INC.(b)	3,014	4,204
1,900	AVANTOR, INC.(b)	21,140	37,240
1,709	BECTON DICKINSON AND CO.	76,277	380,816
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	1,270,344
3	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
73,936	BRISTOL-MYERS SQUIBB CO.	$4,212,046	5,256,110
2,145	BRUKER CORP.	43,219	113,814
7,181	CARDINAL HEALTH, INC.	427,934	478,829
1,500	CATALENT, INC.(b)	72,508	108,540
9,743	CENTENE CORP.(b)	557,413	758,103
3,929	CIGNA CORP.	362,422	1,090,180
30,166	CVS HEALTH CORP.	1,988,657	2,876,931
8,860	DANAHER CORP.	224,916	2,288,449
5,332	DENTSPLY SIRONA, INC.	141,306	151,162
6,000	DEXCOM, INC.(b)	87,312	483,240
11,720	EDWARDS LIFESCIENCES CORP.(b)	161,444	968,424
9,208	ELEVANCE HEALTH, INC.	2,232,336	4,182,642
10,244	ELI LILLY & CO.	564,949	3,312,397
341	EMBECTA CORP.	1,955	9,835
17,117	GILEAD SCIENCES, INC.	144,409	1,055,948
3,800	HENRY SCHEIN, INC.(b)	67,547	249,926
34,202	HOLOGIC, INC.(b)	2,027,012	2,206,713
6,925	HORIZON THERAPEUTICS PLC(b)	168,428	428,588
1,859	HUMANA, INC.	685,141	901,968
2,299	IDEXX LABORATORIES, INC.(b)	98,745	749,014
2,300	ILLUMINA, INC.(b)	98,233	438,817
4,386	INTUITIVE SURGICAL, INC.(b)	560,949	822,112
1,000	IONIS PHARMACEUTICALS, INC.(b)	28,025	44,230
5,634	IQVIA HOLDINGS, INC.(b)	560,732	1,020,543
32,814	JOHNSON & JOHNSON	3,132,006	5,360,495
4,883	LABORATORY CORP. OF AMERICA HOLDINGS	1,151,416	1,000,087
300	MASIMO CORP.(b)	35,481	42,348
12,592	MCKESSON CORP.	2,359,668	4,279,643
17,300	MEDTRONIC PLC(c)	1,429,781	1,396,975
39,478	MERCK & CO., INC.	1,057,231	3,399,845
1,117	METTLER-TOLEDO INTERNATIONAL, INC.(b)	109,592	1,210,962
9,301	MODERNA, INC.(b)	1,259,149	1,099,843
1,172	MOLINA HEALTHCARE, INC.(b)	198,227	386,573
300	NEUROCRINE BIOSCIENCES, INC.(b)	23,979	31,863
3,547	ORGANON & CO.	39,446	83,000
300	PENUMBRA, INC.(b)	36,663	56,880
158,251	PFIZER, INC.	6,158,915	6,925,064
8,993	QUEST DIAGNOSTICS, INC.	1,291,267	1,103,351
1,306	REGENERON PHARMACEUTICALS, INC.(b)	680,617	899,664
118	REPLIGEN CORP.(b)	18,818	22,079
4,204	RESMED, INC.	93,844	917,733
1,000	ROYALTY PHARMA PLC, CLASS A	37,137	40,180
1,300	TELEFLEX, INC.	66,613	261,898
4,222	THERMO FISHER SCIENTIFIC, INC.	1,372,633	2,141,356
6,118	UNITED THERAPEUTICS CORP.(b)	616,285	1,280,987
15,795	UNITEDHEALTH GROUP, INC.	3,732,706	7,977,107
12,992	UNIVERSAL HEALTH SERVICES, INC., CLASS B	1,171,056	1,145,635
1,880	VAREX IMAGING CORP.(b)	19,829	39,743
499	VEEVA SYSTEMS, INC., CLASS A(b)	19,015	82,275
3,000	VERTEX PHARMACEUTICALS, INC.(b)	439,108	868,620
70,702	VIATRIS, INC.	590,368	602,381
4,498	WATERS CORP.(b)	417,656	1,212,346
3,374	ZIMMER BIOMET HOLDINGS, INC.	135,863	352,752
6,047	ZOETIS, INC.	858,592	896,710
		52,555,516	88,982,429	14.86%
Industrials:
13,745	3M CO.	1,181,274	1,518,822
923	ACCO BRANDS CORP.	3,137	4,523
3,338	ACUITY BRANDS, INC.	362,545	525,635
5,973	AGCO CORP.	421,122	574,423
900	AIR LEASE CORP.	13,723	27,909
1,533	ALLEGION PLC(c)	40,913	137,479
5,175	AMETEK, INC.	73,221	586,897
5,544	AVIS BUDGET GROUP, INC.(b)	831,880	823,062
2,387	BOEING (THE) CO.(b)	68,217	289,018
17,857	BOOZ ALLEN HAMILTON HOLDING CORP.	1,098,845	1,649,094
34,619	BUILDERS FIRSTSOURCE, INC.(b)	1,994,757	2,039,751
4	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
800	BWX TECHNOLOGIES, INC.	$36,143	40,296
1,200	C.H. ROBINSON WORLDWIDE, INC.	108,946	115,572
796	CARLISLE COS., INC.	69,242	223,206
10,640	CARRIER GLOBAL CORP.	57,007	378,358
10,504	CATERPILLAR, INC.	272,491	1,723,496
2,600	CHARGEPOINT HOLDINGS, INC.(b)	35,063	38,376
5,347	CINTAS CORP.	1,092,834	2,075,652
2,000	COPART, INC.(b)	143,195	212,800
21,972	CSX CORP.	382,113	585,334
3,648	CUMMINS, INC.	494,638	742,404
5,993	DEERE & CO.	168,293	2,001,003
1,940	DELTA AIR LINES, INC.(b)	27,009	54,436
1,525	DOVER CORP.	32,899	177,785
11,904	EATON CORP. PLC	188,536	1,587,517
1,473	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	96,472	130,081
1,856	FEDEX CORP.	37,123	275,560
10,014	FORTIVE CORP.	403,477	583,816
500	GATX CORP.	8,670	42,575
4,928	GENERAL DYNAMICS CORP.	984,665	1,045,574
6,246	GENERAL ELECTRIC CO.	348,222	386,690
275	HEICO CORP.	19,276	39,595
356	HEICO CORP., CLASS A	18,996	40,805
9,188	HONEYWELL INTERNATIONAL, INC.	265,803	1,534,120
25,039	HOWMET AEROSPACE, INC.	299,194	774,456
3,549	HUBBELL, INC.	744,488	791,427
535	HUNTINGTON INGALLS INDUSTRIES, INC.	18,067	118,503
1,300	IAA, INC.(b)	39,765	41,405
2,271	IDEX CORP.	140,770	453,859
4,824	ILLINOIS TOOL WORKS, INC.	155,812	871,456
2,382	INGERSOLL RAND, INC.	18,866	103,045
1,468	JACOBS SOLUTIONS, INC.	29,713	159,263
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	328,482
5,282	JOHNSON CONTROLS INTERNATIONAL PLC	143,631	259,980
803	KNIGHT-SWIFT TRANSPORTATION HOLDINGS, INC.	34,320	39,291
3,842	L3HARRIS TECHNOLOGIES, INC.	277,979	798,483
322	LINCOLN ELECTRIC HOLDINGS, INC.	6,663	40,482
3,634	LOCKHEED MARTIN CORP.	1,388,448	1,403,778
15,807	MANPOWERGROUP, INC.	1,167,617	1,022,555
44,890	MASCO CORP.	1,900,049	2,095,914
3,039	MSC INDUSTRIAL DIRECT CO., INC., CLASS A	189,928	221,270
677	NORFOLK SOUTHERN CORP.	12,958	141,933
10,192	NORTHROP GRUMMAN CORP.	2,598,345	4,793,501
1,319	NVENT ELECTRIC PLC(c)	12,626	41,694
7,431	OLD DOMINION FREIGHT LINE, INC.	1,799,211	1,848,610
5,320	OTIS WORLDWIDE CORP.	90,693	339,416
3,596	OWENS CORNING	263,779	282,682
389	PACCAR, INC.	9,819	32,555
4,628	PARKER-HANNIFIN CORP.	350,966	1,121,411
2,519	PENTAIR PLC(c)	49,295	102,347
550	QUANTA SERVICES, INC.	29,376	70,065
13,328	RAYTHEON TECHNOLOGIES CORP.	243,616	1,091,030
12,257	REPUBLIC SERVICES, INC.	732,074	1,667,442
26,451	ROBERT HALF INTERNATIONAL, INC.	2,795,388	2,023,501
9,420	ROLLINS, INC.	221,629	326,686
10,099	SCHNEIDER NATIONAL, INC., CLASS B	212,262	205,010
700	SNAP-ON, INC.	17,991	140,945
7,500	SOUTHWEST AIRLINES CO.(b)	64,131	231,300
1,500	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A	25,470	32,880
2,557	STANLEY BLACK & DECKER, INC.	72,048	192,312
400	STERICYCLE, INC.(b)	8,456	16,844
3,049	TEXTRON, INC.	186,628	177,635
11,246	TIMKEN (THE) CO.	499,847	663,964
1,596	TORO (THE) CO.	76,510	138,022
10,505	TRANE TECHNOLOGIES PLC(c)	490,333	1,521,229
200	TRANSDIGM GROUP, INC.	62,989	104,964
15,586	UNION PACIFIC CORP.	2,904,484	3,036,465
2,028	UNITED AIRLINES HOLDINGS, INC.(b)	41,672	65,971
5	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
9,757	UNITED PARCEL SERVICE, INC., CLASS B	$1,181,241	1,576,146
3,660	UNITED RENTALS, INC.(b)	357,777	988,639
494	VERISK ANALYTICS, INC.	83,738	84,242
1	VERITIV CORP.(b)	8	98
700	W.W. GRAINGER, INC.	30,601	342,433
275	WASTE CONNECTIONS, INC.	12,008	37,161
15,802	WASTE MANAGEMENT, INC.	732,916	2,531,638
1,200	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	21,945	97,620
14,035	XPO LOGISTICS, INC.(b)	684,513	624,838
2,300	XYLEM, INC.	89,663	200,928
		35,043,593	58,629,470	9.79%
Information Technology:
4,972	ACCENTURE PLC, CLASS A(c)	310,340	1,279,296
6,182	ADOBE, INC.(b)	607,811	1,701,286
35,710	ADVANCED MICRO DEVICES, INC.(b)	1,538,514	2,262,586
4,257	AKAMAI TECHNOLOGIES, INC.(b)	119,970	341,922
8,102	AMDOCS LTD.	618,199	643,704
4,349	ANALOG DEVICES, INC.	81,739	605,990
261,745	APPLE, INC.	9,338,495	36,173,159
5,742	APPLIED MATERIALS, INC.	117,084	470,442
14,451	APPLOVIN CORP., CLASS A(b)	362,566	281,650
1,200	ARISTA NETWORKS, INC.(b)	106,419	135,468
7,925	ARROW ELECTRONICS, INC.(b)	483,101	730,606
194	ASPEN TECHNOLOGY, INC.(b)	35,337	46,211
100	ATLASSIAN CORP. PLC, CLASS A(b)(c)	18,028	21,059
2,886	AUTODESK, INC.(b)	354,745	539,105
6,766	AUTOMATIC DATA PROCESSING, INC.	361,211	1,530,402
645	BLACK KNIGHT, INC.(b)	25,292	41,751
700	BLOCK, INC.(b)	25,912	38,493
7,034	BROADCOM, INC.	2,429,800	3,123,166
3,413	BROADRIDGE FINANCIAL SOLUTIONS, INC.	106,898	492,564
9,400	CADENCE DESIGN SYSTEMS, INC.(b)	407,205	1,536,242
7,000	CDW CORP.	292,424	1,092,560
61,522	CISCO SYSTEMS, INC.	1,340,145	2,460,880
1,400	CITRIX SYSTEMS, INC.	112,250	145,460
800	CLOUDFLARE, INC., CLASS A(b)	28,768	44,248
22,744	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	1,831,213	1,306,415
3,900	COMMSCOPE HOLDING CO., INC.(b)	24,669	35,919
596	CONCENTRIX CORP.	18,010	66,531
15,600	CORNING, INC.	85,176	452,712
300	CROWDSTRIKE HOLDINGS, INC., CLASS A(b)	29,640	49,443
83,918	DELL TECHNOLOGIES, INC., CLASS C	3,852,218	2,867,478
3,369	DOCUSIGN, INC.(b)	197,584	180,140
600	DOLBY LABORATORIES, INC., CLASS A	13,026	39,090
31,785	DXC TECHNOLOGY CO.(b)	791,869	778,097
1,700	ENPHASE ENERGY, INC.(b)	274,645	471,699
1,154	EPAM SYSTEMS, INC.(b)	219,417	417,967
1,300	F5, INC.(b)	30,062	188,149
9,073	FAIR ISAAC CORP.(b)	4,239,762	3,738,167
10,800	FIDELITY NATIONAL INFORMATION SERVICES, INC.	365,507	816,156
9,784	FISERV, INC.(b)	172,685	915,489
400	FLEETCOR TECHNOLOGIES, INC.(b)	73,953	70,468
27,615	FORTINET, INC.(b)	393,491	1,356,725
6,907	GARTNER, INC.(b)	1,603,548	1,911,098
800	GENPACT LTD.	32,798	35,016
2,643	GLOBAL PAYMENTS, INC.	196,578	285,576
573	GODADDY, INC., CLASS A(b)	36,199	40,614
158,810	HEWLETT PACKARD ENTERPRISE CO.	1,913,174	1,902,544
191,582	HP, INC.	5,379,763	4,774,223
45,715	INTEL CORP.	1,375,108	1,178,076
11,723	INTERNATIONAL BUSINESS MACHINES CORP.	1,192,830	1,392,810
4,700	INTUIT, INC.	548,617	1,820,404
13,175	JABIL, INC.	259,881	760,329
15,621	JACK HENRY & ASSOCIATES, INC.	2,968,195	2,847,240
10,711	JUNIPER NETWORKS, INC.	378,678	279,771
1,915	KEYSIGHT TECHNOLOGIES, INC.(b)	254,268	301,344
5,476	KLA CORP.	1,781,428	1,657,202
6	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
5,109	LAM RESEARCH CORP.	$355,823	1,869,894
17,381	MASTERCARD, INC., CLASS A	4,572,414	4,942,113
8,368	MICROCHIP TECHNOLOGY, INC.	38,707	510,699
67,906	MICRON TECHNOLOGY, INC.	2,797,055	3,402,091
120,352	MICROSOFT CORP.	7,528,006	28,029,981
500	MKS INSTRUMENTS, INC.	32,310	41,320
200	MONOLITHIC POWER SYSTEMS, INC.	74,250	72,680
6,500	MOTOROLA SOLUTIONS, INC.	1,478,133	1,455,805
22,781	NORTONLIFELOCK, INC.	207,695	458,809
33,132	NVIDIA CORP.	1,514,845	4,021,893
3,825	NXP SEMICONDUCTORS N.V.(c)	327,712	564,226
14,065	ON SEMICONDUCTOR CORP.(b)	553,747	876,671
43,388	ORACLE CORP.	2,437,294	2,649,705
22,517	PAYCHEX, INC.	2,681,687	2,526,633
1,553	PAYCOM SOFTWARE, INC.(b)	217,948	512,474
14,961	PAYPAL HOLDINGS, INC.(b)	1,097,117	1,287,693
2,400	PTC, INC.(b)	82,674	251,040
1,400	PURE STORAGE, INC., CLASS A(b)	26,749	38,318
9,703	QUALCOMM, INC.	1,088,206	1,096,245
700	ROPER TECHNOLOGIES, INC.	94,317	251,748
8,290	SALESFORCE, INC.(b)	138,253	1,192,434
25,071	SEAGATE TECHNOLOGY HOLDINGS PLC	760,816	1,334,529
2,047	SERVICENOW, INC.(b)	266,183	772,968
4,496	STONECO LTD., CLASS A(b)(c)	37,028	42,847
5,300	SYNOPSYS, INC.(b)	438,338	1,619,203
457	TD SYNNEX CORP.	13,863	37,104
12,814	TERADATA CORP.(b)	428,423	398,003
4,600	TERADYNE, INC.	82,730	345,690
27,783	TEXAS INSTRUMENTS, INC.	936,448	4,300,253
7,049	TRIMBLE, INC.(b)	94,849	382,549
100	UBIQUITI, INC.	17,029	29,356
1,176	VERISIGN, INC.(b)	204,398	204,271
28,737	VISA, INC., CLASS A	3,623,205	5,105,128
2,100	VISHAY INTERTECHNOLOGY, INC.	13,309	37,359
1,296	VMWARE, INC., CLASS A	24,166	137,972
22,512	WESTERN DIGITAL CORP.(b)	839,154	732,766
208	WORKDAY, INC., CLASS A(b)	28,550	31,662
400	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	43,396	104,804
		84,953,072	160,344,078	26.79%
Materials:
2,994	AIR PRODUCTS AND CHEMICALS, INC.	500,120	696,794
1,500	ALBEMARLE CORP.	65,890	396,660
13,770	AMCOR PLC(c)	60,200	147,752
500	ASHLAND, INC.	8,576	47,485
3,165	AVERY DENNISON CORP.	207,899	514,946
13,331	CELANESE CORP.	953,804	1,204,323
33,944	CF INDUSTRIES HOLDINGS, INC.	3,037,691	3,267,110
13,806	CHEMOURS (THE) CO.	402,511	340,318
8,562	CORTEVA, INC.	200,802	489,318
1,800	CROWN HOLDINGS, INC.	57,831	145,854
25,939	DOW, INC.	1,295,962	1,139,500
7,262	DUPONT DE NEMOURS, INC.	212,802	366,005
3,609	EASTMAN CHEMICAL CO.	100,643	256,419
3,191	ECOLAB, INC.	114,294	460,844
13,200	FREEPORT-MCMORAN, INC.	86,592	360,756
60,199	GINKGO BIOWORKS HOLDINGS, INC.(b)	172,489	187,821
52,423	HUNTSMAN CORP.	1,190,248	1,286,460
2,521	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	242,423	228,982
48,580	INTERNATIONAL PAPER CO.	1,563,167	1,539,986
3,465	LINDE PLC(c)	580,691	934,129
30,074	LYONDELLBASELL INDUSTRIES N.V., CLASS A	2,268,792	2,263,971
700	MARTIN MARIETTA MATERIALS, INC.	27,965	225,463
7,400	NEWMONT CORP.	136,530	311,022
5,844	NUCOR CORP.	99,313	625,250
18,585	OLIN CORP.	965,437	796,925
700	PACKAGING CORP. OF AMERICA	79,786	78,603
5,172	PPG INDUSTRIES, INC.	123,888	572,489
7	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
1,373	RELIANCE STEEL & ALUMINUM CO.	$81,223	239,465
400	ROYAL GOLD, INC.	14,876	37,528
1,400	SEALED AIR CORP.	24,528	62,314
600	SONOCO PRODUCTS CO.	12,420	34,038
81	SOUTHERN COPPER CORP.(c)	963	3,632
16,620	STEEL DYNAMICS, INC.	1,015,332	1,179,189
20,231	UNITED STATES STEEL CORP.	358,706	366,586
1,422	VALVOLINE, INC.	9,272	36,033
2,100	VULCAN MATERIALS CO.	63,441	331,191
17,797	WESTROCK CO.	654,470	549,749
		16,991,577	21,724,910	3.63%
Real Estate:
2,229	ALEXANDRIA REAL ESTATE EQUITIES, INC.	124,669	312,484
1,252	AMERICAN HOMES 4 RENT, CLASS A	37,569	41,078
3,580	AMERICAN TOWER CORP.	335,040	768,626
1,008	APARTMENT INCOME REIT CORP.	34,055	38,929
834	AVALONBAY COMMUNITIES, INC.	47,526	153,615
3,388	BOSTON PROPERTIES, INC.	165,793	253,998
26,905	BRIXMOR PROPERTY GROUP, INC.	233,706	496,935
2,153	CAMDEN PROPERTY TRUST	123,455	257,176
4,700	CROWN CASTLE, INC.	172,478	679,385
2,027	CUBESMART	52,679	81,202
457	DIGITAL REALTY TRUST, INC.	21,921	45,325
2,100	DOUGLAS EMMETT, INC.	13,943	37,653
1,700	DUKE REALTY CORP.	28,435	81,940
1,252	EQUINIX, INC.	309,568	712,188
600	EQUITY LIFESTYLE PROPERTIES, INC.	9,836	37,704
5,416	EQUITY RESIDENTIAL	174,162	364,064
675	ESSEX PROPERTY TRUST, INC.	73,174	163,505
600	EXTRA SPACE STORAGE, INC.	98,202	103,626
900	FEDERAL REALTY INVESTMENT TRUST	47,642	81,108
1,046	FOUR CORNERS PROPERTY TRUST, INC.	8,177	25,303
870	GAMING AND LEISURE PROPERTIES, INC.	24,198	38,489
7,000	HEALTHPEAK PROPERTIES, INC.	65,888	160,440
106,556	HOST HOTELS & RESORTS, INC.	1,671,180	1,692,109
678	HOWARD HUGHES (THE) CORP.(b)	20,502	37,554
2,100	IRON MOUNTAIN, INC.	93,990	92,337
400	JBG SMITH PROPERTIES	6,941	7,432
6,972	KIMCO REALTY CORP.	66,618	128,355
778	LAMAR ADVERTISING CO., CLASS A	28,754	64,177
1,800	MID-AMERICA APARTMENT COMMUNITIES, INC.	132,698	279,126
2,500	OUTFRONT MEDIA, INC.	32,266	37,975
10,911	PROLOGIS, INC.	280,831	1,108,558
1,735	PUBLIC STORAGE	227,274	508,025
1,172	RAYONIER, INC.	10,987	35,125
4,002	REALTY INCOME CORP.	86,978	232,916
15,058	REGENCY CENTERS CORP.	828,336	810,873
680	REXFORD INDUSTRIAL REALTY, INC.	33,593	35,360
2,100	SBA COMMUNICATIONS CORP.	214,169	597,765
16,393	SIMON PROPERTY GROUP, INC.	1,603,996	1,471,272
133	SUN COMMUNITIES, INC.	8,109	17,999
4,100	UDR, INC.	63,318	171,011
4,265	VICI PROPERTIES, INC.	53,467	127,310
116,356	WEYERHAEUSER CO.	4,150,849	3,323,127
		11,816,972	15,713,179	2.62%
Utilities:
3,100	AES (THE) CORP.	35,303	70,060
2,000	ALLIANT ENERGY CORP.	24,835	105,980
1,700	AMEREN CORP.	48,382	136,935
5,900	AMERICAN ELECTRIC POWER CO., INC.	372,550	510,055
900	AVANGRID, INC.	34,235	37,530
5,800	CENTERPOINT ENERGY, INC.	66,308	163,444
13,300	CMS ENERGY CORP.	259,708	774,592
4,975	CONSOLIDATED EDISON, INC.	318,863	426,656
3,500	CONSTELLATION ENERGY CORP.	137,851	291,165
12,073	DOMINION ENERGY, INC.	450,978	834,365
2,300	DTE ENERGY CO.	71,502	264,615
8	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont'd):
9,151	DUKE ENERGY CORP.	$418,500	851,226
4,325	EDISON INTERNATIONAL	135,088	244,708
464	ENTERGY CORP.	12,179	46,692
735	ESSENTIAL UTILITIES, INC.	9,833	30,414
2,974	EVERGY, INC.	67,407	176,656
4,961	EVERSOURCE ENERGY	125,492	386,760
10,500	EXELON CORP.	342,581	393,330
5,500	FIRSTENERGY CORP.	159,532	203,500
600	NATIONAL FUEL GAS CO.	13,860	36,930
16,354	NEXTERA ENERGY, INC.	192,414	1,282,317
6,900	NISOURCE, INC.	43,973	173,811
46,007	NRG ENERGY, INC.	1,563,720	1,760,688
900	OGE ENERGY CORP.	8,127	32,814
3,100	PG&E CORP.(b)	30,923	38,750
13,100	PINNACLE WEST CAPITAL CORP.	782,497	845,081
700	PPL CORP.	10,384	17,745
1,200	PUBLIC SERVICE ENTERPRISE GROUP, INC.	51,552	67,476
3,700	SEMPRA ENERGY	239,277	554,778
10,000	SOUTHERN (THE) CO.	264,782	680,000
1,050	UGI CORP.	12,323	33,947
1,656	VISTRA CORP.	29,514	34,776
3,500	WEC ENERGY GROUP, INC.	263,727	313,005
968	XCEL ENERGY, INC.	36,241	61,952
		6,634,441	11,882,753	1.99%
	Sub-total Common Stocks:	371,621,665	612,931,011	102.39%
Short-Term Investments:
2,278,000	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 2.25%(d)	2,278,000	2,278,000
	Sub-total Short-Term Investments:	2,278,000	2,278,000	0.38%
	Grand total	$373,899,665	615,209,011	102.77%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of September 30, 2022, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 1.46% of net assets.
(d)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2021, the value of the Clearwater Core Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $2,396,931 with net sales of $118,931 during the nine months ended September 30, 2022.
9	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2022 (unaudited)
Fair value is an estimate of the price the Clearwater Core Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Core Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Core Equity Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Core Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2022.
	Level 1	Level 2	Level 3	Total
Common Stocks	$612,931,011	$—	$—	$612,931,011
Short-Term Investments	2,278,000	—	—	2,278,000
Total	$615,209,011	$—	$—	$615,209,011
For the Clearwater Core Equity Fund, the investment value is comprised of equity securities and short-term investments. See the Clearwater Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
10	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2022 (unaudited)
Clearwater Core Equity Fund Portfolio Diversification
(as a percentage of net assets)
11	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
300	AMC NETWORKS, INC., CLASS A(b)	$6,207	6,090
500	CARS.COM, INC.(b)	5,740	5,750
4,000	CINEMARK HOLDINGS, INC.(b)	50,225	48,440
5,641	CONSOLIDATED COMMUNICATIONS HOLDINGS, INC.(b)	28,145	23,467
400	EW SCRIPPS (THE) CO., CLASS A(b)	4,588	4,508
2,500	GOGO, INC.(b)	30,068	30,300
500	MARCUS (THE) CORP.	7,045	6,945
167,880	NEW YORK TIMES (THE) CO., CLASS A	7,132,071	4,826,550
63,096	OOMA, INC.(b)	1,163,274	776,081
1,800	QUINSTREET, INC.(b)	19,130	18,900
1,100	SCHOLASTIC CORP.	33,275	33,836
3,100	SHENANDOAH TELECOMMUNICATIONS CO.	62,889	52,762
15,002	SHUTTERSTOCK, INC.	1,087,866	752,650
6,524	TECHTARGET, INC.(b)	386,962	386,221
3,600	TELEPHONE AND DATA SYSTEMS, INC.	51,791	50,040
4,521	THRYV HOLDINGS, INC.(b)	105,727	103,214
297,402	THUNDERBIRD ENTERTAINMENT GROUP, INC.(b)(c)	1,101,679	645,894
28,841	VERTICALSCOPE HOLDINGS, INC.(b)(c)	567,714	208,789
206,351	VIMEO, INC.(b)	5,427,102	825,404
80,853	WARNER MUSIC GROUP CORP., CLASS A	2,446,997	1,876,598
6,408	YELP, INC.(b)	195,031	217,295
20,495	YOUGOV PLC(c)	359,598	206,510
		20,273,124	11,106,244	3.41%
Consumer Discretionary:
31,727	1-800-FLOWERS.COM, INC., CLASS A(b)	961,928	205,908
1,200	AARON'S (THE) CO., INC.	12,623	11,664
2,475	ACADEMY SPORTS & OUTDOORS, INC.	101,482	104,395
33,214	ADIENT PLC(b)	1,174,764	921,688
1,700	ADTALEM GLOBAL EDUCATION, INC.(b)	61,376	61,965
62,710	ALLBIRDS, INC., CLASS A(b)	958,191	190,638
700	AMERICAN AXLE & MANUFACTURING HOLDINGS, INC.(b)	4,879	4,781
150,420	AMERICAN EAGLE OUTFITTERS, INC.	2,915,104	1,463,587
33,353	AMERICAN OUTDOOR BRANDS, INC.(b)	814,682	292,506
100	AMERICA'S CAR-MART, INC.(b)	6,196	6,102
900	ASBURY AUTOMOTIVE GROUP, INC.(b)	132,309	135,990
2,600	BED BATH & BEYOND, INC.(b)	16,112	15,834
300	BJ'S RESTAURANTS, INC.(b)	7,176	7,155
292	BLOOMIN' BRANDS, INC.	3,729	5,352
1,100	BOOT BARN HOLDINGS, INC.(b)	65,658	64,306
1,700	BRINKER INTERNATIONAL, INC.(b)	43,585	42,466
1,100	BUCKLE (THE), INC.	35,145	34,826
1,400	CALERES, INC.	34,886	33,908
600	CATO (THE) CORP., CLASS A	5,736	5,724
129	CAVCO INDUSTRIES, INC.(b)	28,161	26,543
99,794	CENTURY CASINOS, INC.(b)	1,418,206	654,649
1,100	CENTURY COMMUNITIES, INC.	47,498	47,058
400	CHEESECAKE FACTORY (THE), INC.	11,996	11,712
4,800	CHICO'S FAS, INC.(b)	26,525	23,232
200	CHILDREN'S PLACE (THE), INC.(b)	6,310	6,178
8,400	CHUY'S HOLDINGS, INC.(b)	176,041	194,712
11,473	CLARUS CORP.	284,477	154,541
164,088	DANA, INC.	2,289,365	1,875,526
1,600	DAVE & BUSTER'S ENTERTAINMENT, INC.(b)	50,365	49,648
15,487	DENNY'S CORP.(b)	249,246	145,733
1,761	DESIGNER BRANDS, INC., CLASS A	22,850	26,961
163	DINE BRANDS GLOBAL, INC.	9,595	10,360
51	DORMAN PRODUCTS, INC.(b)	3,349	4,188
56,888	DREAM FINDERS HOMES, INC., CLASS A(b)	1,147,638	603,013
800	EL POLLO LOCO HOLDINGS, INC.(b)	7,080	7,136
131,220	FARFETCH LTD., CLASS A(b)(c)	3,522,840	977,589
3,100	FRONTDOOR, INC.(b)	64,345	63,209
115,960	FULL HOUSE RESORTS, INC.(b)	984,121	651,695
161,948	GAP (THE), INC.	2,324,714	1,329,593
950	GENESCO, INC.(b)	52,234	37,354
63,889	GENTEX CORP.	1,932,502	1,523,114
1,300	GENTHERM, INC.(b)	65,622	64,649
12	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
987	G-III APPAREL GROUP LTD.(b)	$14,210	14,756
73,598	GILDAN ACTIVEWEAR, INC.(c)	1,698,034	2,080,615
800	GOLDEN ENTERTAINMENT, INC.(b)	28,208	27,912
1,100	GREEN BRICK PARTNERS, INC.(b)	23,617	23,518
600	GROUP 1 AUTOMOTIVE, INC.	84,966	85,722
1,100	GUESS?, INC.	16,379	16,137
130,030	HANESBRANDS, INC.	1,987,569	905,009
500	HAVERTY FURNITURE COS., INC.	12,675	12,450
20,371	HELEN OF TROY LTD.(b)	3,458,213	1,964,579
1,469	HIBBETT, INC.	67,146	73,171
47,911	HOOKER FURNISHINGS CORP.	1,123,840	646,319
957	INSTALLED BUILDING PRODUCTS, INC.	77,809	77,507
1,100	IROBOT CORP.(b)	62,633	61,963
800	JACK IN THE BOX, INC.	59,608	59,256
1,900	KONTOOR BRANDS, INC.	65,051	63,859
900	LCI INDUSTRIES	90,909	91,314
700	LGI HOMES, INC.(b)	57,078	56,959
12,731	LOVESAC (THE) CO.(b)	780,751	259,458
1,000	M/I HOMES, INC.(b)	36,860	36,230
27,290	MALIBU BOATS, INC., CLASS A(b)	1,593,334	1,309,647
575	MARINEMAX, INC.(b)	13,007	17,129
2,600	MDC HOLDINGS, INC.	72,896	71,292
1,300	MERITAGE HOMES CORP.(b)	92,870	91,351
400	MONARCH CASINO & RESORT, INC.(b)	22,604	22,456
1,100	MONRO, INC.	47,619	47,806
54,156	MOTORCAR PARTS OF AMERICA, INC.(b)	1,048,345	824,254
500	MOVADO GROUP, INC.	14,285	14,090
2,835	NATIONAL VISION HOLDINGS, INC.(b)	89,997	92,563
35,603	NEOGAMES S.A.(b)(c)	569,143	459,279
104,618	NOODLES & CO.(b)	875,606	491,705
1,500	ODP (THE) CORP.(b)	53,503	52,725
23,170	OVERSTOCK.COM, INC.(b)	911,298	564,189
500	OXFORD INDUSTRIES, INC.	40,480	44,890
30,260	PAPA JOHN'S INTERNATIONAL, INC.	2,651,536	2,118,503
12,792	PATRICK INDUSTRIES, INC.	975,604	560,801
67,367	PELOTON INTERACTIVE, INC., CLASS A(b)	2,071,074	466,853
2,400	PERDOCEO EDUCATION CORP.(b)	25,193	24,720
14,021	PVH CORP.	687,542	628,141
1,900	RENT-A-CENTER, INC.	42,442	33,269
1,100	RUTH'S HOSPITALITY GROUP, INC.	18,887	18,546
3,900	SALLY BEAUTY HOLDINGS, INC.(b)	50,998	49,140
1,300	SHAKE SHACK, INC., CLASS A(b)	60,617	58,474
600	SHOE CARNIVAL, INC.	13,056	12,864
1,700	SIGNET JEWELERS LTD.	95,043	97,223
2,700	SIX FLAGS ENTERTAINMENT CORP.(b)	48,970	47,790
22,115	SKYLINE CHAMPION CORP.(b)	1,350,697	1,169,220
10,642	SLEEP NUMBER CORP.(b)	811,703	359,806
823	SONIC AUTOMOTIVE, INC., CLASS A	28,187	35,636
3,900	SONOS, INC.(b)	54,663	54,210
100	STANDARD MOTOR PRODUCTS, INC.	3,250	3,250
1,800	STEVEN MADDEN LTD.	50,900	48,006
93,741	STONERIDGE, INC.(b)	2,071,898	1,588,910
4,982	STRATEGIC EDUCATION, INC.	302,638	305,945
52,418	STRIDE, INC.(b)	1,865,030	2,203,129
600	STURM RUGER & CO., INC.	30,666	30,474
3,700	TRI POINTE HOMES, INC.(b)	56,818	55,907
600	TUPPERWARE BRANDS CORP.(b)	4,008	3,930
500	UNIFI, INC.(b)	4,840	4,755
622	URBAN OUTFITTERS, INC.(b)	12,515	12,222
14,135	VF CORP.	585,131	422,778
2,000	VISTA OUTDOOR, INC.(b)	48,955	48,640
56,418	WINNEBAGO INDUSTRIES, INC.	2,568,578	3,002,002
200	WOLVERINE WORLD WIDE, INC.	3,326	3,078
1,900	WW INTERNATIONAL, INC.(b)	7,577	7,467
28,636	WYNDHAM HOTELS & RESORTS, INC.	1,391,708	1,756,819
700	XPEL, INC.(b)	44,646	45,108
13	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
500	ZUMIEZ, INC.(b)	$11,075	10,765
		55,320,955	38,045,679	11.68%
Consumer Staples:
1,200	ANDERSONS (THE), INC.	36,875	37,236
2,700	B&G FOODS, INC.	45,197	44,523
1,420	CALAVO GROWERS, INC.	54,238	45,085
1,400	CAL-MAINE FOODS, INC.	82,150	77,826
200	CENTRAL GARDEN & PET CO., CLASS A(b)	6,820	6,832
27,883	CHEFS' WAREHOUSE (THE), INC.(b)	867,388	807,770
200	EDGEWELL PERSONAL CARE CO.	7,360	7,480
1,700	ELF BEAUTY, INC.(b)	63,849	63,954
1,100	FRESH DEL MONTE PRODUCE, INC.	25,905	25,564
81,371	GROCERY OUTLET HOLDING CORP.(b)	2,541,547	2,708,840
5,126	HOSTESS BRANDS, INC.(b)	114,986	119,128
10,160	INGREDION, INC.	913,954	818,083
100	INTER PARFUMS, INC.	7,379	7,546
600	J & J SNACK FOODS CORP.	78,810	77,682
744	JOHN B. SANFILIPPO & SON, INC.	55,342	56,343
11,185	MEDIFAST, INC.	2,185,611	1,212,007
500	MGP INGREDIENTS, INC.	52,000	53,080
800	NATIONAL BEVERAGE CORP.	31,272	30,832
900	PRICESMART, INC.	52,803	51,831
20,022	SPECTRUM BRANDS HOLDINGS, INC.	1,220,084	781,459
600	TOOTSIE ROLL INDUSTRIES, INC.	20,310	19,968
1,814	TREEHOUSE FOODS, INC.(b)	75,897	76,950
2,124	UNITED NATURAL FOODS, INC.(b)	73,014	73,002
21,446	UNIVERSAL CORP.	1,184,924	987,374
24,134	USANA HEALTH SCIENCES, INC.(b)	2,345,640	1,352,711
4,600	VECTOR GROUP LTD.	41,198	40,526
500	WD-40 CO.	89,585	87,870
13,694	WINFARM SAS(b)(c)	562,437	209,995
		12,836,575	9,881,497	3.03%
Energy:
5,000	ARCHROCK, INC.	25,100	32,100
900	BRISTOW GROUP, INC.(b)	21,573	21,141
1,900	CALLON PETROLEUM CO.(b)	66,077	66,519
2,000	CIVITAS RESOURCES, INC.	114,995	114,780
1,217	CONSOL ENERGY, INC.	73,883	78,277
1,700	CORE LABORATORIES N.V.(c)	24,137	22,916
74,631	DMC GLOBAL, INC.(b)	2,922,013	1,192,603
1,300	DRIL-QUIP, INC.(b)	26,077	25,376
182,943	EVOLUTION PETROLEUM CORP.	949,010	1,273,283
2,200	GREEN PLAINS, INC.(b)	64,124	63,954
5,300	HELIX ENERGY SOLUTIONS GROUP, INC.(b)	20,861	20,458
1,400	HELMERICH & PAYNE, INC.	52,554	51,758
600	LAREDO PETROLEUM, INC.(b)	37,872	37,710
1,400	NABORS INDUSTRIES LTD.(b)	156,266	142,030
229,856	NEW STRATUS ENERGY, INC.(b)(c)	143,850	141,440
106,032	NOV, INC.	1,241,978	1,715,598
3,600	OCEANEERING INTERNATIONAL, INC.(b)	29,183	28,656
2,300	OIL STATES INTERNATIONAL, INC.(b)	9,217	8,947
2,002	PAR PACIFIC HOLDINGS, INC.(b)	28,499	32,853
7,500	PATTERSON-UTI ENERGY, INC.	88,842	87,600
3,900	PBF ENERGY, INC., CLASS A(b)	134,418	137,124
782	PDC ENERGY, INC.	35,265	45,192
3,200	PROPETRO HOLDING CORP.(b)	25,621	25,760
300	RANGER OIL CORP., CLASS A	9,330	9,435
874	REX AMERICAN RESOURCES CORP.(b)	19,759	24,402
3,000	RPC, INC.	20,840	20,790
4,100	SM ENERGY CO.	142,459	154,201
2,400	TALOS ENERGY, INC.(b)	39,905	39,960
174,425	TECHNIPFMC PLC(b)(c)	1,255,206	1,475,636
2,700	US SILICA HOLDINGS, INC.(b)	29,827	29,565
2,200	WORLD FUEL SERVICES CORP.	52,816	51,568
305,389	YANGARRA RESOURCES LTD.(b)(c)	601,172	506,273
		8,462,729	7,677,905	2.36%
14	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials:
49,531	AFC GAMMA, INC.	$1,074,774	757,824
700	ALLEGIANCE BANCSHARES, INC.	29,400	29,141
19,777	A-MARK PRECIOUS METALS, INC.	565,484	561,469
400	AMBAC FINANCIAL GROUP, INC.(b)	5,020	5,100
39,489	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	1,130,606	1,472,545
2,417	AMERIS BANCORP	107,297	108,064
200	AMERISAFE, INC.	9,396	9,346
600	APOLLO COMMERCIAL REAL ESTATE FINANCE, INC.	5,022	4,980
41,692	ARGO GROUP INTERNATIONAL HOLDINGS LTD.(c)	1,911,482	802,988
1,000	ARMOUR RESIDENTIAL REIT, INC.	(1,386)	4,870
119,510	ASSOCIATED BANC-CORP	2,084,499	2,399,761
300	ASSURED GUARANTY LTD.(c)	14,439	14,535
51,223	AXIS CAPITAL HOLDINGS LTD.(c)	2,634,349	2,517,610
27,155	AXOS FINANCIAL, INC.(b)	1,401,046	929,516
600	B RILEY FINANCIAL, INC.	26,310	26,712
400	BANC OF CALIFORNIA, INC.	6,464	6,388
700	BANCFIRST CORP.	63,161	62,629
2,100	BANCORP (THE), INC.(b)	46,278	46,158
200	BANKUNITED, INC.	6,818	6,834
100	BANNER CORP.	5,885	5,908
3,236	BERKSHIRE HILLS BANCORP, INC.	75,451	88,343
1,800	BLUCORA, INC.(b)	34,988	34,812
400	BRIGHTSPHERE INVESTMENT GROUP, INC.	6,136	5,964
2,800	BROOKLINE BANCORP, INC.	33,479	32,620
35,430	CALIFORNIA BANCORP(b)	754,839	716,395
600	CAPITOL FEDERAL FINANCIAL, INC.	5,082	4,980
1,100	CENTRAL PACIFIC FINANCIAL CORP.	22,385	22,759
600	CITY HOLDING CO.	53,184	53,214
131,020	CNO FINANCIAL GROUP, INC.	2,362,044	2,354,429
200	COLUMBIA BANKING SYSTEM, INC.	5,796	5,778
13,465	COMMERCE BANCSHARES, INC.	581,409	890,844
856	COMMUNITY BANK SYSTEM, INC.	46,513	51,428
200	CUSTOMERS BANCORP, INC.(b)	5,974	5,896
4,900	CVB FINANCIAL CORP.	125,028	124,068
989	DIME COMMUNITY BANCSHARES, INC.	21,167	28,958
55,349	DONNELLEY FINANCIAL SOLUTIONS, INC.(b)	2,628,313	2,046,253
200	EAGLE BANCORP, INC.	8,876	8,964
700	ELLINGTON FINANCIAL, INC.	8,085	7,959
200	EMPLOYERS HOLDINGS, INC.	6,898	6,898
700	ENCORE CAPITAL GROUP, INC.(b)	32,163	31,836
1,800	ENOVA INTERNATIONAL, INC.(b)	54,842	52,686
33,836	ESQUIRE FINANCIAL HOLDINGS, INC.	1,012,285	1,270,542
65,470	ESSENT GROUP LTD.	2,607,655	2,282,939
154,933	EZCORP, INC., CLASS A(b)	1,151,284	1,194,533
200	FB FINANCIAL CORP.	7,750	7,642
18,184	FEDERAL AGRICULTURAL MORTGAGE CORP., CLASS C	2,389,087	1,802,762
148,538	FIDUCIAN GROUP LTD.(c)	881,708	669,707
1,400	FIRST BANCORP	51,196	51,212
7,000	FIRST BANCORP	95,800	95,760
2,300	FIRST COMMONWEALTH FINANCIAL CORP.	29,733	29,532
300	FIRST FINANCIAL BANCORP	6,408	6,324
4,800	FIRST HAWAIIAN, INC.	118,829	118,224
33,940	FIRSTCASH HOLDINGS, INC.	2,081,571	2,489,499
1,899	FLAGSTAR BANCORP, INC.	55,987	63,427
500	FRANKLIN BSP REALTY TRUST, INC.	5,335	5,385
18,568	GENWORTH FINANCIAL, INC., CLASS A(b)	66,037	64,988
43,700	GLACIER BANCORP, INC.	1,916,754	2,146,981
2,000	GRANITE POINT MORTGAGE TRUST, INC.	14,455	12,880
1,800	GREEN DOT CORP., CLASS A(b)	34,844	34,164
1,200	HANMI FINANCIAL CORP.	28,415	28,416
300	HCI GROUP, INC.	12,162	11,760
1,300	HERITAGE FINANCIAL CORP.	34,968	34,411
300	HILLTOP HOLDINGS, INC.	7,371	7,455
200	HOMESTREET, INC.	5,800	5,762
105,380	HOPE BANCORP, INC.	1,122,078	1,332,003
1,600	HORACE MANN EDUCATORS CORP.	57,213	56,464
2,372	HUNTINGTON BANCSHARES, INC.	24,776	31,263
15	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
1,700	INDEPENDENT BANK CORP.	$128,873	126,701
1,400	INDEPENDENT BANK GROUP, INC.	86,812	85,946
1,300	INVESCO MORTGAGE CAPITAL, INC.	14,312	14,430
1,300	JAMES RIVER GROUP HOLDINGS LTD.(c)	29,885	29,653
63,393	JDC GROUP A.G.(b)(c)	1,452,627	913,604
2,068	KKR REAL ESTATE FINANCE TRUST, INC.	32,590	33,605
900	LAKELAND FINANCIAL CORP.	66,672	65,529
158,042	LENDINGCLUB CORP.(b)	2,496,021	1,746,364
100	LENDINGTREE, INC.(b)	2,518	2,386
12,518	LPL FINANCIAL HOLDINGS, INC.	2,428,984	2,734,933
8,361	MARKETAXESS HOLDINGS, INC.	2,814,390	1,860,239
1,000	MERCURY GENERAL CORP.	29,170	28,420
61,566	MORTGAGE ADVICE BUREAU HOLDINGS LTD.(c)	1,125,229	436,405
2,600	MR COOPER GROUP, INC.(b)	103,966	105,300
5,537	NATIONAL BANK HOLDINGS CORP., CLASS A	200,360	204,814
4,679	NATIONAL WESTERN LIFE GROUP, INC., CLASS A	1,417,313	799,173
100	NBT BANCORP, INC.	3,826	3,795
2,100	NEW YORK MORTGAGE TRUST, INC.	4,720	4,914
2,724	NMI HOLDINGS, INC., CLASS A(b)	39,406	55,488
1,500	NORTHFIELD BANCORP, INC.	21,853	21,465
1,800	NORTHWEST BANCSHARES, INC.	24,764	24,318
995	OFG BANCORP	22,845	25,004
165,857	OLD NATIONAL BANCORP	2,599,622	2,731,665
40,043	OPEN LENDING CORP., CLASS A(b)	1,185,455	321,946
3,400	PACIFIC PREMIER BANCORP, INC.	106,272	105,264
900	PALOMAR HOLDINGS, INC.(b)	77,346	75,348
500	PARK NATIONAL CORP.	62,770	62,240
1,000	PATHWARD FINANCIAL, INC.	32,890	32,960
300	PENNYMAC MORTGAGE INVESTMENT TRUST	3,627	3,534
500	PIPER SANDLER COS.	52,300	52,370
500	PREFERRED BANK	32,915	32,615
1,900	PROASSURANCE CORP.	35,487	37,069
1,800	PROG HOLDINGS, INC.(b)	28,904	26,964
2,100	PROVIDENT FINANCIAL SERVICES, INC.	41,658	40,950
3,700	READY CAPITAL CORP.	36,098	37,518
800	REDWOOD TRUST, INC.	4,560	4,592
14,510	RENAISSANCERE HOLDINGS LTD.(c)	2,048,197	2,037,059
2,873	RENASANT CORP.	76,728	89,867
100	SAFETY INSURANCE GROUP, INC.	8,235	8,156
2,200	SEACOAST BANKING CORP. OF FLORIDA	67,028	66,506
10,970	SELECTIVE INSURANCE GROUP, INC.	631,456	892,958
1,762	SERVISFIRST BANCSHARES, INC.	140,898	140,960
200	SIMMONS FIRST NATIONAL CORP., CLASS A	4,398	4,358
1,100	SOUTHSIDE BANCSHARES, INC.	39,390	38,896
148,905	STERLING BANCORP, INC.(b)	927,814	897,897
900	STEWART INFORMATION SERVICES CORP.	39,366	39,276
1,182	STONEX GROUP, INC.(b)	72,388	98,035
800	TRIUMPH BANCORP, INC.(b)	43,600	43,480
1,200	TRUPANION, INC.(b)	72,959	71,316
1,100	TRUSTCO BANK CORP. NY	35,111	34,562
100	TRUSTMARK CORP.	3,087	3,063
1,400	TWO HARBORS INVESTMENT CORP.	4,870	4,648
267,832	UMPQUA HOLDINGS CORP.	3,770,133	4,577,249
2,477	UNITED COMMUNITY BANKS, INC.	81,312	81,989
100	UNITED FIRE GROUP, INC.	2,895	2,873
500	UNIVERSAL INSURANCE HOLDINGS, INC.	4,870	4,925
57,749	UNIVEST FINANCIAL CORP.	1,401,497	1,355,946
60,259	VELOCITY FINANCIAL, INC.(b)	766,784	653,208
100	VERITEX HOLDINGS, INC.	2,677	2,659
200	VIRTUS INVESTMENT PARTNERS, INC.	32,442	31,904
1,100	WALKER & DUNLOP, INC.	91,959	92,103
50,457	WEBSTER FINANCIAL CORP.	2,111,257	2,280,656
900	WESTAMERICA BANCORP	47,439	47,061
4,100	WISDOMTREE INVESTMENTS, INC.	19,583	19,188
93,739	WSFS FINANCIAL CORP.	4,187,174	4,355,114
		65,401,084	61,064,930	18.75%
16	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care:
8,593	ABIOMED, INC.(b)	$2,352,986	2,110,956
14,027	ACADIA PHARMACEUTICALS, INC.(b)	184,519	229,482
2,900	ADAPTHEALTH CORP.(b)	55,438	54,462
9,961	ADDUS HOMECARE CORP.(b)	823,541	948,686
98,328	AERIE PHARMACEUTICALS, INC.(b)	1,117,927	1,487,703
33,268	ALBIREO PHARMA, INC.(b)	973,225	644,068
4,100	ALLSCRIPTS HEALTHCARE SOLUTIONS, INC.(b)	62,755	62,443
25,147	AMICUS THERAPEUTICS, INC.(b)	167,175	262,535
2,400	AMN HEALTHCARE SERVICES, INC.(b)	193,049	254,304
1,500	AMPHASTAR PHARMACEUTICALS, INC.(b)	43,498	42,150
300	ANGIODYNAMICS, INC.(b)	6,174	6,138
400	ANI PHARMACEUTICALS, INC.(b)	12,656	12,856
300	ANIKA THERAPEUTICS, INC.(b)	7,026	7,140
200	APOLLO MEDICAL HOLDINGS, INC.(b)	7,643	7,800
2,000	ARCUS BIOSCIENCES, INC.(b)	51,075	52,320
2,300	AVID BIOSERVICES, INC.(b)	43,188	43,976
45,163	AZENTA, INC.	4,146,886	1,935,686
1,300	BIOLIFE SOLUTIONS, INC.(b)	30,783	29,575
40,855	BIOMERICA, INC.(b)	145,042	160,560
8,500	BIOTE CORP., CLASS A(b)	33,895	36,380
10,241	BIO-TECHNE CORP.	2,476,042	2,908,444
72,831	BIOVENTUS, INC., CLASS A(b)	824,156	509,817
111,161	BRAINSWAY LTD. ADR(b)(c)(d)	862,918	406,849
1,484	CARA THERAPEUTICS, INC.(b)	13,754	13,890
400	CARDIOVASCULAR SYSTEMS, INC.(b)	5,608	5,544
13,222	CASTLE BIOSCIENCES, INC.(b)	339,752	344,830
23,743	CATALENT, INC.(b)	2,623,797	1,718,043
3,500	CATALYST PHARMACEUTICALS, INC.(b)	44,473	44,905
35,822	CERUS CORP.(b)	207,944	128,959
17,147	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	3,880,160	3,374,530
600	COHERUS BIOSCIENCES, INC.(b)	5,616	5,766
2,100	COMMUNITY HEALTH SYSTEMS, INC.(b)	4,762	4,515
17,027	COMPUTER PROGRAMS AND SYSTEMS, INC.(b)	629,112	474,713
508,156	CONFORMIS, INC.(b)	622,256	97,159
1,000	CONMED CORP.	82,000	80,170
3,594	CORCEPT THERAPEUTICS, INC.(b)	77,786	92,150
400	CORVEL CORP.(b)	55,868	55,372
3,938	COVETRUS, INC.(b)	80,624	82,225
5,200	CROSS COUNTRY HEALTHCARE, INC.(b)	131,331	147,524
200	CUTERA, INC.(b)	8,670	9,120
3,500	CYTOKINETICS, INC.(b)	171,277	169,575
4,400	DYNAVAX TECHNOLOGIES CORP.(b)	45,347	45,936
2,200	EMBECTA CORP.	64,718	63,338
1,700	EMERGENT BIOSOLUTIONS, INC.(b)	35,340	35,683
800	ENANTA PHARMACEUTICALS, INC.(b)	41,944	41,496
1,900	ENHABIT, INC.(b)	27,736	26,676
21,233	ENOVIS CORP.(b)	1,030,389	978,204
2,125	ENSIGN GROUP (THE), INC.	162,667	168,937
23,886	ERGOMED PLC(b)(c)	354,938	308,591
6,961	ESTABLISHMENT LABS HOLDINGS, INC.(b)(c)	506,350	380,140
7,846	FATE THERAPEUTICS, INC.(b)	140,653	175,829
800	FULGENT GENETICS, INC.(b)	31,032	30,496
1,800	GLAUKOS CORP.(b)	96,368	95,832
300	HANGER, INC.(b)	5,619	5,616
1,100	HARMONY BIOSCIENCES HOLDINGS, INC.(b)	48,015	48,719
82,209	HARROW HEALTH, INC.(b)	721,959	992,263
400	HESKA CORP.(b)	29,684	29,168
73,582	INFUSYSTEM HOLDINGS, INC.(b)	815,398	514,338
23,592	INMODE LTD.(b)(c)	1,134,118	686,763
2,400	INNOVIVA, INC.(b)	28,481	27,864
300	INOGEN, INC.(b)	7,227	7,284
102,765	INOTIV, INC.(b)(e)	2,041,441	1,731,590
7,111	INSMED, INC.(b)	127,319	153,171
112,631	INSTEM PLC(b)(c)	1,321,919	747,041
100	INTEGER HOLDINGS CORP.(b)	6,288	6,223
41,820	INTEGRA LIFESCIENCES HOLDINGS CORP.(b)	2,361,177	1,771,495
63,196	IOVANCE BIOTHERAPEUTICS, INC.(b)	631,202	605,418
17	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
500	IRONWOOD PHARMACEUTICALS, INC.(b)	$5,190	5,180
600	JOINT (THE) CORP.(b)	9,534	9,426
32,963	KARYOPHARM THERAPEUTICS, INC.(b)	277,730	179,978
56,228	KINIKSA PHARMACEUTICALS LTD., CLASS A(b)	786,087	721,968
2,500	LANTHEUS HOLDINGS, INC.(b)	172,542	175,825
35,399	LEMAITRE VASCULAR, INC.	1,851,798	1,794,021
13,641	LIGAND PHARMACEUTICALS, INC.(b)	2,202,393	1,174,627
1,600	MERIDIAN BIOSCIENCE, INC.(b)	51,069	50,448
1,212	MERIT MEDICAL SYSTEMS, INC.(b)	68,811	68,490
400	MODIVCARE, INC.(b)	40,604	39,872
2,900	MYRIAD GENETICS, INC.(b)	56,598	55,332
1,500	NEKTAR THERAPEUTICS(b)	4,573	4,800
4,600	NEOGENOMICS, INC.(b)	39,864	39,606
200	NEXTGEN HEALTHCARE, INC.(b)	3,572	3,540
11,424	NEXUS A.G.(c)	1,000,775	534,432
107,791	OCUPHIRE PHARMA, INC.(b)	273,819	216,660
46,817	OPTIMIZERX CORP.(b)	1,371,460	693,828
70,357	OPTINOSE, INC.(b)	190,596	257,507
1,200	ORASURE TECHNOLOGIES, INC.(b)	4,691	4,548
2,600	ORGANOGENESIS HOLDINGS, INC.(b)	8,468	8,424
15,185	ORTHOPEDIATRICS CORP.(b)	907,293	700,636
2,800	OWENS & MINOR, INC.	70,411	67,480
379,941	PACIFIC BIOSCIENCES OF CALIFORNIA, INC.(b)	6,020,159	2,205,557
7,599	PACIRA BIOSCIENCES, INC.(b)	438,812	404,191
300	PEDIATRIX MEDICAL GROUP, INC.(b)	5,088	4,953
3,289	PENNANT GROUP (THE), INC.(b)	44,380	34,238
45,240	PERRIGO CO. PLC(c)	1,838,765	1,613,258
62,755	PHIBRO ANIMAL HEALTH CORP., CLASS A	1,592,453	834,014
2,400	PRESTIGE CONSUMER HEALTHCARE, INC.(b)	105,833	119,592
44,373	PROVENTION BIO, INC.(b)	293,568	199,678
34,117	PUMA BIOTECHNOLOGY, INC.(b)	133,408	80,857
900	RADNET, INC.(b)	18,324	18,315
1,200	REGENXBIO, INC.(b)	29,915	31,716
57,181	REVANCE THERAPEUTICS, INC.(b)	796,863	1,543,887
33,996	RHYTHM PHARMACEUTICALS, INC.(b)	396,113	832,902
9,401	SCHOLAR ROCK HOLDING CORP.(b)	288,155	65,149
3,800	SELECT MEDICAL HOLDINGS CORP.	86,664	83,980
12,720	SEMLER SCIENTIFIC, INC.(b)	520,905	477,636
1,400	SIMULATIONS PLUS, INC.	67,966	67,956
51,546	SUPERNUS PHARMACEUTICALS, INC.(b)	1,746,553	1,744,832
32,600	SYNEOS HEALTH, INC.(b)	1,631,806	1,537,090
15,554	TRAVERE THERAPEUTICS, INC.(b)	465,890	383,251
28,259	TWIST BIOSCIENCE CORP.(b)	2,588,082	995,847
1,600	UNIQURE N.V.(b)(c)	28,685	30,016
14,883	UROGEN PHARMA LTD.(b)	280,381	123,827
418	US PHYSICAL THERAPY, INC.	32,458	31,776
15,716	UTAH MEDICAL PRODUCTS, INC.	1,802,857	1,340,732
2,000	VANDA PHARMACEUTICALS, INC.(b)	19,555	19,760
102,504	VAREX IMAGING CORP.(b)	2,448,321	2,166,935
150,478	VIEMED HEALTHCARE, INC.(b)	768,730	902,868
7,409	VIR BIOTECHNOLOGY, INC.(b)	160,076	142,846
2,100	XENCOR, INC.(b)	53,608	54,558
18,183	Y-MABS THERAPEUTICS, INC.(b)	405,812	262,199
400	ZIMVIE, INC.(b)	3,752	3,948
41,480	ZYNEX, INC.	429,540	376,224
		70,365,071	54,282,647	16.67%
Industrials:
4,700	3D SYSTEMS CORP.(b)	39,603	37,506
1,600	AAON, INC.	86,957	86,208
200	AAR CORP.(b)	7,156	7,164
3,624	ABM INDUSTRIES, INC.	147,513	138,546
7,060	ACUITY BRANDS, INC.	1,017,454	1,111,738
2,800	AEROJET ROCKETDYNE HOLDINGS, INC.(b)	111,235	111,972
1,000	AEROVIRONMENT, INC.(b)	82,440	83,360
46,601	AIR LEASE CORP.	1,677,137	1,445,097
310	ALAMO GROUP, INC.	30,808	37,904
1,200	ALBANY INTERNATIONAL CORP., CLASS A	95,135	94,596
18	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
600	ALLEGIANT TRAVEL CO.(b)	$44,820	43,788
12,608	ALLIED MOTION TECHNOLOGIES, INC.	440,484	360,841
73,101	AMERICAN WOODMARK CORP.(b)	5,556,862	3,206,210
200	APOGEE ENTERPRISES, INC.	7,740	7,644
1,460	APPLIED INDUSTRIAL TECHNOLOGIES, INC.	138,695	150,059
1,766	ARCBEST CORP.	104,075	128,441
1,800	ARCOSA, INC.	101,984	102,924
18,270	ARMSTRONG WORLD INDUSTRIES, INC.	1,669,202	1,447,532
900	ASTEC INDUSTRIES, INC.	28,674	28,071
1,000	ATLAS AIR WORLDWIDE HOLDINGS, INC.(b)	95,450	95,570
700	AZZ, INC.	25,907	25,557
200	BARNES GROUP, INC.	5,756	5,776
1,177	BOISE CASCADE CO.	67,222	69,984
66,976	BOWMAN CONSULTING GROUP LTD.(b)	909,262	977,850
600	BRADY CORP., CLASS A	25,080	25,038
80,160	BRIGHTVIEW HOLDINGS, INC.(b)	1,231,711	636,470
30,266	BWX TECHNOLOGIES, INC.	1,675,086	1,524,498
42	CHART INDUSTRIES, INC.(b)	5,552	7,743
400	CIRCOR INTERNATIONAL, INC.(b)	5,776	6,596
1,400	COMFORT SYSTEMS U.S.A, INC.	118,472	136,262
50,615	CONSTRUCTION PARTNERS, INC., CLASS A(b)	1,533,130	1,327,631
4,400	CORECIVIC, INC.(b)	38,835	38,896
13,138	CSW INDUSTRIALS, INC.	1,849,817	1,573,932
1,400	DELUXE CORP.	24,218	23,310
843	DXP ENTERPRISES, INC.(b)	19,189	19,962
700	ENCORE WIRE CORP.	73,836	80,878
142,124	ENERPAC TOOL GROUP CORP.	3,250,258	2,534,071
800	ENPRO INDUSTRIES, INC.	67,992	67,984
44,764	ESAB CORP.	1,819,752	1,493,327
1,000	ESCO TECHNOLOGIES, INC.	74,760	73,440
1,900	EXPONENT, INC.	168,696	166,573
1,916	FEDERAL SIGNAL CORP.	63,482	71,505
500	FORRESTER RESEARCH, INC.(b)	17,785	18,005
100	FORWARD AIR CORP.	9,183	9,026
33,958	FRANKLIN COVEY CO.(b)	1,578,598	1,541,354
100	FRANKLIN ELECTRIC CO., INC.	8,233	8,171
97,640	GATES INDUSTRIAL CORP. PLC(b)	1,481,387	952,966
4,600	GEO GROUP (THE), INC.(b)	35,264	35,420
1,200	GIBRALTAR INDUSTRIES, INC.(b)	47,543	49,116
23,544	GLOBAL INDUSTRIAL CO.	856,951	631,686
34,765	GMS, INC.(b)	1,617,956	1,390,948
18,350	GORMAN-RUPP (THE) CO.	599,808	436,546
49,111	GRACO, INC.	3,056,746	2,944,204
1,631	GRANITE CONSTRUCTION, INC.	42,771	41,411
1,100	GREENBRIER (THE) COS., INC.	28,017	26,697
700	GRIFFON CORP.	20,580	20,664
30,599	HARDWOODS DISTRIBUTION, INC.(c)	869,776	583,471
1,200	HARSCO CORP.(b)	4,679	4,488
400	HAWAIIAN HOLDINGS, INC.(b)	5,344	5,260
2,800	HEALTHCARE SERVICES GROUP, INC.	33,983	33,852
400	HEARTLAND EXPRESS, INC.	5,844	5,724
200	HEIDRICK & STRUGGLES INTERNATIONAL, INC.	5,232	5,198
809	HILLENBRAND, INC.	27,576	29,706
200	HNI CORP.	5,430	5,302
54,939	HOWMET AEROSPACE, INC.	1,874,149	1,699,263
1,973	HUB GROUP, INC., CLASS A(b)	129,965	136,098
2,400	HUNTINGTON INGALLS INDUSTRIES, INC.	425,978	531,600
64,990	IAA, INC.(b)	3,334,130	2,069,931
9,648	ICF INTERNATIONAL, INC.	840,005	1,051,825
200	INSTEEL INDUSTRIES, INC.	5,358	5,306
12,526	JELD-WEN HOLDING, INC.(b)	104,760	109,602
6,579	JOHN BEAN TECHNOLOGIES CORP.	922,207	565,794
490,761	JOHNSON SERVICE GROUP PLC(b)(c)	996,316	431,451
3,995	KADANT, INC.	859,278	666,406
100	KAMAN CORP.	2,801	2,793
4,300	KAR AUCTION SERVICES, INC.(b)	49,648	48,031
44,649	KARAT PACKAGING, INC.(b)	977,440	713,938
19	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
300	KELLY SERVICES, INC., CLASS A	$4,113	4,077
397,111	KNIGHTS GROUP HOLDINGS PLC(c)	724,718	339,948
2,000	KORN FERRY	95,335	93,900
11,768	KORNIT DIGITAL LTD.(b)(c)	1,081,578	313,146
600	LINDSAY CORP.	82,128	85,968
80,369	LYFT, INC., CLASS A(b)	1,711,162	1,058,460
2,100	MARTEN TRANSPORT LTD.	42,645	40,236
49,078	MASONITE INTERNATIONAL CORP.(b)	4,826,155	3,498,771
10,480	MASTEC, INC.(b)	529,486	665,480
1,400	MATSON, INC.	86,112	86,128
200	MATTHEWS INTERNATIONAL CORP., CLASS A	4,506	4,482
10,233	MOOG, INC., CLASS A	537,632	719,892
153,551	MRC GLOBAL, INC.(b)	1,353,082	1,104,032
2,000	MUELLER INDUSTRIES, INC.	118,755	118,880
4,000	NOW, INC.(b)	39,665	40,200
400	NV5 GLOBAL, INC.(b)	48,624	49,528
1,000	PARK AEROSPACE CORP.	11,430	11,040
174,998	PGT INNOVATIONS, INC.(b)	3,114,157	3,667,958
1,900	PITNEY BOWES, INC.	4,499	4,427
1,000	PROTO LABS, INC.(b)	36,400	36,430
200	QUANEX BUILDING PRODUCTS CORP.	3,644	3,632
120,744	RADIANT LOGISTICS, INC.(b)	780,405	687,033
34,276	RED VIOLET, INC.(b)	952,339	593,660
5,300	RESIDEO TECHNOLOGIES, INC.(b)	103,222	101,018
200	RESOURCES CONNECTION, INC.	3,578	3,614
139,290	REV GROUP, INC.	1,480,838	1,536,369
31,510	RUSH ENTERPRISES, INC., CLASS A	935,093	1,382,029
10,553	SITEONE LANDSCAPE SUPPLY, INC.(b)	1,420,616	1,098,989
1,800	SKYWEST, INC.(b)	29,624	29,268
1,600	SPX TECHNOLOGIES, INC.(b)	88,269	88,352
426,019	STEELCASE, INC., CLASS A	5,448,071	2,777,644
32,412	STERLING INFRASTRUCTURE, INC.(b)	704,155	695,886
1,100	SUN COUNTRY AIRLINES HOLDINGS, INC.(b)	15,521	14,971
100	TENNANT CO.	5,713	5,656
60,274	TEREX CORP.	1,929,563	1,792,549
1,800	TITAN INTERNATIONAL, INC.(b)	22,064	21,852
3,000	TRINITY INDUSTRIES, INC.	65,630	64,050
500	TRIUMPH GROUP, INC.(b)	4,415	4,295
72,858	TRUEBLUE, INC.(b)	1,262,541	1,390,131
2,200	UFP INDUSTRIES, INC.	158,460	158,752
500	UNIFIRST CORP.	83,870	84,115
135,011	UPWORK, INC.(b)	5,917,313	1,838,850
40,054	VA-Q-TEC A.G.(b)(c)(e)	1,267,735	394,908
100	VIAD CORP.(b)	3,201	3,158
1,700	WABASH NATIONAL CORP.	26,432	26,452
44,418	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	4,149,033	3,613,404
30,654	WILLDAN GROUP, INC.(b)	1,234,626	453,986
21,160	WOODWARD, INC.	1,933,375	1,698,302
		89,899,462	68,929,615	21.17%
Information Technology:
1,400	8X8, INC.(b)	4,884	4,830
2,600	ADTRAN HOLDINGS, INC.	48,513	50,908
1,342	ADVANCED ENERGY INDUSTRIES, INC.	90,367	103,884
172,721	AGILETHOUGHT, INC.(b)	1,132,025	673,612
800	AGILYSYS, INC.(b)	41,880	44,280
1,650	ALARM.COM HOLDINGS, INC.(b)	94,821	107,019
800	ALPHA & OMEGA SEMICONDUCTOR LTD.(b)	25,632	24,608
148,086	ARLO TECHNOLOGIES, INC.(b)	1,203,977	687,119
10,537	ASPEN TECHNOLOGY, INC.(b)	1,919,309	2,509,913
1,300	AVID TECHNOLOGY, INC.(b)	29,626	30,238
51,756	AVNET, INC.	1,933,626	1,869,427
1,946	AXCELIS TECHNOLOGIES, INC.(b)	110,370	117,850
1,136	BADGER METER, INC.	105,817	104,955
37,064	BELDEN, INC.	1,347,383	2,224,581
2,504	BENCHMARK ELECTRONICS, INC.	50,443	62,049
57,362	CAMBIUM NETWORKS CORP.(b)	1,386,364	970,565
234,015	CELESTICA, INC.(b)(c)	1,834,653	1,968,066
20	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
1,500	CERENCE, INC.(b)	$24,523	23,625
24,781	CEVA, INC.(b)	1,146,858	650,006
500	CLEARFIELD, INC.(b)	49,300	52,320
48,414	CODA OCTOPUS GROUP, INC.(b)	385,833	261,436
1,800	COHU, INC.(b)	47,444	46,404
1,100	COMTECH TELECOMMUNICATIONS CORP.	10,890	11,011
11,332	CONSENSUS CLOUD SOLUTIONS, INC.(b)	512,189	536,004
1,500	CORSAIR GAMING, INC.(b)	17,698	17,025
27,966	COUPA SOFTWARE, INC.(b)	4,019,234	1,644,401
43,532	CS DISCO, INC.(b)	597,833	435,320
1,639	CSG SYSTEMS INTERNATIONAL, INC.	64,966	86,670
3,300	CTS CORP.	98,658	137,445
21,027	DIGI INTERNATIONAL, INC.(b)	439,954	726,903
71,397	DIGITAL TURBINE, INC.(b)	1,321,757	1,028,831
1,700	DIODES, INC.(b)	111,873	110,347
32,574	DOLBY LABORATORIES, INC., CLASS A	2,688,281	2,122,196
18,337	EBIX, INC.	598,061	347,853
37,496	ELASTIC N.V.(b)	4,100,502	2,689,963
1,000	EPLUS, INC.(b)	41,490	41,540
2,259	EVERTEC, INC.	68,287	70,820
1,236	EXLSERVICE HOLDINGS, INC.(b)	180,636	182,137
4,849	EXTREME NETWORKS, INC.(b)	61,600	63,376
6,141	FABRINET(b)(c)	620,413	586,158
700	FARO TECHNOLOGIES, INC.(b)	19,299	19,208
2,900	FORMFACTOR, INC.(b)	73,853	72,645
36,345	GRID DYNAMICS HOLDINGS, INC.(b)	983,582	680,742
3,900	HARMONIC, INC.(b)	49,476	50,973
34,436	I3 VERTICALS, INC., CLASS A(b)	791,133	689,753
100	ICHOR HOLDINGS LTD.(b)	2,543	2,421
15,175	IMPINJ, INC.(b)	830,381	1,214,455
1,200	INSIGHT ENTERPRISES, INC.(b)	100,235	98,892
1,100	INTERDIGITAL, INC.	44,737	44,462
1,700	ITRON, INC.(b)	73,776	71,587
48,195	ITURAN LOCATION AND CONTROL LTD.(c)	1,277,707	1,124,871
148,279	KALEYRA, INC.(b)(c)(e)	1,276,008	143,831
400	KNOWLES CORP.(b)	4,940	4,868
2,100	KULICKE & SOFFA INDUSTRIES, INC.(c)	80,928	80,913
75,718	LANTRONIX, INC.(b)	482,007	364,204
2,500	LIVEPERSON, INC.(b)	24,193	23,550
2,400	LIVERAMP HOLDINGS, INC.(b)	44,321	43,584
99,142	LUNA INNOVATIONS, INC.(b)	869,502	440,190
2,220	MAXLINEAR, INC.(b)	56,270	72,416
1,300	METHODE ELECTRONICS, INC.	48,944	48,295
19,695	MKS INSTRUMENTS, INC.	2,515,519	1,627,595
34,977	NAPCO SECURITY TECHNOLOGIES, INC.(b)	745,645	1,017,131
1,000	NETGEAR, INC.(b)	20,480	20,040
2,500	NETSCOUT SYSTEMS, INC.(b)	78,117	78,300
1,200	ONESPAN, INC.(b)	10,643	10,332
16,163	ONTO INNOVATION, INC.(b)	832,520	1,035,240
214,973	PARK CITY GROUP, INC.(b)	1,185,108	1,150,106
100	PC CONNECTION, INC.	4,540	4,509
1,000	PDF SOLUTIONS, INC.(b)	24,850	24,530
2,200	PHOTRONICS, INC.(b)	32,884	32,164
16,789	PING IDENTITY HOLDING CORP.(b)	334,846	471,267
233,588	PIVOTREE, INC.(b)(c)(e)	756,723	574,944
15,838	PLEXUS CORP.(b)	1,165,062	1,386,775
140	POWER INTEGRATIONS, INC.	8,400	9,005
18,558	PROGRESS SOFTWARE CORP.	832,502	789,643
34,287	RACKSPACE TECHNOLOGY, INC.(b)	312,757	139,891
63,116	RADWARE LTD.(b)(c)	2,129,717	1,375,298
4,000	RAMBUS, INC.(b)	103,105	101,680
639	ROGERS CORP.(b)	138,071	154,561
3,248	SANMINA CORP.(b)	119,288	149,668
54,427	SCANSOURCE, INC.(b)	2,163,408	1,437,417
10,348	SHOTSPOTTER, INC.(b)	373,994	297,608
4,429	SILICON MOTION TECHNOLOGY CORP. ADR(c)(d)	308,881	288,727
3,834	SITIME CORP.(b)	798,927	301,851
21	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
4,965	SMART GLOBAL HOLDINGS, INC.(b)	$91,038	78,795
1,268	SPS COMMERCE, INC.(b)	143,654	157,524
12,343	SUPER MICRO COMPUTER, INC.(b)	244,012	679,729
600	TTEC HOLDINGS, INC.	27,150	26,586
5,905	TTM TECHNOLOGIES, INC.(b)	68,078	77,828
9,811	TUCOWS, INC., CLASS A(b)(c)(e)	707,256	367,030
145	ULTRA CLEAN HOLDINGS, INC.(b)	3,816	3,734
2,400	UNISYS CORP.(b)	18,353	18,120
72,816	UPLAND SOFTWARE, INC.(b)	832,530	591,994
41,376	VEECO INSTRUMENTS, INC.(b)	881,629	758,008
8,300	VIAVI SOLUTIONS, INC.(b)	109,523	108,315
12,197	WALKME LTD.(b)(c)	114,393	103,674
85,974	WEAVE COMMUNICATIONS, INC.(b)(e)	404,778	434,169
40,015	WIX.COM LTD.(b)(c)	6,422,053	3,130,373
5,100	XPERI HOLDING CORP.	57,871	72,114
		60,823,926	47,803,830	14.68%
Materials:
735	ADVANSIX, INC.	21,577	23,593
1,100	AMERICAN VANGUARD CORP.	20,504	20,570
1,943	ARCONIC CORP.(b)	30,772	33,109
4,785	ATI, INC.(b)	128,941	127,329
64,328	AXALTA COATING SYSTEMS LTD.(b)	1,577,324	1,354,748
1,200	BALCHEM CORP.	146,135	145,896
1,800	CARPENTER TECHNOLOGY CORP.	58,388	56,052
2,310	CENTURY ALUMINUM CO.(b)	16,163	12,197
300	CLEARWATER PAPER CORP.(b)	10,629	11,280
1,300	COMPASS MINERALS INTERNATIONAL, INC.	47,257	50,089
11,982	FMC CORP.	1,263,950	1,266,497
1,000	FUTUREFUEL CORP.	6,060	6,040
26,290	H.B. FULLER CO.	1,496,255	1,580,029
800	HAWKINS, INC.	30,640	31,192
25,804	HAYNES INTERNATIONAL, INC.	1,062,257	906,236
487	INNOSPEC, INC.	42,263	41,721
500	KAISER ALUMINUM CORP.	31,255	30,675
16,187	KOPPERS HOLDINGS, INC.	343,729	336,366
6,575	LIVENT CORP.(b)	179,300	201,524
700	MATERION CORP.	55,545	56,000
2,000	MATIV HOLDINGS, INC.	44,275	44,160
400	MERCER INTERNATIONAL, INC.(c)	4,932	4,920
1,200	MINERALS TECHNOLOGIES, INC.	60,035	59,292
71,033	NEO PERFORMANCE MATERIALS, INC.(c)	905,252	523,999
2,496	O-I GLASS, INC.(b)	29,095	32,323
46,595	OLIN CORP.	804,577	1,997,994
149,039	ORION ENGINEERED CARBONS S.A.(c)	2,025,655	1,989,671
500	QUAKER CHEMICAL CORP.	75,180	72,190
8,099	SMITH-MIDLAND CORP.(b)	182,191	216,648
1,154	STEPAN CO.	110,503	108,095
4,100	SUNCOKE ENERGY, INC.	24,215	23,821
1,200	SYLVAMO CORP.	40,943	40,680
1,407,072	TALON METALS CORP.(b)(c)	644,938	491,485
1,500	TIMKENSTEEL CORP.(b)	22,827	22,485
1,900	TREDEGAR CORP.	18,255	17,936
69,767	TRIMAS CORP.	1,874,304	1,749,059
1,100	TRINSEO PLC	20,558	20,152
1,900	WARRIOR MET COAL, INC.	55,152	54,036
		13,511,831	13,760,089	4.23%
Real Estate:
3,500	ACADIA REALTY TRUST	43,738	44,170
900	AGREE REALTY CORP.	58,428	60,822
2,700	ALEXANDER & BALDWIN, INC.	44,542	44,766
2,000	AMERICAN ASSETS TRUST, INC.	49,433	51,440
4,200	ANYWHERE REAL ESTATE, INC.(b)	33,836	34,062
5,000	ARMADA HOFFLER PROPERTIES, INC.	50,930	51,900
6,400	BRANDYWINE REALTY TRUST	41,879	43,200
3,846	CARETRUST REIT, INC.	65,236	69,651
1,800	CHATHAM LODGING TRUST(b)	17,690	17,766
146,871	DIAMONDROCK HOSPITALITY CO.	1,150,240	1,103,001
22	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont'd):
3,500	EASTERLY GOVERNMENT PROPERTIES, INC.	$54,203	55,195
5,241	ESSENTIAL PROPERTIES REALTY TRUST, INC.	96,896	101,938
3,400	FRANKLIN STREET PROPERTIES CORP.	9,100	8,942
8,000	GETTY REALTY CORP.	221,033	215,120
3,900	GLOBAL NET LEASE, INC.	40,234	41,535
10,741	HERSHA HOSPITALITY TRUST, CLASS A	105,577	85,713
4,800	HUDSON PACIFIC PROPERTIES, INC.	52,541	52,560
7,318	INDEPENDENCE REALTY TRUST, INC.	135,128	122,430
2,500	INDUSTRIAL LOGISTICS PROPERTIES TRUST	14,043	13,750
3,200	ISTAR, INC.	28,193	29,632
1,400	LTC PROPERTIES, INC.	49,654	52,430
891	MARCUS & MILLICHAP, INC.	28,074	29,207
4,500	OFFICE PROPERTIES INCOME TRUST	60,957	63,225
2,000	ORION OFFICE REIT, INC.	17,195	17,500
5,300	OUTFRONT MEDIA, INC.	80,750	80,507
3,329	RE/MAX HOLDINGS, INC., CLASS A	82,023	62,951
531	RETAIL OPPORTUNITY INVESTMENTS CORP.	6,133	7,307
7,900	RPT REALTY	57,524	59,724
600	SAFEHOLD, INC.	15,180	15,876
500	SAUL CENTERS, INC.	18,049	18,750
7,085	SERVICE PROPERTIES TRUST	37,591	36,771
6,800	SITE CENTERS CORP.	72,391	72,828
1,200	ST. JOE (THE) CO.	38,279	38,436
3,900	SUMMIT HOTEL PROPERTIES, INC.	25,999	26,208
7,800	SUNSTONE HOTEL INVESTORS, INC.	73,754	73,476
3,800	TANGER FACTORY OUTLET CENTERS, INC.	51,666	51,984
8,700	UNITI GROUP, INC.	58,339	60,465
4,300	URBAN EDGE PROPERTIES	56,400	57,362
1,600	URSTADT BIDDLE PROPERTIES, INC., CLASS A	24,365	24,816
2,500	VERIS RESIDENTIAL, INC.(b)	27,743	28,425
3,200	WASHINGTON REAL ESTATE INVESTMENT TRUST	50,496	56,192
4,200	XENIA HOTELS & RESORTS, INC.	57,482	57,918
		3,302,944	3,239,951	1.00%
Utilities:
1,655	AMERICAN STATES WATER CO.	127,894	129,008
2,600	AVISTA CORP.	100,300	96,330
2,077	CALIFORNIA WATER SERVICE GROUP	110,041	109,437
744	CHESAPEAKE UTILITIES CORP.	66,090	85,850
1,269	NORTHWEST NATURAL HOLDING CO.	57,662	55,049
4,500	SOUTH JERSEY INDUSTRIES, INC.	151,092	150,390
		613,079	626,064	0.19%
	Sub-total Common Stocks:	400,810,780	316,418,451	97.17%
Escrows:
Consumer Staples:
23,253	FRESH MARKET (THE), INC.(b)(f)	-	-
		-	-	0.00%
	Sub-total Escrows:	-	-	0.00%
Warrants:
Health Care:
19,977	NANOVIBRONIX, INC.(b)(f)	200	-
		200	-	0.00%
	Sub-total Warrants:	200	-	0.00%
Short-Term Investments:
2,100,595	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(g)	2,100,595	2,100,595
28,550,687	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 2.25%(h)	28,550,687	28,550,687
	Sub-total Short-Term Investments:	30,651,282	30,651,282	9.41%
	Grand total	$431,462,262	347,069,733	106.58%

23	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2022 (unaudited)
Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of September 30, 2022, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 10.40% of net assets.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.21% of net assets as of September 30, 2022.
(e)	Security is either wholly or partially on loan.
(f)	Security has been deemed worthless and is a Level 3 investment.
(g)	Investment relates to cash collateral received from portfolio securities loaned.
(h)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2021, the value of the Clearwater Select Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $16,636,090 with net purchases of $11,914,597 during the nine months ended September 30, 2022.
24	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2022 (unaudited)
Fair value is an estimate of the price the Clearwater Select Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Select Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Select Equity Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Select Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2022.
	Level 1	Level 2	Level 3	Total
Common Stocks	$311,225,859	$5,192,592	$—	$316,418,451
Escrows	—	—	—*	—*
Warrants	—	—	—*	—*
Short-Term Investments	30,651,282	—	—	30,651,282
Total	$341,877,141	$5,192,592	$—	$347,069,733

* Security has been deemed worthless and is a Level 3 investment.
For the Clearwater Select Equity Fund, the investment value is comprised of equity securities, escrows, warrants and short-term investments. See the Clearwater Select Equity Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.
There were no significant Level 3 valuations at September 30, 2022.
25	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
September 30, 2022 (unaudited)
Clearwater Select Equity Fund Portfolio Diversification
(as a percentage of net assets)
26	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
150,352	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$1,448,792	1,479,464
91,834	BLACKROCK MUNICIPAL INCOME FUND INC			1,105,339	997,317
33,837	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			456,225	371,191
114,491	BLACKROCK MUNIHOLDINGS FUND INC			1,771,610	1,288,024
39,627	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND INC			547,911	465,221
93,977	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			1,189,521	913,456
144,532	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,875,685	1,789,306
48,800	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			686,300	578,768
98,137	BLACKROCK MUNIYIELD QUALITY FUND II INC			1,251,453	984,314
118,472	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,572,465	1,235,663
12,559	BLACKROCK MUNIYIELD QUALITY FUND INC			173,142	138,777
52,628	BNY MELLON STRATEGIC MUNICIPAL BOND FUND INC			382,238	297,874
183,432	DWS MUNICIPAL INCOME TRUST			2,072,953	1,526,154
176,750	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,960,269	1,435,210
159,405	INVESCO MUNICIPAL OPPORTUNITY TRUST			1,939,405	1,452,180
111,237	INVESCO MUNICIPAL TRUST			1,372,374	1,016,706
55,087	INVESCO PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST			739,280	531,700
190,374	INVESCO QUALITY MUNICIPAL INCOME TRUST			2,324,574	1,738,115
70,173	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			898,029	656,819
81,582	INVESCO VALUE MUNICIPAL INCOME TRUST			1,234,553	939,009
66,334	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			934,116	774,118
345,957	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			4,713,175	3,667,144
81,998	NUVEEN NEW JERSEY QUALITY MUNICIPAL INCOME FUND			1,258,443	902,798
84,266	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			1,197,701	924,398
320,957	NUVEEN QUALITY MUNICIPAL INCOME FUND			4,690,416	3,530,527
	Sub-total Closed-End Funds:			37,795,969	29,634,253	4.95%
Municipal Bonds:
Alabama
500,000	MOBILE CNTY AL LTD OBLG(b)	11/1/2045	4.00	500,000	367,892
965,000	STADIUM TRACE VLG IMPT DIST DEV INCENTIVE ANTIC BONDS	3/1/2036	3.63	965,000	724,173
				1,465,000	1,092,065	0.18%
Alaska
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(c)	12/1/2010	5.40	350,000	7,000
				350,000	7,000	0.00%
Arizona
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)	7/1/2030	6.75	1,239,524	1,187,077
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)	7/1/2050	7.75	1,237,747	1,205,715
400,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)	7/1/2051	6.00	400,000	307,538
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	555,044	391,892
870,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	7/1/2052	6.00	906,332	904,522
500,000	NAVAJO NATION AZ(b)	12/1/2030	5.50	513,561	522,465
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(b)	7/1/2036	5.13	987,802	998,454
600,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	12/1/2026	5.25	600,000	591,603
500,000	TEMPE AZ	1/1/2029	5.00	503,304	506,923
385,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2024	4.70	384,628	372,522
500,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2037	6.00	501,892	453,170
				7,829,834	7,441,881	1.24%
Arkansas
970,000	MOUNTAIN HOME AR SALES & USE TAX REVENUE	9/1/2038	2.00	970,000	646,044
35,000	SPRINGDALE AR SALES & USE REVENUE	4/1/2041	3.60	34,120	31,015
				1,004,120	677,059	0.11%
California
2,350,000	ACALANES CA UNION HIGH SCH DIST (Step to 6.55% on 8/1/2024)(d)	8/1/2039	0.00	2,089,323	2,425,417
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,003,224	1,017,617
1,000,000	ALVORD CA UNIF SCH DIST (Step to 7.35% on 8/1/2026)(d)	8/1/2046	0.00	761,512	986,674
27	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
California (Cont'd):
650,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(b)	5/15/2029	3.13	$650,000	561,741
500,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(b)	11/15/2051	5.00	524,757	408,064
500,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(b)	11/15/2056	5.00	521,796	399,306
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,487,750	1,652,036
1,000,000	CARLSBAD CA UNIF SCH DIST	8/1/2031	6.13	996,321	1,174,841
1,000,000	COLTON CA JT UNIF SCH DIST	8/1/2035	5.80	999,281	1,094,205
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,102,890	1,278,140
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	744,503	751,903
1,000,000	ENCINITAS CA UNION SCH DIST	8/1/2035	6.75	999,107	1,216,126
1,155,000	ENTERPRISE CA ELEM SCH DIST	8/1/2035	6.20	1,153,406	1,355,480
3,500,000	HEALDSBURG CA UNIF SCH DIST	8/1/2037	4.60	3,494,786	3,557,275
1,000,000	HELENDALE CA SCH DIST	8/1/2034	6.25	998,017	1,152,710
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,005,125	1,092,253
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	746,633	789,497
2,000,000	OAK PARK CA UNIF SCH DIST	8/1/2038	7.10	1,998,902	2,409,673
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	996,106	1,114,231
750,000	RIVER ISLANDS CA PUBLIC FING AUTH SPL TAX	9/1/2052	5.25	816,502	788,183
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,003,578	1,029,143
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.57%)(e)	6/1/2039	2.64	350,000	300,278
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	500,472
1,000,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE(f)	10/15/2042	5.30	1,009,788	1,007,509
1,000,000	SAN JOSE CA FING AUTH LEASE REVENUE	6/1/2039	5.00	1,005,726	1,012,082
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	500,000	501,374
2,110,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	2,108,630	2,288,377
1,000,000	TRACY CA JT UNIF SCH DIST (Step to 7.30% on 8/1/2027)(d)	8/1/2041	0.00	801,284	922,913
				30,368,947	32,787,520	5.48%
Colorado
1,000,000	BASELINE MET DIST #1 CO SPL REVENUE	12/1/2051	5.00	974,981	815,980
1,000,000	BRIGHTON CROSSING MET DIST #6 CO	12/1/2050	5.00	1,014,915	812,844
650,000	BUFFALO HIGHLANDS MET DIST	12/1/2038	5.25	651,179	606,545
830,000	CHAMBERS HIGHPOINT MET DIST #2 CO	12/1/2051	5.00	874,288	677,869
1,400,000	COLLIERS HILL MET DIST #2 CO	12/15/2047	6.00	1,400,000	1,123,007
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	995,691	1,000,775
600,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2030	3.50	600,000	528,196
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	990,869	1,011,780
1,250,000	COLORADO ST HLTH FACS AUTH REVENUE	12/1/2048	5.00	1,297,767	1,158,943
735,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2049	5.00	778,773	579,976
1,670,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2058	5.00	1,722,218	1,252,819
750,000	COPPERLEAF CO MET DIST #4	12/1/2049	5.00	777,104	650,937
1,500,000	CROSSROADS MET DIST #1 CO	12/1/2051	6.50	1,475,909	1,366,612
1,500,000	DENVER CO CITY & CNTY MF HSG REVENUE	2/1/2039	2.05	1,500,000	1,025,354
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,000,350
1,000,000	GREEN VALLEY RANCH EAST MET DIST #6 CO	12/1/2050	5.88	1,000,000	885,695
500,000	HASKINS STATION CO MET DIST	12/1/2039	5.00	515,793	454,100
1,000,000	JOHNSTOWN PLAZA MET DIST CO	12/1/2046	4.25	945,719	792,211
28	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Colorado (Cont'd):
655,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	$646,140	584,633
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	363,343
2,000,000	LEGATO CMNTY AUTH CO LTD TAX SUPPORTED REVENUE (Step to 5.00% on 12/1/2026)(d)	12/1/2051	0.00	1,672,339	1,196,930
1,000,000	LITTLETON VLG MET DIST #2 COLO SPL REVENUE	12/1/2045	5.38	996,683	932,085
750,000	MIRABELLE MET DIST #2 CO	12/1/2049	5.00	783,634	637,269
550,000	RAINDANCE MET DIST #2 CO	12/1/2039	5.00	585,979	502,315
1,400,000	REUNION MET DIST CO SPL REVENUE	12/1/2044	3.63	1,348,222	954,066
500,000	RIVERVIEW MET DIST CO	12/1/2051	5.00	532,091	403,712
1,000,000	RUDOLPH FARMS MET DIST #6 CO REVENUE SUPPORTED	6/1/2052	6.50	1,000,000	927,200
500,000	SKY RANCH CMNTY AUTH BRD CO	12/1/2052	5.75	500,000	443,457
1,000,000	THOMPSON CROSSING MET DIST #4 CO	12/1/2049	5.00	1,041,175	863,485
1,000,000	TRANSPORT MET DIST #3 CO	12/1/2041	5.00	1,022,475	849,422
1,000,000	TREE FARM MET DIST CO(b)	12/1/2041	4.50	1,000,000	761,795
1,000,000	WESTGATE MET DIST CO	12/1/2051	5.13	1,000,000	806,365
1,000,000	WINDLER PUB IMPT AUTH CO LTD TAX SUPPORTED REVENUE	12/1/2041	4.00	1,000,000	684,435
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,066,248	939,980
				33,210,192	27,594,485	4.61%
Connecticut
500,000	CONNECTICUT ST HLTH & EDUCTNL FACS AUTH REVENUE(b)	1/1/2027	3.25	500,000	472,940
500,000	CONNECTICUT ST HLTH & EDUCTNL FACS AUTH REVENUE(b)	1/1/2055	5.00	512,528	447,233
180,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.88	180,000	174,885
500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	500,000	489,309
2,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2045	3.85	2,025,751	1,685,292
583,408	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	589,718	129,808
650,000	STEEL POINT INFRASTRUCTURE IMPT DIST CT SPL OBLIG REVENUE(b)	4/1/2051	4.00	660,531	500,497
				4,968,528	3,899,964	0.65%
District of Columbia
1,500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG MTGE REVENUE	6/15/2031	4.45	1,504,611	1,507,931
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	500,468
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,000,547
565,000	DIST OF COLUMBIA REVENUE	7/1/2027	4.13	535,206	534,725
3,500,000	DISTRICT OF COLUMBIA HSG FIN AGY	3/1/2042	2.50	3,500,000	2,410,963
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	900,175
				8,039,817	6,854,809	1.15%
Florida
550,000	ARTISAN LAKES EAST CDD FL CAPITAL IMPT REVENUE(b)	5/1/2052	4.00	578,134	426,870
385,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	385,000	385,971
1,000,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE	5/1/2052	4.00	1,016,702	776,007
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	990,123	1,013,650
500,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2035	6.25	500,000	512,324
175,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2045	6.25	175,000	177,764
1,370,000	CAPITAL TRUST AGY FL CHRT SCH REVENUE	2/1/2035	5.38	1,370,000	1,406,811
525,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	7/1/2051	4.00	560,132	356,680
29	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
485,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE	6/1/2056	4.00	$515,344	386,863
1,415,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	6/1/2056	5.00	1,522,224	1,147,428
445,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	7/1/2056	4.00	471,281	294,899
750,000	CAPITAL TRUST AGY FL REVENUE(c)	4/1/2035	7.00	750,000	545,625
1,750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(g)	12/1/2035	6.75	1,745,953	560,000
750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(g)	7/1/2037	6.75	750,000	195,000
710,000	CELEBRATION POINTE CMNTY DEV DIST #1 FL SPL ASSMNT REVENUE(b)	5/1/2032	5.00	712,871	710,172
500,000	CFM FL CDD REVENUE	5/1/2051	4.00	516,885	390,155
1,100,000	COBBLESTONE CDD FL SPL ASSMNT REVENUE(b)	5/1/2053	4.30	1,085,209	897,883
750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE(b)(c)(g)	5/15/2026	7.25	750,000	480,000
1,750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE(b)(c)(g)	5/15/2044	8.13	1,913,765	1,120,000
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,002,134	1,013,998
1,000,000	EAST NASSAU STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	1,021,891	779,120
1,000,000	ELEVATION POINTE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2032	4.40	1,000,000	942,385
800,000	ENTRADA CMNTY DEV DIST FL CAPITAL IMPT REVENUE(b)	5/1/2052	4.00	839,536	620,671
445,000	ESCAMBIA CNTY FL HSG FIN AUTH SF MTGE REVENUE	10/1/2049	3.75	445,000	432,581
605,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	605,000	613,171
1,350,000	FLORIDA DEV FIN CORP SURFACE TRANPRTN FAC REVENUE(b)	1/1/2049	7.38	1,293,503	1,163,115
1,000,000	FLORIDA ST DEV FIN CORP(b)(f)	7/1/2057	7.25	980,057	976,048
920,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(b)	6/1/2040	5.00	944,261	818,739
460,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(h)	7/1/2042		478,179	401,087
500,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	6/1/2027	2.38	500,000	442,018
1,000,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	11/15/2030	5.00	1,000,000	879,393
2,000,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	6/1/2050	5.25	2,035,537	1,781,336
1,350,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE	6/1/2051	5.00	1,482,120	1,073,509
260,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.75	260,000	253,318
100,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	100,000	99,936
645,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2045	4.20	645,000	639,637
1,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2046	3.25	1,000,000	765,926
530,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	3.30	530,000	510,234
2,345,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2052	2.30	2,345,000	1,456,970
1,500,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2052	4.55	1,500,000	1,358,375
1,000,000	FORT LAUDERDAL FL SPL ASSMNT(b)	7/1/2048	4.00	1,043,470	800,535
1,000,000	FRERC CDD FL	11/1/2040	5.38	1,000,000	935,256
700,000	GRANDE PINES CDD FL SPL ASSMNT REVENUE	5/1/2041	3.75	699,045	541,295
650,000	HARBOR BAY FL CDD CAPITAL IMPT REVENUE	5/1/2048	4.10	645,889	529,404
700,000	HERITAGE HARBOUR FL N CDD SPL ASSMNT	5/1/2034	5.00	700,000	698,497
1,000,000	HYDE PARK CDD #1 FL SPL ASSMNT	5/1/2052	4.00	991,382	774,836
710,000	LAKE CNTY FLA RETMNT FAC REVENUE	8/15/2050	5.75	724,345	608,696
1,000,000	LAKE CNTY FLA RETMNT FAC REVENUE	8/15/2055	5.75	978,140	838,835
600,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	3.88	596,307	541,563
500,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	4.13	498,738	456,041
30	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
385,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2041	4.13	$383,754	329,219
235,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	234,827	233,817
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	700,000	706,032
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,000,000	992,299
1,100,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,100,000	1,082,333
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2037	5.00	745,385	734,024
745,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	741,196	741,966
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2038	5.00	700,000	681,715
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2039	5.30	1,000,000	989,093
580,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.63	575,880	454,099
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.75	1,000,000	797,166
630,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.00	626,749	500,856
340,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.50	335,319	293,978
940,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2050	4.00	926,048	742,148
1,445,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2052	4.00	1,521,705	1,120,548
1,300,000	LAUREL ROAD CDD FL CAPITAL IMPT REVENUE	5/1/2031	3.13	1,300,000	1,095,898
1,000,000	LEE CNTY FL INDL DEV AUTH HLTHCR FACS REVENUE	11/15/2049	5.00	971,250	968,220
1,000,000	LEE CNTY FL INDL DEV AUTH HLTHCR FACS REVENUE	10/1/2052	5.25	1,020,077	865,258
180,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REVENUE	5/1/2024	5.63	180,000	181,317
500,000	LT RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	504,877	428,376
735,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	741,185	724,798
400,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	3.75	396,461	289,938
500,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	4.00	517,268	387,733
500,000	MIAMI BEACH FL HLTH FACS AUTH	11/15/2044	5.00	514,382	488,874
210,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	210,000	215,502
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.00	114,821	1
1,120,000	NORTH RIVER RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2035	4.20	1,120,000	1,009,828
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	509,495
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,402,714	1,412,358
500,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2037	5.00	506,404	500,389
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2034	5.00	1,014,500	1,011,282
750,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2035	5.00	764,254	761,994
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2047	5.00	1,038,994	1,036,970
5,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	5,000	4,890
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE(b)	7/1/2027	11.50	1,000,000	966,541
1,200,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2036	5.00	1,259,065	1,116,820
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2041	4.00	1,027,580	781,007
31	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
2,935,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2053	4.00	$2,862,490	1,991,270
1,000,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2042	5.00	996,221	949,669
700,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2052	4.00	732,080	544,046
500,000	PARKER ROAD FL CDD CAPITAL IMPT REVENUE	5/1/2050	4.10	498,336	399,619
500,000	PARKVIEW AT LONG LAKE RANCH CDD FL SPL ASSMNET	5/1/2051	4.00	503,249	390,533
500,000	PINELLAS CNTY FL INDL DEV AUTH INDL DEV REVENUE	7/1/2039	5.00	540,822	472,307
595,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	590,399	597,598
500,000	RIVER LANDING CDD FL CAP IMPT REVENUE	11/1/2035	4.25	498,492	440,113
490,000	ROLLING HILLS FL CDD CAPITAL IMPT REVENUE	5/1/2032	3.65	490,000	411,114
1,900,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2055	4.00	1,992,238	1,552,014
730,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	720,161	568,494
1,000,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2041	4.13	991,612	858,889
2,250,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2053	4.25	2,197,120	1,827,682
830,000	SEMINOLE CNTY FL INDL DEV AUTH EDUCTNL FACS REVENUE(b)	6/15/2051	4.00	915,641	601,319
1,000,000	SEMINOLE FL IMPT DIST UTILS REVENUE	10/1/2037	5.30	1,000,000	970,338
145,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	142,557	148,241
500,000	SOUTHERN GROVE CMNTY DEV DIST #5 SPL ASSMNT	5/1/2048	4.00	525,537	397,658
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(c)	11/1/2010	5.50	142,538	76,971
650,000	SUNBRIDGE STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2042	5.20	650,000	598,974
500,000	TOLOMATO FL CDD	5/1/2037	4.25	500,000	453,924
115,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2024)(d)	5/1/2040	0.00	98,786	99,978
1,480,000	TOLOMATO FL CDD	5/1/2040	3.75	1,428,116	1,249,660
125,000	TOLOMATO FL CDD	5/1/2040	6.61	-	1
1,000,000	TRADITION CDD #9 FL SPL ASSMNT	5/1/2052	4.00	1,057,272	775,466
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	691,314
385,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	388,851	327,874
1,005,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2052	5.50	999,139	945,515
500,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	498,833	501,485
1,500,000	UNIVERSITY PARK RECREATION DIST FL ON-AD VALOREM ASSMNT	5/1/2050	3.50	1,500,000	1,156,888
750,000	VIERA STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2053	4.00	784,371	579,668
910,000	WINDWARD AT LAKEWOOD RANCH CDD FL CAPITAL IMPT	5/1/2052	4.25	914,944	739,062
655,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	651,991	659,443
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2050	3.88	985,798	752,643
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2052	5.25	995,469	903,077
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	745,866	695,314
350,934	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.25	351,276	147,392
				101,483,057	85,162,962	14.23%
Georgia
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	502,197	501,729
1,350,000	COBB CNTY GA DEV AUTH REVENUE(b)	12/1/2039	5.00	1,409,559	1,161,067
32	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Georgia (Cont'd):
1,250,000	GAINESVILLE & HALL CNTY GA DEV AUTH EDUCTNL FACS REVENUE(b)	9/1/2044	6.25	$1,213,723	1,122,511
190,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2038	3.85	190,000	184,915
1,365,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2040	3.80	1,365,000	1,330,999
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2042	3.85	1,000,000	863,032
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,936,338	1,734,445
895,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.00	895,000	873,359
1,750,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2049	3.25	1,750,000	1,273,055
500,000	SUNBRIDGE STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2042	5.40	500,000	490,506
				10,761,817	9,535,618	1.59%
Idaho
130,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2028	8.00	130,000	119,661
570,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2031	3.80	570,000	481,705
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2033	4.00	744,365	616,757
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2050	4.50	1,028,194	717,703
1,000,000	SPRING VLY CMNTY INFRASTRUCTURE DIST #1 SPL ASSMNT(b)	9/1/2051	3.75	1,000,000	702,340
				3,472,559	2,638,166	0.44%
Illinois
1,250,000	BURBANK IL EDUCTNL FACS REVENUE(b)	9/1/2035	6.00	1,256,017	1,239,959
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,010,846	1,038,600
1,000,000	CHICAGO HEIGHTS IL	12/1/2029	4.50	1,028,190	994,226
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,000,097	1,002,514
1,000,000	CHICAGO IL O'HARE INTERNATIONAL ARPT REVENUE	1/1/2053	5.50	1,065,310	1,044,078
1,000,000	CHICAGO IL PARK DIST	1/1/2028	5.00	1,027,083	1,010,030
750,000	CHICAGO IL PARK DIST	1/1/2042	4.00	767,536	636,225
500,000	DECATUR IL	3/1/2034	5.00	503,391	510,155
830,000	EVANSTON ILL EDL FAC REVENUE(b)	4/1/2041	4.38	828,410	612,201
500,000	ILLINOIS ST	7/1/2033	5.50	498,790	502,385
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,003,568
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	676,698	680,824
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	500,807	452,601
500,000	ILLINOIS ST FIN AUTH REVENUE	6/1/2037	5.25	497,452	461,897
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	759,171	761,316
500,000	ILLINOIS ST FIN AUTH REVENUE	5/1/2038	5.25	507,530	443,358
1,450,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	1,412,869	1,109,660
500,000	ILLINOIS ST FIN AUTH REVENUE	6/1/2042	5.38	498,477	456,633
1,500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2045	5.00	1,543,841	1,324,009
1,000,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2045	5.00	1,030,502	984,903
2,000,000	ILLINOIS ST HSG DEV AUTH MF REVENUE	7/1/2061	3.00	2,000,000	1,271,022
1,000,000	ILLINOIS ST SALES TAX REVENUE	6/15/2033	5.00	1,050,536	1,024,816
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,527,860	1,533,686
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	510,249	519,530
1,000,000	LINCOLNWOOD IL TAX INCREMENT ALLOCATION REVENUE NTS COPS(b)	1/1/2041	4.82	1,000,000	814,535
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,005,140	1,026,722
1,080,000	MACOUPIN SANGAMON & MONTGOMERY CNTYS IL CMNTY SCH DIST #34	12/1/2037	4.25	1,087,691	960,302
1,000,000	MALTA IL TAX INCR REVENUE(c)	12/30/2025	5.75	1,000,000	250,000
500,000	RICHTON PARK IL PUBLIC LIBRARY DIST	12/15/2032	4.50	502,031	501,032
750,000	ROCKFORD IL	12/15/2030	4.00	750,000	750,409
325,000	S WSTRN IL DEV AUTH(c)	10/1/2022	7.00	325,000	48,750
180,000	UPPER IL RIVER VLY DEV AUTH(b)	12/1/2022	4.00	179,941	179,698
750,000	UPPER IL RIVER VLY DEV AUTH(b)	12/1/2037	5.25	766,121	684,689
685,000	WESTMONT IL PARK DIST(i)	12/1/2031	0.00	400,563	412,631
33	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Illinois (Cont'd):
685,000	WESTMONT IL PARK DIST(i)	12/1/2033	0.00	$350,564	361,739
				29,868,713	26,608,703	4.45%
Indiana
1,500,000	INDIANA FIN AUTH EDUCTNL FACS REVENUE	7/1/2047	5.00	1,538,395	1,481,592
700,000	INDIANA FIN AUTH EDUCTNL FACS REVENUE	6/1/2051	5.00	769,654	563,465
750,000	INDIANA ST FIN AUTH HSG REVENUE	11/20/2027	4.80	752,061	754,270
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	990,203	1,033,600
1,500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	4.00	1,713,755	1,178,751
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	507,441	512,530
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,019,621	960,321
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,268,433
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	515,029
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	613,936	617,477
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,000,842	1,007,938
				11,005,908	9,893,406	1.65%
Iowa
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2036	5.00	1,573,831	1,396,025
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2048	5.00	1,656,526	1,293,627
1,000,000	IOWA ST FIN AUTH REVENUE	5/15/2053	4.00	1,103,703	678,456
1,000,000	IOWA ST FIN AUTH SF MTGE REVENUE	7/1/2042	4.05	1,000,000	889,762
500,000	IOWA ST HGR EDU LOAN AUTH	11/1/2030	5.00	516,835	484,486
1,000,000	IOWA ST HGR EDU LOAN AUTH REVENUE	10/1/2052	5.38	1,021,079	997,217
				6,871,974	5,739,573	0.96%
Kansas
1,000,000	FRANKLIN CNTY KS UNIF SCH DIST #290	9/1/2039	4.75	1,018,781	1,039,810
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	930,096	832,148
1,500,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE(b)	9/1/2035	5.25	1,485,321	1,394,976
				3,434,198	3,266,934	0.55%
Kentucky
305,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	302,661	304,164
				302,661	304,164	0.05%
Louisiana
580,000	LOUISIANA PUB FACS AUTH REVENUE(b)	6/1/2031	4.00	603,262	522,901
1,000,000	LOUISIANA PUB FACS AUTH REVENUE(b)	6/1/2051	5.00	1,062,129	762,947
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,001,938	1,013,379
1,000,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2042	4.05	1,000,000	888,400
1,250,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2046	2.55	1,250,000	825,332
650,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.25	670,233	641,174
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,007,020	996,120
700,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2037	5.65	700,000	701,033
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	7/1/2039	5.00	1,050,158	812,122
600,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2039	5.50	600,000	585,065
900,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2044	4.00	900,000	669,712
34	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Louisiana (Cont'd):
750,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2044	4.40	$750,000	609,728
1,250,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2046	4.00	1,250,000	891,263
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	515,778	505,787
350,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(e)	2/15/2036	2.65	350,000	344,503
				12,710,518	10,769,466	1.80%
Maine
925,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.85	925,000	903,686
				925,000	903,686	0.15%
Maryland
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	500,387
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2044	2.55	1,000,000	671,994
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2052	5.00	1,052,565	1,018,316
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	520,700
545,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVENUE	7/1/2038	4.00	545,000	484,076
				3,597,565	3,195,473	0.53%
Massachusetts
4,000,000	MASSACHUSETTS ST DEV FIN AGY MF REVENUE	1/1/2042	2.30	4,000,000	2,834,762
700,000	MASSACHUSETTS ST DEV FIN AGY REVENUE(b)	10/1/2047	5.00	735,000	713,296
1,500,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	6/1/2049	4.00	1,513,105	1,547,533
885,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2033	3.50	846,236	805,723
130,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2034	3.63	131,049	123,965
1,000,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2037	2.00	1,000,000	779,814
1,500,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2048	3.75	1,447,015	1,147,611
1,700,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2051	3.00	1,709,109	1,092,420
265,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	265,000	266,263
270,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	270,000	271,377
310,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	310,000	311,452
2,130,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	2,130,000	1,954,897
2,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2046	2.80	2,000,000	1,357,855
500,000	ROWLEY MA	5/1/2027	4.00	500,000	500,295
				16,856,514	13,707,263	2.29%
Michigan
95,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	94,727	94,979
500,000	KALAMAZOO MI ECON DEV CORP	5/15/2043	5.00	527,195	424,494
1,000,000	KENTWOOD MI ECON DEV CORP	11/15/2037	5.00	1,007,162	954,005
775,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2031	3.00	769,460	627,749
650,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2039	4.25	652,978	490,622
500,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2042	5.00	501,181	501,069
1,850,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2035	4.10	1,850,000	1,757,802
1,650,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2043	4.00	1,650,000	1,434,646
35	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Michigan (Cont'd):
1,500,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2044	3.25	$1,430,625	1,162,362
1,000,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2049	3.35	1,051,645	754,803
2,250,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2054	3.50	2,312,109	1,689,709
405,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2050	3.15	405,000	376,175
5,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2051	2.75	4,878,484	3,276,655
6,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2052	2.50	6,500,000	3,899,732
375,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	375,000	375,083
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	760,247	768,088
750,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2040	4.00	829,096	630,944
				25,594,909	19,218,917	3.21%
Minnesota
950,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	930,381	546,715
1,000,000	APPLE VY MN SENIOR HSG REVENUE	9/1/2058	5.00	980,000	887,923
1,000,000	LAUDERDALE MN MF REVENUE	1/1/2040	5.13	991,512	930,046
2,000,000	MINNESOTA ST HGR EDU FACS AUTH REVENUE	10/1/2047	5.00	2,073,234	2,017,404
5,000,000	MINNESOTA ST HSG FIN AGY(e)(j)	1/1/2041	2.45	5,000,000	5,000,000
995,000	MINNESOTA ST HSG FIN AGY	7/1/2051	2.50	801,473	659,502
2,015,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2038	2.65	1,916,563	1,570,685
				12,693,163	11,612,275	1.94%
Mississippi
500,000	MISSISSIPPI DEV BK SPL OBLIG(b)	11/1/2036	3.63	500,000	388,591
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG(b)	11/1/2039	4.55	1,000,000	872,510
2,000,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2042	2.55	2,000,000	1,425,420
				3,500,000	2,686,521	0.45%
Missouri
450,000	JOPLIN MO INDL DEV AUTH SALES TAX REVENUE	11/1/2040	3.50	445,758	364,985
306,825	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	2.00	396,461	14,501
687,493	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	5.00	896,518	515,531
1,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2042	5.00	913,089	960,415
2,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2048	4.00	2,060,887	1,497,124
1,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2047	3.25	1,000,000	763,603
1,500,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2047	4.30	1,500,000	1,324,057
1,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2047	4.40	1,000,000	946,579
495,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2048	3.80	495,000	480,269
305,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2049	3.35	305,000	265,565
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	750,000	642,487
				9,762,713	7,775,116	1.30%
Montana
340,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	340,000	335,712
475,000	MONTANA ST BRD OF HSG	6/1/2045	4.00	475,000	468,346
560,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2037	3.95	560,000	522,280
275,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2038	4.00	275,342	270,953
1,000,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2042	2.55	1,000,000	698,141
1,000,000	MONTANA ST BRD OF HSG SF MTGE	6/1/2052	4.55	1,000,000	902,649
				3,650,342	3,198,081	0.53%
36	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Nebraska
160,000	MEAD NE TAX INCR REVENUE(c)	7/1/2012	5.13	$160,000	6,640
1,750,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2040	4.35	1,750,000	1,622,818
165,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2042	3.05	165,000	159,448
				2,075,000	1,788,906	0.30%
Nevada
1,000,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2044	3.25	1,000,000	758,234
1,250,000	NEVADA ST HSG DIV SF MTGE REVENUE	4/1/2046	2.60	1,250,000	827,023
455,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2049	3.35	455,000	442,016
1,480,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2051	2.45	1,480,000	967,200
505,000	NORTH LAS VEGAS NV LOCAL IMPT(b)	12/1/2037	5.00	505,680	503,722
				4,690,680	3,498,195	0.59%
New Hampshire
1,500,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2052	4.00	1,500,000	1,280,563
				1,500,000	1,280,563	0.21%
New Jersey
1,000,000	CAMDEN CNTY NJ IMPT AUTH CHRT SCH REVENUE(b)	7/15/2042	5.00	1,046,510	934,449
500,000	NEW JERSEY ST ECON DEV AUTH	6/15/2042	5.00	525,197	495,060
750,000	NEW JERSEY ST ECON DEV AUTH REVENUE	7/15/2047	5.00	781,363	708,515
2,115,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2039	3.50	2,109,573	1,937,394
1,000,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2041	4.00	967,417	856,060
1,000,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2050	4.25	988,651	824,910
2,765,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	3.75	2,765,000	2,606,212
4,000,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2042	4.50	4,000,000	3,877,170
1,250,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2046	2.30	1,250,000	824,630
875,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	4/1/2049	4.00	876,708	735,059
1,500,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2053	5.00	1,579,927	1,528,811
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	504,127	502,520
1,000,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2046	4.00	1,108,758	840,713
700,000	TOBACCO SETTLEMENT FING CORP NJ	6/1/2046	5.00	703,399	644,383
				19,206,630	17,315,886	2.89%
New Mexico
1,020,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2043	3.85	1,020,000	974,147
550,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2046	3.80	550,000	532,629
2,000,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2047	3.95	2,000,000	1,678,285
615,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2048	3.75	622,346	601,714
475,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	3.90	475,000	460,838
600,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	4.00	600,827	566,593
1,415,000	NEW MEXICO ST MTGE FIN AUTH	1/1/2049	4.00	1,428,722	1,397,645
715,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	3.35	715,000	544,767
620,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	4.00	620,000	599,229
1,415,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2050	3.00	1,447,502	1,022,085
990,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.35	990,000	632,734
1,960,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.63	1,960,000	1,291,083
1,975,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2052	2.80	1,975,000	1,294,406
1,000,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2052	4.30	1,000,000	861,304
				15,404,397	12,457,459	2.08%
New York
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	750,858	752,299
37	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New York (Cont'd):
660,000	MONROE CNTY NY INDL DEV CORP REVENUE	1/1/2030	4.00	$602,551	576,611
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	600,918	507,817
3,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	5/1/2045	3.90	2,838,750	2,498,697
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	790,429
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2049	3.95	1,000,000	817,180
2,250,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2056	2.60	2,250,000	1,309,992
2,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2060	2.80	2,000,000	1,197,765
2,000,000	NEW YORK CITY NY MUNI WTR FIN AUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,021,115	2,015,134
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	900,084
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2048	3.95	1,000,000	840,269
2,000,000	NEW YORK ST HSG FIN AGY AFFORDABLE HSG REVENUE	11/1/2046	2.60	2,000,000	1,355,157
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	502,594
4,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	4,000,000	3,525,795
1,005,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2036	2.20	1,005,000	745,535
300,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2036	3.90	300,000	293,327
1,700,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2045	2.45	1,606,007	1,083,623
980,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2046	2.50	975,312	621,215
3,500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2047	3.30	3,500,000	2,637,007
1,095,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	3.80	1,095,000	1,013,498
1,875,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2049	2.95	1,875,000	1,262,896
1,435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2050	2.55	1,435,000	878,058
1,250,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	10/1/2030	4.00	1,245,737	1,171,610
650,000	WESTCHESTER CNTY NY LOCAL DEV CORP REVENUE(b)	7/1/2029	3.60	650,000	571,011
650,000	WESTCHESTER CNTY NY LOCAL DEV CORP REVENUE(b)	7/1/2046	5.00	681,966	516,900
500,000	WESTERN REGL OFF-TRACK BETTING CORP REVENUE(b)	12/1/2041	4.13	494,422	368,260
				36,427,636	28,752,763	4.80%
North Carolina
1,000,000	GTR ASHEVILLE REGL ARPT AUTH NC ARPT SYS REVENUE	7/1/2052	5.50	1,065,978	1,028,487
1,710,000	MECKLENBURG CNTY NC MF HSG REVENUE	1/1/2036	5.38	1,710,000	1,712,243
260,000	NORTH CAROLINA ST EDU ASSISTANCE AUTH	6/1/2039	3.13	257,489	227,518
595,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2041	3.95	599,629	580,561
2,500,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2042	3.50	2,500,000	2,074,367
190,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2048	4.00	190,000	182,395
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	11/1/2037	5.00	1,058,567	1,023,613
600,000	NORTH CAROLINA ST MED CARE COMMISSION RETMNT FACS REVENUE	10/1/2038	5.00	596,703	554,528
				7,978,366	7,383,712	1.23%
North Dakota
445,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2043	3.05	446,021	345,261
985,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2044	3.05	985,000	769,226
38	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
North Dakota (Cont'd):
980,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2044	2.50	$980,000	678,894
1,000,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2053	4.00	1,049,745	977,162
				3,460,766	2,770,543	0.46%
Ohio
500,000	CLEVELAND-CUYAHOGA CNTY OH PORT AUTH TAX INCREMENT FING REVENUE(b)	12/1/2055	4.50	500,000	378,154
950,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2045	3.00	969,031	643,984
1,500,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2049	4.00	1,575,639	1,303,168
2,000,000	FRANKLIN CNTY OH HLTH CARE FACS REVENUE	7/1/2045	4.00	2,042,848	1,640,243
750,000	LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE(b)(c)(g)	12/1/2037	6.50	750,000	225,000
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,530,002	1,515,246
2,000,000	OHIO ST HGR EDUCTNL FAC COMMISSION	11/1/2049	4.00	2,032,072	1,372,911
505,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	459,093	485,497
3,985,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2046	2.85	3,985,000	2,804,463
1,000,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2047	4.55	1,000,000	914,871
520,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.00	520,000	504,700
655,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2049	4.00	655,000	627,630
3,675,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.45	3,699,832	2,381,588
1,970,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.75	1,970,000	1,299,578
1,000,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2052	5.00	1,054,165	1,018,363
				22,742,682	17,115,396	2.86%
Oklahoma
2,000,000	OKLAHOMA ST DEV FIN AUTH	8/1/2049	5.00	2,175,777	1,769,096
				2,175,777	1,769,096	0.30%
Oregon
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,006,291	1,003,836
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	500,822	498,183
505,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	505,000	460,349
1,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2042	3.70	1,000,000	848,265
2,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2045	2.38	1,813,294	1,318,056
785,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2048	3.75	785,000	756,279
1,000,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2055	5.13	965,389	808,710
650,000	YAMHILL CNTY OR HOSP AUTH	11/15/2056	5.00	733,345	503,856
				7,309,141	6,197,534	1.04%
Pennsylvania
375,000	BUTLER CNTY PA GEN AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(e)	10/1/2034	3.21	375,000	353,801
200,000	DAUPHIN CNTY PA GEN AUTH UNIV REVENUE(b)	10/15/2022	4.00	199,996	199,976
500,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2033	5.00	515,944	506,833
1,250,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2036	5.00	1,259,244	1,262,419
900,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2042	2.63	901,547	683,353
1,700,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2047	3.00	1,700,000	1,147,940
39	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Pennsylvania (Cont'd):
1,000,000	PENNSYLVANIA ST ECON DEV FING AUTH UPMC REVENUE	4/15/2045	4.00	$1,030,858	860,665
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.65%)(e)	7/1/2039	3.17	500,000	433,561
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	4/1/2039	4.00	1,014,031	993,331
1,685,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	1,685,000	1,584,816
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2046	3.00	1,036,154	707,507
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2049	3.40	1,000,000	744,172
2,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	2.55	2,000,000	1,214,130
750,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	3.00	746,633	718,436
1,000,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2045	5.00	1,040,436	1,008,554
100,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2023	6.13	100,000	101,654
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	741,094	751,338
				15,845,937	13,272,486	2.22%
Rhode Island
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP REVENUE	4/1/2045	2.80	1,019,150	698,342
995,000	RHODE ISLAND ST STUDENT LOAN AUTH STUDENT LOAN REVENUE	12/1/2037	3.63	986,392	916,495
				2,005,542	1,614,837	0.27%
South Carolina
650,000	BERKELEY CNTY SC ASSMNT REVENUE	11/1/2040	4.25	647,545	577,785
750,000	SOUTH CAROLINA JOBS-ECON DEV AUTH(b)	7/1/2025	8.75	750,000	755,136
1,000,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2037	3.20	1,000,000	858,993
1,135,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2045	3.05	1,135,000	827,355
665,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH ECON DEV REVENUE	4/1/2054	4.00	687,315	455,964
1,000,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH SOL WST DISP REVENUE(b)	6/1/2031	6.00	1,000,000	848,802
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,015,152	1,001,405
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,413,317	1,440,552
				7,648,329	6,765,992	1.13%
South Dakota
2,000,000	SOUTH DAKOTA ST HSG DEV AUTH	11/1/2042	2.50	2,000,000	1,415,693
				2,000,000	1,415,693	0.24%
Tennessee
1,000,000	FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE(b)(c)(g)	6/1/2027	6.50	1,000,000	270,000
600,000	NASHVILLE MET DEV & HSG AGY TN TAX INCR REVENUE(b)	6/1/2036	5.13	600,000	599,082
1,350,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD RETMNT FACS REVENUE	10/1/2039	5.50	1,342,533	1,227,837
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE	1/1/2019	5.35	134,966	2
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	5.55	556,862	6
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE	1/1/2029	6.00	-	1
1,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	4.25	1,000,000	891,576
3,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.50	3,000,000	2,495,965
515,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.85	515,000	493,104
40	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Tennessee (Cont'd):
460,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.90	$460,000	440,074
1,240,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2044	4.00	1,246,287	1,215,486
3,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2046	2.38	2,870,316	1,948,832
875,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2046	2.55	875,000	594,543
625,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	3.95	625,000	599,999
1,095,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	4.05	1,095,000	1,071,462
2,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2051	2.50	2,000,000	1,311,351
250,000	TENNESSEE ST HSG DEV AGY	1/1/2035	3.85	250,000	243,464
				17,570,964	13,402,784	2.24%
Texas
1,250,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2051	2.38	1,202,992	713,642
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REVENUE	4/1/2040	3.00	1,003,327	709,992
625,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	12/1/2035	5.00	638,710	629,780
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,001,666	1,010,677
1,350,000	DANBURY TX HGR EDU AUTH INC EDU REVENUE	8/15/2049	5.13	1,350,000	1,254,614
420,000	EDINBURG TX ECON DEV CORP SALES TAX REVENUE	8/15/2031	3.00	420,000	347,356
700,000	EDINBURG TX ECON DEV CORP SALES TAX REVENUE	8/15/2046	3.38	690,370	489,825
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,010,888	1,033,699
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE (Step to 5.50% on 10/1/2023)(d)	10/1/2035	0.00	1,418,480	1,542,336
2,000,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE	10/1/2050	3.00	2,138,823	1,353,989
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,005,156	1,022,753
1,000,000	MEADOWHILL TX REGL MUNI UTILITY DIST	10/1/2034	4.00	1,000,000	1,000,127
273,000	N CENTRL TEXAS ST HLTH FAC DEV CORP(c)	2/15/2025	5.38	273,000	177,450
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	998,473	1,061,207
1,500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2027	5.50	1,487,294	1,450,513
470,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2029	4.00	426,584	410,017
1,500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2033	6.50	1,500,000	1,435,401
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2034	5.00	1,004,609	905,019
750,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2035	5.50	755,026	677,281
500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2049	5.25	506,848	422,620
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	11/1/2049	4.00	1,112,923	771,393
1,100,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2055	5.00	1,142,051	789,723
1,009,163	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE(e)(k)	11/15/2061	2.00	1,009,163	488,393
2,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(b)	8/15/2051	5.00	1,990,000	1,785,768
645,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE	7/1/2025	4.00	636,740	354,750
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REVENUE	4/1/2046	5.00	1,112,332	1,112,526
41	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas (Cont'd):
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	$746,975	812,052
550,000	SAN ANTONIO TX EDU FACS CORP REVENUE	10/1/2041	5.00	579,294	466,051
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,006,051	1,003,167
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,008,230	1,010,798
355,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2050	4.00	361,429	352,358
1,765,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2044	3.63	1,794,635	1,558,548
690,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2048	4.25	698,546	681,037
2,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2052	5.50	2,700,126	2,619,613
485,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	7/1/2051	2.50	489,244	324,429
6,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2052	3.13	6,120,439	4,213,435
				42,340,424	35,992,339	6.01%
Utah
1,000,000	BLACK DESERT PUB INFRASTRUCTURE DIST(b)	3/1/2051	4.00	1,010,104	705,217
1,000,000	DOWNTOWN EAST STREETCAR SWR PUBLIC INFRASTRUCUTRE DIST(b)	3/1/2042	5.75	1,000,000	927,427
850,000	MILITARY INSTALLATION DEV AUTH UT TAX ALLOCATION REVENUE	6/1/2041	4.00	875,758	647,824
2,000,000	MILITARY INSTALLATION DEV AUTH UT TAX ALLOCATION REVENUE	6/1/2052	4.00	2,032,301	1,383,682
500,000	RED BRIDGE PUBLIC INFRASTRUCTURE DIST #1 UT(b)	2/1/2041	4.13	500,000	383,640
1,000,000	UTAH CNTY UT HOSP REVENUE	5/15/2045	5.00	1,021,862	1,001,301
900,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	6/15/2027	4.25	900,000	838,378
900,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	12/15/2031	3.50	896,485	733,744
1,000,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	6/15/2032	5.25	1,000,000	972,540
35,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	35,000	35,038
				9,271,510	7,628,791	1.28%
Vermont
1,000,000	VERMONT ST ECON DEV AUTH MTGE REVENUE	5/1/2045	4.00	1,066,476	722,974
545,000	VERMONT ST STUDENT ASSISTANCE CORP EDU LOAN REVENUE	6/15/2036	3.38	540,562	510,166
				1,607,038	1,233,140	0.21%
Virginia
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	500,971
1,000,000	HENRICO CNTY VA ECON DEV AUTH RSDL CARE FAC REVENUE	10/1/2047	5.00	1,092,925	1,010,406
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(i)	9/1/2041	0.00	176,173	21,187
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE(c)	9/1/2041	5.63	373,459	153,947
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	991,495
1,000,000	VIRGINIA ST HSG DEV AUTH	10/1/2043	5.35	1,007,797	1,003,730
1,000,000	VIRGINIA ST HSG DEV AUTH	9/1/2050	2.50	1,000,000	601,929
1,000,000	VIRGINIA ST HSG DEV AUTH	3/1/2052	3.25	1,000,000	702,726
				6,150,354	4,986,391	0.83%
Washington
700,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE(b)	1/1/2038	5.25	687,723	731,419
350,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	350,000	364,425
1,500,000	KING CNTY WA HSG AUTH	11/1/2039	3.00	1,470,438	1,170,607
1,000,000	KING CNTY WA HSG AUTH	8/1/2040	3.00	1,033,199	735,189
42	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Washington (Cont'd):
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	$1,028,265	1,005,836
500,000	SEATTLE WA HSG AUTH	6/1/2054	2.50	486,078	291,809
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	772,121	788,776
500,000	SNOHOMISH CNTY WA HSG AUTH	4/1/2044	4.00	506,283	429,302
1,500,000	VANCOUVER WA HSG AUTH	6/1/2038	3.00	1,496,262	1,189,929
325,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	7/1/2025	6.00	325,806	336,442
675,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2035	5.75	675,000	643,021
600,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	7/1/2036	5.00	619,000	537,068
500,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2038	5.00	527,496	502,020
				9,977,671	8,725,843	1.46%
West Virginia
500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2042	4.00	500,000	435,404
1,910,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2051	2.50	1,910,000	1,228,621
				2,410,000	1,664,025	0.28%
Wisconsin
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(g)(i)	1/1/2046	0.00	1,811	355
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(g)(i)	1/1/2047	0.00	1,932	367
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(g)(i)	1/1/2048	0.00	1,835	344
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(g)(i)	1/1/2049	0.00	1,765	324
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(g)(i)	1/1/2050	0.00	1,685	297
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(g)(i)	1/1/2051	0.00	1,775	308
446,246	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(c)(e)(g)(k)	7/1/2051	3.75	443,916	210,012
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(g)(i)	1/1/2052	0.00	1,754	293
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(g)(i)	1/1/2053	0.00	1,682	277
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(g)(i)	1/1/2054	0.00	1,620	259
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(g)(i)	1/1/2055	0.00	1,552	243
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(g)(i)	1/1/2056	0.00	1,488	228
106,459	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(c)(g)	7/1/2056	5.50	104,505	60,561
18,454	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(g)(i)	1/1/2057	0.00	2,244	218
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(g)(i)	1/1/2058	0.00	1,384	204
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(g)(i)	1/1/2059	0.00	1,337	193
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(g)(i)	1/1/2060	0.00	1,292	180
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(g)(i)	1/1/2061	0.00	1,243	168
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(g)(i)	1/1/2062	0.00	1,202	157
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(g)(i)	1/1/2063	0.00	1,155	148
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(g)(i)	1/1/2064	0.00	1,120	140
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(g)(i)	1/1/2065	0.00	1,085	131
43	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wisconsin (Cont'd):
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(g)(i)	1/1/2066	0.00	$1,053	121
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(g)(i)	1/1/2067	0.00	12,420	1,420
520,000	PUBLIC FIN AUTH WI EDU REVENUE(b)	6/15/2049	5.00	524,353	452,411
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE	2/1/2052	5.00	1,055,632	882,198
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE(b)	2/1/2062	6.00	1,000,000	901,496
195,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	195,452	195,678
1,250,000	PUBLIC FIN AUTH WI REVENUE(b)	6/1/2028	3.00	1,250,000	1,088,649
1,250,000	PUBLIC FIN AUTH WI REVENUE(b)(g)	11/1/2028	6.25	1,250,000	1,053,317
1,000,000	PUBLIC FIN AUTH WI REVENUE(b)	1/1/2033	6.13	990,558	615,000
13,694	PUBLIC FIN AUTH WI REVENUE(b)(c)(g)(l)	12/1/2048	5.50	13,694	4,245
1,695,000	PUBLIC FIN AUTH WI REVENUE(b)	11/15/2053	4.75	1,722,904	1,266,796
695,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE(b)	11/15/2024	5.00	694,298	707,204
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/1/2032	5.00	527,321	445,448
700,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2037	5.00	727,197	646,451
1,410,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2041	5.00	1,416,975	1,268,962
1,400,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2045	5.00	1,410,508	1,421,790
650,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	11/1/2046	5.00	672,114	536,224
1,500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2048	5.13	1,473,558	1,274,336
1,500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	4/1/2057	5.13	1,500,000	1,152,882
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	11/1/2051	2.85	1,000,000	668,291
1,500,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	5/1/2055	4.15	1,500,000	1,323,609
				19,517,419	16,181,935	2.70%
Wyoming
1,615,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	1,615,000	1,585,762
				1,615,000	1,585,762	0.27%
	Sub-total Municipal Bonds:			604,659,312	511,371,178	85.44%
Short-Term Investments:
32,892,091	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 2.25%(m)			32,892,091	32,892,091
	Sub-total Short-Term Investments:			32,892,091	32,892,091	5.49%
	Grand total			$675,347,372	573,897,522	95.88%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(c)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(d)	For step bonds, the coupon rate disclosed is the current rate in effect.
(e)	Variable rate security. Rate as of September 30, 2022 is disclosed.
(f)	Security has converted to a fixed rate as of February 1, 2015, and will be going forward.
44	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2022 (unaudited)
(g)	Restricted security that has been deemed illiquid. At September 30, 2022, the value of these restricted illiquid securities amounted to $4,184,510 or 0.70% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
CAPITAL TRUST AGY FL REVENUE, 6.75%, 12/1/35	12/2/15-1/21/16	$ 1,748,875
CAPITAL TRUST AGY FL REVENUE, 6.75%, 7/1/37	6/28/17	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE, 7.25%, 5/15/26	12/16/13	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE, 8.13%, 5/14/44	6/27/17-4/12/18	1,961,290
FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE, 6.50%, 6/1/27	5/24/17	1,000,000
LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE, 6.50%, 12/1/37	10/27/17	750,000
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 6.25%, 1/1/46 - 1/1/67	3/26/18-3/8/22	49 - 443,916
PUBLIC FIN AUTH WI REVENUE, 6.25%, 11/1/28 - 12/1/48	4/3/17-3/26/19	13,694 - 1,250,000

(h)	When-Issued Security. Coupon rate is not in effect at September 30, 2022
(i)	Zero coupon bond.
(j)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(k)	These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand.
(l)	Non-income producing assets.
(m)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2021, the value of the Clearwater Tax-Exempt Bond Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $28,762,724 with net purchases of $4,129,367 during the nine months ended September 30, 2022.
Diversification of investments representing geographic diversification, as a percentage of total investments at fair value (excluding closed-end funds), is as follows:
Geographical Diversification	Percent
Florida	15.65%
Illinois	10.93
Texas	6.61
California	6.02
New York	5.28
Colorado	5.07
Michigan	3.53
New Jersey	3.18
Ohio	3.14
Wisconsin	2.97
Other	37.62
100.00%
45	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2022 (unaudited)
At September 30, 2022, the Fund had open futures contracts as follows:
Type	Number of Contracts	Notional Amount (000s)	Contract Position	Contract Exp.	Value and Unrealized Appreciation (Depreciation) (000s)
10-Year U.S. Treasury Note	987	$(110,606)	Short	12/22	$5,603
U.S. Treasury Long Bond	180	(22,753)	Short	12/22	1,904
2-Year U.S. Treasury Note	332	(68,190)	Short	12/22	1,108
5-Year U.S. Treasury Note	597	(64,182)	Short	12/22	2,299
					$10,914
Fair value is an estimate of the price the Clearwater Tax-Exempt Bond Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Tax-Exempt Bond Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Debt securities are valued at the price supplied by an independent pricing service provided such prices are believed to reflect the fair value of such securities. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Tax-Exempt Bond Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Tax-Exempt Bond Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2022.
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$29,634,253	$—	$—	$29,634,253
Municipal Bonds
Alabama	—	1,092,065	—	1,092,065
Alaska	—	7,000	—	7,000
Arizona	—	7,441,881	—	7,441,881
Arkansas	—	677,059	—	677,059
California	—	32,787,520	—	32,787,520
Colorado	—	27,594,485	—	27,594,485
Connecticut	—	3,899,964	—	3,899,964
District of Columbia	—	6,854,809	—	6,854,809
Florida	—	85,162,962	—	85,162,962
46	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2022 (unaudited)
	Level 1	Level 2	Level 3	Total
Georgia	$—	$9,535,618	$—	$9,535,618
Idaho	—	2,638,166	—	2,638,166
Illinois	—	26,608,703	—	26,608,703
Indiana	—	9,893,406	—	9,893,406
Iowa	—	5,739,573	—	5,739,573
Kansas	—	3,266,934	—	3,266,934
Kentucky	—	304,164	—	304,164
Louisiana	—	10,769,466	—	10,769,466
Maine	—	903,686	—	903,686
Maryland	—	3,195,473	—	3,195,473
Massachusetts	—	13,707,263	—	13,707,263
Michigan	—	19,218,917	—	19,218,917
Minnesota	—	11,612,275	—	11,612,275
Mississippi	—	2,686,521	—	2,686,521
Missouri	—	7,775,116	—	7,775,116
Montana	—	3,198,081	—	3,198,081
Nebraska	—	1,788,906	—	1,788,906
Nevada	—	3,498,195	—	3,498,195
New Hampshire	—	1,280,563	—	1,280,563
New Jersey	—	17,315,886	—	17,315,886
New Mexico	—	12,457,459	—	12,457,459
New York	—	28,752,763	—	28,752,763
North Carolina	—	7,383,712	—	7,383,712
North Dakota	—	2,770,543	—	2,770,543
Ohio	—	17,115,396	—	17,115,396
Oklahoma	—	1,769,096	—	1,769,096
Oregon	—	6,197,534	—	6,197,534
Pennsylvania	—	13,272,486	—	13,272,486
Rhode Island	—	1,614,837	—	1,614,837
South Carolina	—	6,765,992	—	6,765,992
South Dakota	—	1,415,693	—	1,415,693
Tennessee	—	13,402,784	—	13,402,784
Texas	—	35,992,339	—	35,992,339
Utah	—	7,628,791	—	7,628,791
Vermont	—	1,233,140	—	1,233,140
Virginia	—	4,986,391	—	4,986,391
Washington	—	8,725,843	—	8,725,843
West Virginia	—	1,664,025	—	1,664,025
Wisconsin	—	16,181,935	—	16,181,935
Wyoming	—	1,585,762	—	1,585,762
Short-Term Investments	32,892,091	—	—	32,892,091
Total	$62,526,344	$511,371,178	$—	$573,897,522
For the Clearwater Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using evaluated prices provided by the primary pricing service. The Board of Trustees has designated to the Adviser the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which
47	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2022 (unaudited)
the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated.
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Futures Contracts	$10,913,569	$—	$—	$10,913,569
The futures contracts outstanding at September 30, 2022 are considered Level 1 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate.
48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2022 (unaudited)
Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)
49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
275,180	ADAIRS LTD.(b)	$331,893	318,485
15,227	APA GROUP	101,638	92,976
7,333	ARISTOCRAT LEISURE LTD.	165,292	153,036
2,554	ASX LTD.	51,631	117,439
22,475	ATLASSIAN CORP. PLC, CLASS A(c)	7,152,498	4,733,010
300,837	AURIZON HOLDINGS LTD.	766,110	660,980
29,184	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	380,372	423,745
445,000	BEACH ENERGY LTD.	647,241	425,561
179,910	BGP HOLDINGS PLC(c)(d)	-	-
37,763	BHP GROUP LTD.	911,300	940,484
37,600	BLUESCOPE STEEL LTD.	301,071	363,757
18,654	BRAMBLES LTD.	73,901	135,347
151,800	CEDAR WOODS PROPERTIES LTD.	545,697	388,310
971	COCHLEAR LTD.	35,893	119,984
20,104	COMMONWEALTH BANK OF AUSTRALIA	787,972	1,168,389
7,393	COMPUTERSHARE LTD.	120,333	117,247
39,986	CSL LTD.	2,994,108	7,250,378
34,742	DEXUS	176,795	172,317
649,200	EMECO HOLDINGS LTD.	351,482	345,058
97,180	FORTESCUE METALS GROUP LTD.	212,026	1,041,516
19,923	GOODMAN GROUP	57,689	199,059
68,716	GPT GROUP (THE)	176,591	166,794
1,039,600	GRANGE RESOURCES LTD.	584,855	459,683
152,326	HUB24 LTD.	2,439,708	2,005,757
193,100	INGHAMS GROUP LTD.	550,899	292,467
15,118	LENDLEASE CORP. LTD.	85,096	85,501
123,641	LOVISA HOLDINGS LTD.	1,649,151	1,666,371
7,819	MACQUARIE GROUP LTD.	175,414	758,795
174,400	METCASH LTD.	556,523	432,263
44,772	NATIONAL AUSTRALIA BANK LTD.	551,215	820,948
403,300	NEW HOPE CORP. LTD.(b)	712,713	1,619,828
17,785	NEWCREST MINING LTD.	171,926	193,502
64,600	NICK SCALI LTD.	464,540	381,017
26,749	NORTHERN STAR RESOURCES LTD.	133,395	134,854
378,300	PACT GROUP HOLDINGS LTD.	787,238	325,126
2,468	RAMSAY HEALTH CARE LTD.	49,765	90,516
18,171	RIO TINTO LTD.	570,958	1,081,408
20,500	SANTOS LTD.	45,732	92,850
112,389	SCENTRE GROUP	194,685	180,908
10,274	SEEK LTD.	106,072	124,313
47,700	SMARTGROUP CORP. LTD.	210,386	152,409
39,820	SONIC HEALTHCARE LTD.	470,951	774,826
57,859	SOUTH32 LTD.	37,235	133,735
297,819	STOCKLAND	734,663	620,155
75,800	SUPER RETAIL GROUP LTD.	517,213	426,890
24,333	TRANSURBAN GROUP	131,091	190,855
12,261	TREASURY WINE ESTATES LTD.	49,081	98,721
462,400	VICINITY CENTRES	579,585	516,309
10,565	WASHINGTON H SOUL PATTINSON & CO. LTD.	183,547	179,797
7,851	WESFARMERS LTD.	226,886	213,374
41,271	WESTPAC BANKING CORP.	580,062	541,941
18,986	WOODSIDE ENERGY GROUP LTD.	368,903	386,242
9,412	WOOLWORTHS GROUP LTD.	210,966	203,645
		30,471,987	34,518,878	4.53%
Austria:
15,700	BAWAG GROUP A.G.(c)(e)	600,063	673,707
1,727	ERSTE GROUP BANK A.G.	28,884	37,820
3,577	OMV A.G.	129,822	128,744
313	STRABAG S.E. (BEARER)	5,505	11,833
57,900	TELEKOM AUSTRIA A.G.(c)	422,512	334,172
631	UBM DEVELOPMENT A.G.	28,973	16,687
21,794	VIENNA INSURANCE GROUP A.G. WIENER VERSICHERUNG GRUPPE	595,919	445,213
50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Austria (Cont'd):
23,500	WIENERBERGER A.G.	$561,499	471,147
		2,373,177	2,119,323	0.28%
Belgium:
7,120	AGEAS S.A./N.V.	106,908	258,332
10,113	ANHEUSER-BUSCH INBEV S.A./N.V.	285,546	457,492
19,000	BPOST S.A.	195,697	101,634
9,817	D'IETEREN GROUP	1,362,231	1,377,529
102,700	ECONOCOM GROUP S.A./N.V.	381,201	253,988
434	ELIA GROUP S.A./N.V.	51,795	51,008
47,001	GROUPE BRUXELLES LAMBERT N.V.	4,152,944	3,266,138
3,413	KBC GROUP N.V.	77,680	160,099
21,394	ONTEX GROUP N.V.(c)	501,601	114,045
15,636	PROXIMUS S.A.DP	170,783	162,011
217	SOFINA S.A.	37,602	36,876
13,300	TELENET GROUP HOLDING N.V.	551,801	181,399
14,300	TESSENDERLO GROUP S.A.(c)	622,327	420,914
2,245	UCB S.A.	107,034	155,274
		8,605,150	6,996,739	0.92%
Brazil:
129,000	CAMIL ALIMENTOS S.A.	274,164	226,943
184,550	CI&T, INC., CLASS A(c)	2,442,433	1,732,925
381,708	GRUPO SBF S.A.	1,661,254	1,422,998
1,604,934	MAGAZINE LUIZA S.A.(c)	990,527	1,332,895
178,462	TELEFONICA BRASIL S.A. ADR(f)	1,952,442	1,342,034
587,359	VAMOS LOCACAO DE CAMINHOES MAQUINAS E EQUIPAMENTOS S.A.	1,734,107	1,488,446
106,600	VIBRA ENERGIA S.A.	500,792	340,884
		9,555,719	7,887,125	1.03%
Canada:
1,202	AGNICO EAGLE MINES LTD.	34,378	50,760
3,028	AIR CANADA(c)	37,053	36,388
15,966	ALGONQUIN POWER & UTILITIES CORP.	202,651	174,414
205,191	ALIMENTATION COUCHE-TARD, INC.	6,166,347	8,260,522
37,507	ARC RESOURCES LTD.	454,584	450,459
120,200	ARTIS REAL ESTATE INVESTMENT TRUST	1,113,282	825,785
163,600	B2GOLD CORP.	818,860	525,851
785	BANK OF MONTREAL	34,168	68,797
8,378	BANK OF MONTREAL (TORONTO EXCHANGE)	751,694	734,299
2,936	BANK OF NOVA SCOTIA (THE)	67,574	139,666
7,447	BANK OF NOVA SCOTIA (THE) (TORONTO EXCHANGE)	385,314	354,195
14,237	BARRICK GOLD CORP.	214,818	220,664
7,482	BLACKBERRY LTD.(c)	36,021	35,261
1,102	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	35,903	45,061
11,605	BRP, INC. (SUB VOTING)	468,941	714,858
4,325	CAE, INC.(c)	68,280	66,346
5,436	CAMECO CORP.	146,748	144,267
5,652	CANADIAN APARTMENT PROPERTIES REIT	176,223	172,258
5,898	CANADIAN IMPERIAL BANK OF COMMERCE	271,693	258,148
13,814	CANADIAN NATIONAL RAILWAY CO.	1,658,930	1,491,774
135,774	CANADIAN PACIFIC RAILWAY LTD.	5,116,953	9,058,841
7,173	CANADIAN TIRE CORP. LTD., CLASS A	783,882	763,593
18,853	CANADIAN UTILITIES LTD., CLASS A	501,070	490,381
16,499	CARGOJET, INC.	1,559,975	1,332,963
47,300	CASCADES, INC.	494,913	275,305
1	CENOVUS ENERGY, INC.	7	15
45,100	CENTERRA GOLD, INC.	366,388	198,507
3,120	CGI, INC.(c)	236,356	234,878
57,700	CI FINANCIAL CORP.	896,767	553,045
167	CONSTELLATION SOFTWARE, INC.	49,226	232,373
151,400	CORUS ENTERTAINMENT, INC., CLASS B	490,896	258,663
19,727	DESCARTES SYSTEMS GROUP (THE), INC.(c)	762,172	1,252,583
6,582	DOLLARAMA, INC.	86,132	377,857
7,455	ECN CAPITAL CORP.	17,223	24,664
12,657	EMERA, INC.	542,142	512,108
27,653	ENBRIDGE, INC.	1,090,251	1,025,364
72,100	ENERPLUS CORP.	414,689	1,020,940
51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont'd):
332	FAIRFAX FINANCIAL HOLDINGS LTD.	$109,228	151,631
317	FIRSTSERVICE CORP.	37,450	37,734
18,308	FORTIS, INC.	727,467	695,554
1,690	FRANCO-NEVADA CORP.	199,850	201,868
2,479	GFL ENVIRONMENTAL, INC. (SUB VOTING)	63,803	62,650
9,305	GFL ENVIRONMENTAL, INC. (SUB VOTING) (NEW YORK EXCHANGE)	253,422	235,323
2,549	GILDAN ACTIVEWEAR, INC.	73,352	72,059
4,494	HYDRO ONE LTD.(e)	110,280	109,898
19,500	IA FINANCIAL CORP., INC.	882,358	990,846
1,503	IGM FINANCIAL, INC.	37,289	37,451
3,196	IMPERIAL OIL LTD.	141,353	138,381
1,418	INTACT FINANCIAL CORP.	181,693	200,677
1,100	INTERNATIONAL PETROLEUM CORP.(c)	2,833	8,797
42,876	KINROSS GOLD CORP.	152,204	161,404
2,200	LIGHTSPEED COMMERCE, INC.(c)	39,699	38,717
2,635	LOBLAW COS. LTD.	101,823	208,648
18,671	LULULEMON ATHLETICA, INC.(c)	3,825,651	5,219,665
3,116	MAGNA INTERNATIONAL, INC.	174,673	147,761
785	MANULIFE FINANCIAL CORP.	8,661	12,301
13,655	MANULIFE FINANCIAL CORP. (TORONTO EXCHANGE)	223,352	214,312
3,331	METRO, INC.	71,587	166,797
19,328	NATIONAL BANK OF CANADA	618,005	1,211,437
3,158	NORTHLAND POWER, INC.	93,392	92,476
7,341	NUTRIEN LTD.	642,574	612,215
1,407	NUVEI CORP. (SUB VOTING)(c)(e)	38,659	38,023
10,766	ONEX CORP.	493,620	493,817
7,493	OPEN TEXT CORP.	205,449	198,045
15,531	PARKLAND CORP.	342,198	332,803
49,000	PIZZA PIZZA ROYALTY CORP.	343,236	448,373
2,253	POWER CORP. OF CANADA	51,403	50,773
2,190	QUEBECOR, INC., CLASS B	40,926	40,380
1,976	RESTAURANT BRANDS INTERNATIONAL, INC.	102,959	105,084
3,916	RESTAURANT BRANDS INTERNATIONAL, INC. (TORONTO EXCHANGE)	219,594	208,309
19,784	RIOCAN REAL ESTATE INVESTMENT TRUST	254,963	266,680
3,847	RITCHIE BROS. AUCTIONEERS, INC.	266,309	240,361
4,836	ROGERS COMMUNICATIONS, INC., CLASS B	225,939	186,379
11,100	ROYAL BANK OF CANADA	1,205,341	999,444
17,081	ROYAL BANK OF CANADA (TORONTO EXCHANGE)	1,574,710	1,537,890
8,705	SHAW COMMUNICATIONS, INC., CLASS B	218,267	211,678
5,130	SHOPIFY, INC., CLASS A(c)	136,625	138,202
10,452	SHOPIFY, INC., CLASS A (TORONTO EXCHANGE)(c)	295,795	281,399
10,500	STELCO HOLDINGS, INC.	316,173	261,559
98,263	SUNCOR ENERGY, INC.	1,770,738	2,767,170
2,955	TC ENERGY CORP.	78,434	119,057
10,992	TC ENERGY CORP. (TORONTO EXCHANGE)	515,811	442,752
9,096	TELUS CORP.	187,043	180,623
1,844	TELUS CORP. (TORONTO EXCHANGE)	37,330	36,617
1,358	TFI INTERNATIONAL, INC.	127,516	122,897
12,584	TORONTO-DOMINION BANK (THE)	889,199	771,777
11,241	TOURMALINE OIL CORP.	362,892	584,205
416	TRISURA GROUP LTD.(c)	490	10,062
31,500	WAJAX CORP.	462,770	424,150
537	WEST FRASER TIMBER CO. LTD.	38,544	38,848
7,242	WHEATON PRECIOUS METALS CORP.	227,571	234,506
1,466	WSP GLOBAL, INC.	166,444	161,442
		46,521,451	55,343,760	7.26%
Chile:
1,115,900	AGUAS ANDINAS S.A., CLASS A	339,399	216,653
318,400	CENCOSUD S.A.	432,618	402,930
5,893,187	ENEL CHILE S.A.	532,931	170,401
198,200	VINA CONCHA Y TORO S.A.	327,546	224,611
		1,632,494	1,014,595	0.13%
China:
654,000	3SBIO, INC.(e)	401,432	463,078
290,000	AGILE GROUP HOLDINGS LTD.(b)(c)	352,847	67,211
52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
China (Cont'd):
420,676	ALIBABA GROUP HOLDING LTD.(c)	$7,590,493	4,219,757
244,699	ANGEL YEAST CO. LTD., CLASS A	1,642,766	1,418,948
427,500	ANHUI CONCH CEMENT CO. LTD., CLASS H	2,281,430	1,347,406
291,500	ASIA CEMENT CHINA HOLDINGS CORP.	362,392	119,770
656,000	CHINA BLUECHEMICAL LTD., CLASS H	177,444	135,948
408,000	CHINA MEDICAL SYSTEM HOLDINGS LTD.	472,941	487,016
1,191,000	CHINA SUNTIEN GREEN ENERGY CORP. LTD., CLASS H	329,834	433,288
479,500	HENGAN INTERNATIONAL GROUP CO. LTD.	3,265,027	2,134,441
441,500	LI NING CO. LTD.	5,332,351	3,355,053
187,500	NETDRAGON WEBSOFT HOLDINGS LTD.	425,716	340,564
227,100	SHENZHOU INTERNATIONAL GROUP HOLDINGS LTD.	4,359,132	1,741,910
135,000	SILERGY CORP.	2,604,863	1,769,629
186,850	TRIP.COM GROUP LTD.(c)	4,685,023	5,104,192
61,567	XIAMEN FARATRONIC CO. LTD., CLASS A	1,743,713	1,381,593
412,000	ZHEJIANG EXPRESSWAY CO. LTD., CLASS H	352,185	279,780
		36,379,589	24,799,584	3.25%
Czech Republic:
701	PHILIP MORRIS CR A.S.	402,293	458,454
		402,293	458,454	0.06%
Denmark:
119,227	ALK-ABELLO A/S(c)	1,695,526	1,875,559
80	AP MOLLER - MAERSK A/S, CLASS A	99,716	140,982
77	AP MOLLER - MAERSK A/S, CLASS B	74,368	139,481
1,300	CARLSBERG A/S, CLASS B	50,752	151,683
1,500	COLOPLAST A/S, CLASS B	27,666	151,649
22,200	D/S NORDEN A/S	318,701	927,181
12,005	DANSKE BANK A/S	141,793	148,569
3,896	DEMANT A/S(c)	70,444	96,008
19,899	DSV A/S	1,698,571	2,306,416
8,040	GENMAB A/S ADR(c)(f)	100,710	258,325
10,285	NOVO NORDISK A/S ADR(f)	854,776	1,024,695
74,304	NOVO NORDISK A/S, CLASS B	8,308,660	7,406,177
2,460	NOVOZYMES A/S, CLASS B	38,505	122,697
2,787	ORSTED A/S(e)	248,326	221,768
2,802	PANDORA A/S	27,668	130,509
12,200	PER AARSLEFF HOLDING A/S	552,758	299,566
245	ROCKWOOL A/S, CLASS B	37,155	38,408
34,399	ROYAL UNIBREW A/S	2,493,378	2,226,202
4,300	SOLAR A/S, CLASS B	269,282	280,770
3,250	TOPDANMARK A/S	33,362	151,963
16,220	VESTAS WIND SYSTEMS A/S	150,564	297,376
		17,292,681	18,395,984	2.41%
Egypt:
323,300	EASTERN CO. S.A.E.	244,707	170,419
		244,707	170,419	0.02%
Finland:
27,200	KEMIRA OYJ	447,150	299,793
5,584	KESKO OYJ, CLASS B	30,705	103,764
3,256	KONE OYJ, CLASS B	35,674	125,384
21,225	NESTE OYJ	67,704	920,551
209,726	NOKIA OYJ	1,013,667	895,560
535,338	NOKIA OYJ ADR(f)	2,340,129	2,285,893
46,541	NORDEA BANK ABP	419,121	398,226
1,960	ORION OYJ, CLASS B	49,561	82,612
15,829	STORA ENSO OYJ (REGISTERED)	75,698	201,880
11,934	UPM-KYMMENE OYJ	99,929	379,231
38,449	VALMET OYJ	999,027	775,437
		5,578,365	6,468,331	0.85%
France:
4,495	AIR LIQUIDE S.A.	525,233	511,831
10,358	AIRBUS S.E.	325,383	894,851
6,173	ALSTOM S.A.	108,951	99,263
4,199	ARKEMA S.A.	378,617	306,250
21,399	AXA S.A.	257,534	468,526
15,160	BNP PARIBAS S.A.	712,479	640,015
53	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont'd):
3,062	CAPGEMINI S.E.	$111,712	489,340
9,832	CARREFOUR S.A.	151,251	136,211
17,497	CIE DE SAINT-GOBAIN	382,786	624,010
8,124	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	78,557	180,994
37,390	COFACE S.A.	449,179	357,297
852	COVIVIO	39,755	40,735
43,315	CREDIT AGRICOLE S.A.	349,095	348,760
174,252	DANONE S.A.	10,855,270	8,210,210
4,588	DASSAULT SYSTEMES S.E.	157,899	157,706
3,422	EDENRED	102,446	157,286
25,640	ENGIE S.A.	321,219	294,189
591	ESSILORLUXOTTICA S.A.	53,785	80,063
2,068	ESSILORLUXOTTICA S.A. (EURONEXT PARIS EXCHANGE)	283,420	280,205
2,901	EURAZEO S.E.	76,265	151,473
858	EUROAPI S.A.(c)	11,312	14,286
21,951	GAZTRANSPORT ET TECHNIGAZ S.A.	2,904,585	2,428,555
9,197	GETLINK S.E.	70,409	142,549
275	HERMES INTERNATIONAL	328,012	323,223
3,399	INFOTEL S.A.	145,404	159,586
8,900	IPSEN S.A.	736,413	821,964
9,500	KAUFMAN & BROAD S.A.	362,957	186,221
1,026	KERING S.A.	174,510	453,716
671	KLEPIERRE S.A.(c)	8,398	11,584
4,848	LEGRAND S.A.	109,851	313,224
6,263	L'OREAL S.A.	660,831	1,994,251
14,244	LVMH MOET HENNESSY LOUIS VUITTON S.E.	3,003,500	8,373,122
58,600	MERCIALYS S.A.	617,151	444,401
14,296	MERSEN S.A.	465,081	395,051
14,900	NEXITY S.A.	742,412	300,535
25,890	ORANGE S.A.	251,572	234,116
25,196	PERNOD RICARD S.A.	4,012,533	4,605,400
3,242	PUBLICIS GROUPE S.A.	158,840	153,404
2,858	RENAULT S.A.(c)	56,206	76,762
22,900	REXEL S.A.(c)	437,632	340,605
14,200	ROTHSCHILD & CO.	637,550	464,670
56,315	SAFRAN S.A.	6,220,826	5,120,418
13,481	SANOFI	1,049,577	1,028,874
278	SCHNEIDER ELECTRIC S.E.	8,838	31,316
35,512	SCHNEIDER ELECTRIC S.E. (EURONEXT PARIS EXCHANGE)	4,613,823	3,984,123
14,443	SOCIETE GENERALE S.A.	201,715	286,567
3,699	SOCIETE POUR L'INFORMATIQUE INDUSTRIELLE	108,264	155,891
7,150	SODEXO S.A.(c)	647,363	540,688
4,719	SODEXO S.A.(c)	415,153	356,854
42,848	SODEXO S.A. (EURONEXT PARIS EXCHANGE)	3,705,207	3,222,567
17,953	SOITEC(c)	2,158,651	2,039,366
661	TELEPERFORMANCE	170,999	166,997
51,800	TELEVISION FRANCAISE 1	458,222	296,622
1,413	THALES S.A.	81,763	155,854
29,257	TOTALENERGIES S.E.	1,412,681	1,377,124
2,996	UBISOFT ENTERTAINMENT S.A.(c)	90,285	82,254
13,514	VEOLIA ENVIRONNEMENT S.A.	143,775	256,403
10,500	VICAT S.A.	406,419	235,934
7,810	VINCI S.A.	316,569	627,342
22,858	VIVENDI S.E.	184,128	177,168
537	WENDEL S.E.	37,844	38,410
2,444	WORLDLINE S.A./FRANCE(c)(e)	103,864	95,573
		54,151,961	56,942,785	7.47%
Georgia:
26,000	BANK OF GEORGIA GROUP PLC	447,200	570,479
		447,200	570,479	0.07%
Germany:
17,550	ADIDAS A.G.	1,958,182	2,036,688
7,853	ALLIANZ S.E. (REGISTERED)	680,763	1,242,743
6,098	AURUBIS A.G.	286,000	322,131
9,733	BASF S.E.	392,845	377,191
12,394	BAYER A.G. (REGISTERED)	628,360	571,957
54	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont'd):
3,104	BAYERISCHE MOTOREN WERKE A.G.	$225,884	212,218
828	BEIERSDORF A.G.	35,556	81,935
1,188	BRENNTAG S.E.	43,546	72,492
3,380	COVESTRO A.G.(e)	99,223	97,722
23,800	CROPENERGIES A.G.	337,485	286,193
5,205	DAIMLER TRUCK HOLDING A.G.(c)	126,102	119,121
4,525	DEUTSCHE BOERSE A.G.	273,152	744,982
22,387	DEUTSCHE LUFTHANSA A.G. (REGISTERED)(c)	128,838	129,137
54,300	DEUTSCHE PFANDBRIEFBANK A.G.(e)	673,490	375,966
17,828	DEUTSCHE POST A.G. (REGISTERED)	210,542	542,477
44,230	DEUTSCHE TELEKOM A.G. (REGISTERED)	728,220	758,194
51,954	ECKERT & ZIEGLER STRAHLEN- UND MEDIZINTECHNIK A.G.	2,373,752	1,736,741
23,600	FREENET A.G.	557,311	450,251
54,603	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	3,942,991	1,551,979
17,795	HAMBURGER HAFEN UND LOGISTIK A.G.	443,620	194,203
2,246	HANNOVER RUECK S.E.	94,321	339,204
4,440	HEIDELBERGCEMENT A.G.	183,098	177,852
10,160	HYPOPORT S.E.(c)	1,950,115	901,112
20,563	INFINEON TECHNOLOGIES A.G.	112,405	455,687
6,898	JOST WERKE A.G.(e)	220,852	239,566
1,916	KION GROUP A.G.	36,282	37,127
3,104	LEG IMMOBILIEN S.E.	186,663	186,768
8,791	MERCEDES-BENZ GROUP A.G.	481,778	449,551
2,159	MERCK KGAA	96,589	352,356
904	MTU AERO ENGINES A.G.	139,764	136,417
3,091	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	382,823	747,673
19,095	PROSIEBENSAT.1 MEDIA S.E.	286,490	136,974
7,700	PUBLITY A.G.(b)(c)	286,657	219,043
753	PUMA S.E.	37,571	35,254
5,362	RHEINMETALL A.G.	642,961	830,533
4,193	RWE A.G.	107,186	154,280
11,186	SAP S.E.	905,937	922,116
1,116	SAP S.E. ADR(f)	104,801	90,675
39,508	SCOUT24 S.E.(e)	2,476,457	2,002,006
12,193	SIEMENS A.G. (REGISTERED)	724,684	1,206,784
3,600	SILTRONIC A.G.	264,192	204,611
7,512	STEICO S.E.	941,286	321,782
996	SYMRISE A.G.	97,070	98,008
9,616	UNIPER S.E.	36,984	36,479
25,394	UNITED INTERNET A.G. (REGISTERED)	821,198	478,961
1,118	VOLKSWAGEN A.G.	162,556	184,269
9,774	VONOVIA S.E.	211,893	212,719
5,487	ZALANDO S.E.(c)(e)	107,697	108,794
		26,246,172	23,170,922	3.04%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	97,988
		54,075	97,988	0.01%
Hong Kong:
893,800	AIA GROUP LTD.	6,275,365	7,420,825
46,000	BOC HONG KONG HOLDINGS LTD.	63,016	152,077
1,462,000	CITIC TELECOM INTERNATIONAL HOLDINGS LTD.	547,331	473,114
48,544	CK ASSET HOLDINGS LTD.	130,843	291,291
39,000	CK HUTCHISON HOLDINGS LTD.	235,702	214,170
20,500	CLP HOLDINGS LTD.	168,769	154,480
998,000	FIRST PACIFIC CO. LTD.	376,906	303,421
988	FUTU HOLDINGS LTD. ADR(c)(f)	35,968	36,842
23,000	GALAXY ENTERTAINMENT GROUP LTD.	67,134	134,293
2,228,000	GEMDALE PROPERTIES & INVESTMENT CORP. LTD.	413,300	150,205
105,000	HANG LUNG PROPERTIES LTD.	178,246	171,403
58,331	HENDERSON LAND DEVELOPMENT CO. LTD.	147,476	162,810
11,800	HONG KONG EXCHANGES & CLEARING LTD.	203,281	400,647
29,600	HONGKONG LAND HOLDINGS LTD.	143,393	129,849
2,700	JARDINE MATHESON HOLDINGS LTD.	154,038	136,691
134,000	KINGBOARD HOLDINGS LTD.	630,206	376,517
40,500	LINK REIT	84,196	282,676
55	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont'd):
16,500	MTR CORP. LTD.	$38,268	75,504
56,000	NEW WORLD DEVELOPMENT CO. LTD.	180,480	158,228
388,000	PAX GLOBAL TECHNOLOGY LTD.	368,074	294,058
18,000	POWER ASSETS HOLDINGS LTD.	96,954	89,966
185,000	SHENZHEN INTERNATIONAL HOLDINGS LTD.	343,057	141,114
20,000	SITC INTERNATIONAL HOLDINGS CO. LTD.	37,064	36,629
1,024,000	SSY GROUP LTD.	465,746	429,202
14,000	SUN HUNG KAI PROPERTIES LTD.	166,476	153,932
10,500	TECHTRONIC INDUSTRIES CO. LTD.	83,536	99,198
600,000	UNITED LABORATORIES INTERNATIONAL HOLDINGS (THE) LTD.	352,686	249,466
469,800	VALUETRONICS HOLDINGS LTD.	216,550	170,836
626,000	VSTECS HOLDINGS LTD.	568,355	347,505
30,000	WHARF REAL ESTATE INVESTMENT CO. LTD.	145,315	135,481
418,000	XINYI GLASS HOLDINGS LTD.	481,711	605,434
358,000	YUEXIU TRANSPORT INFRASTRUCTURE LTD.	311,883	145,338
		13,711,325	14,123,202	1.85%
India:
511,000	CESC LTD.	527,922	483,371
39,856	COMPUTER AGE MANAGEMENT SERVICES LTD.	886,477	1,227,187
43,900	CYIENT LTD.	314,004	426,918
183,300	FIRSTSOURCE SOLUTIONS LTD.	97,782	233,077
249,400	GUJARAT STATE FERTILIZERS & CHEMICALS LTD.	419,137	397,929
473,502	HCL TECHNOLOGIES LTD.	3,963,990	5,354,469
136,800	HINDUSTAN PETROLEUM CORP. LTD.	526,789	360,970
572,482	INDUS TOWERS LTD.	2,281,039	1,387,158
40,400	JUBILANT PHARMOVA LTD.	278,630	166,743
122,400	KRBL LTD.	353,421	549,753
52,500	LG BALAKRISHNAN & BROS. LTD.	457,964	494,189
378,900	LT FOODS LTD.	428,668	536,681
574,300	MARKSANS PHARMA LTD.	378,564	327,330
495,100	NAVA LTD.	815,180	1,124,357
454,600	NMDC LTD.	770,292	707,930
349,800	PCBL LTD. /INDIA	562,279	546,675
460,200	REDINGTON LTD.	919,384	781,333
1,107,100	SJVN LTD.	377,345	420,894
265,703	SYNGENE INTERNATIONAL LTD.(e)	1,316,608	1,824,527
20,492	WNS HOLDINGS LTD. ADR(c)(f)	1,268,168	1,677,065
		16,943,643	19,028,556	2.50%
Indonesia:
4,097,000	ADARO ENERGY INDONESIA TBK PT	470,816	1,059,046
8,194,900	ERAJAYA SWASEMBADA TBK PT	345,258	221,670
1,094,700	INDOFOOD SUKSES MAKMUR TBK PT	488,225	431,553
1,324,000	MATAHARI DEPARTMENT STORE TBK PT	151,981	333,948
		1,456,280	2,046,217	0.27%
Ireland:
23,821	ACCENTURE PLC, CLASS A	3,626,297	6,129,143
1,842	AERCAP HOLDINGS N.V.(c)	79,289	77,972
72,310	CRH PLC	2,154,134	2,315,458
3,568	DCC PLC	188,706	185,623
201,851	EXPERIAN PLC	4,173,671	5,917,709
2,158	FLUTTER ENTERTAINMENT PLC - CDI(c)	240,212	235,750
27,722	ICON PLC(c)	4,369,945	5,094,749
920	KERRY GROUP PLC, CLASS A	50,283	81,731
506	KINGSPAN GROUP PLC	35,061	22,608
2,117	KINGSPAN GROUP PLC (EURONEXT DUBLIN EXCHANGE)	208,533	93,871
17,539	RYANAIR HOLDINGS PLC(c)	235,787	178,035
		15,361,918	20,332,649	2.67%
Israel:
48,641	BANK HAPOALIM B.M.	229,967	409,352
35,900	HAREL INSURANCE INVESTMENTS & FINANCIAL SERVICES LTD.	422,925	315,088
115,300	ICL GROUP LTD.	461,518	924,057
103,265	MAYTRONICS LTD.	2,238,443	1,272,573
29,044	MIZRAHI TEFAHOT BANK LTD.	475,042	1,014,894
56	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Israel (Cont'd):
5,800	RAMI LEVY CHAIN STORES HASHIKMA MARKETING 2006 LTD.	$397,897	416,195
11,822	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(c)(f)	95,344	95,404
521	WIX.COM LTD.(c)	41,896	40,758
1,507	ZIM INTEGRATED SHIPPING SERVICES LTD.	34,729	35,414
		4,397,761	4,523,735	0.59%
Italy:
416,800	A2A S.P.A.	806,512	404,038
217,591	ARISTON HOLDING N.V.	2,124,827	1,829,265
7,137	ATLANTIA S.P.A.	139,108	157,990
42,000	BANCA IFIS S.P.A.	804,497	462,843
25,272	BANCA MEDIOLANUM S.P.A.	87,322	158,282
35,732	ENI S.P.A.	390,119	379,606
32,244	FERRARI N.V.	5,258,503	6,014,074
375,900	IREN S.P.A.	999,472	494,304
39,434	IVECO GROUP N.V.(c)	251,374	185,828
75,670	LEONARDO S.P.A.	606,153	535,495
44,692	MEDIOBANCA BANCA DI CREDITO FINANZIARIO S.P.A.	349,727	349,387
910	MONCLER S.P.A.	37,687	37,364
15,842	NEXI S.P.A.(c)(e)	136,597	127,922
244,500	PIAGGIO & C S.P.A.	596,766	493,759
4,902	PRYSMIAN S.P.A.	148,153	140,411
116,369	STEVANATO GROUP S.P.A.	2,221,039	1,971,291
321,756	TECHNOPROBE S.P.A.(c)	2,176,922	2,238,973
5,562	TENARIS S.A.	72,215	72,110
34,652	TERNA - RETE ELETTRICA NAZIONALE	130,368	211,095
63,644	UNICREDIT S.P.A.	671,591	643,577
71,681	UNIPOL GRUPPO S.P.A.	376,844	277,517
		18,385,796	17,185,131	2.25%
Japan:
30,600	ADEKA CORP.	390,224	458,108
4,700	AEON CO. LTD.	52,433	87,918
600	AEON REIT INVESTMENT CORP.	728,822	648,018
2,300	AISIN CORP.	37,584	59,077
15,000	AJINOMOTO CO., INC.	116,767	408,660
23,000	ARCS CO. LTD.	480,595	327,623
5,500	ASAHI GROUP HOLDINGS LTD.	83,346	170,617
13,000	ASAHI KASEI CORP.	46,220	85,977
22,100	ASAHI YUKIZAI CORP	276,792	336,287
37,000	ASTELLAS PHARMA, INC.	236,149	489,079
2,300	BANDAI NAMCO HOLDINGS, INC.	69,165	150,220
14,800	BAYCURRENT CONSULTING, INC.	3,097,664	3,801,770
13,800	BRIDGESTONE CORP.	205,726	446,107
32,100	BROTHER INDUSTRIES LTD.	541,898	553,470
48,400	BUNKA SHUTTER CO. LTD.	363,296	342,856
8,700	CANON, INC.	200,380	189,744
32,500	CHIBA BANK (THE) LTD.	178,628	174,998
19,800	CHUBU ELECTRIC POWER CO., INC.	192,045	178,030
13,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	337,082
55,900	CONCORDIA FINANCIAL GROUP LTD.	180,730	172,825
28,400	CREDIT SAISON CO. LTD.	361,395	333,297
27,500	CRESCO LTD.	342,183	309,807
10,600	DAI-ICHI LIFE HOLDINGS, INC.	182,119	168,493
29,100	DAIICHI SANKYO CO. LTD.	150,922	809,471
4,500	DAIKIN INDUSTRIES LTD.	124,473	695,340
29,500	DAITRON CO. LTD.	489,565	408,574
6,000	DAIWA HOUSE INDUSTRY CO. LTD.	45,826	122,275
28,000	DAIWABO HOLDINGS CO. LTD.	223,879	361,130
8,200	DENSO CORP.	185,234	374,280
3,300	DENTSU GROUP, INC.	56,753	93,951
3,400	EAST JAPAN RAILWAY CO.	181,974	174,548
17,800	ECO'S CO. LTD.	285,796	221,755
3,100	EISAI CO. LTD.	127,178	166,281
28,300	ELEMATEC CORP.	262,160	245,404
60,900	ENEOS HOLDINGS, INC.	216,756	196,649
20,400	EXEDY CORP.	319,517	231,815
2,600	FANUC CORP.	182,941	359,678
57	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
1,300	FAST RETAILING CO. LTD.	$188,734	690,859
50,120	FEED ONE CO. LTD.	432,664	230,923
34,200	FJ NEXT HOLDINGS CO. LTD.	337,056	238,409
31,700	FUJI CORP.	564,353	411,653
4,700	FUJI ELECTRIC CO. LTD.	61,631	172,284
36,100	FUJI PHARMA CO. LTD.	376,394	257,278
8,700	FUJIFILM HOLDINGS CORP.	163,215	398,118
2,400	FUJITSU LTD.	131,326	258,822
35,800	FURUNO ELECTRIC CO. LTD.	322,070	272,032
26,000	GMO PAYMENT GATEWAY, INC.	2,044,844	1,756,897
119,800	HACHIJUNI BANK (THE) LTD.	476,117	395,164
3,000	HAMAMATSU PHOTONICS K.K.	52,686	128,807
55,300	HASEKO CORP.	721,604	601,023
141	HIROSE ELECTRIC CO. LTD.	11,109	18,326
19,000	HITACHI LTD.	295,895	804,503
6,000	HITACHI METALS LTD.(c)	45,405	90,209
14,700	HONDA MOTOR CO. LTD.	359,134	320,226
5,300	HOYA CORP.	112,594	509,568
72,100	IDOM, INC.	435,748	430,850
40,800	INNOTECH CORP.	377,287	355,128
14,200	INPEX CORP.	134,369	133,224
18,200	ITOCHU CORP.	192,005	441,093
108,600	ITOHAM YONEKYU HOLDINGS, INC.	686,193	500,211
21,900	JACCS CO. LTD.	467,646	543,988
30,400	JAPAN AVIATION ELECTRONICS INDUSTRY LTD.(b)	458,316	446,289
129,400	JAPAN ELEVATOR SERVICE HOLDINGS CO. LTD.	1,494,122	1,669,085
7,000	JAPAN EXCHANGE GROUP, INC.	56,090	94,626
6,500	JAPAN TOBACCO, INC.	107,203	106,689
58,500	JEOL LTD.	3,145,657	1,928,268
18,900	KAGA ELECTRONICS CO. LTD.	477,103	528,697
3,500	KAJIMA CORP.	15,004	33,247
26,900	KANAMOTO CO. LTD.	620,666	383,244
57,300	KANDENKO CO. LTD.	547,713	329,766
12,300	KANEKA CORP.	387,968	307,557
16,100	KANSAI ELECTRIC POWER (THE) CO., INC.	145,295	134,170
2,000	KANSAI PAINT CO. LTD.	10,449	28,358
9,000	KAO CORP.	183,106	364,936
29,762	KDDI CORP.	238,488	872,918
2,400	KEISEI ELECTRIC RAILWAY CO. LTD.	22,185	65,445
16,924	KEYENCE CORP.	2,447,298	5,618,818
6,000	KIKKOMAN CORP.	52,867	337,338
67,600	KITZ CORP.	466,295	375,368
82,900	KOBE BUSSAN CO. LTD.	1,862,447	1,984,041
22,200	KOHNAN SHOJI CO. LTD.	670,131	516,601
9,500	KOMATSU LTD.	185,855	171,797
2,300	KONAMI HOLDINGS CORP.	50,313	106,334
21,000	KUBOTA CORP.	129,773	291,210
6,900	KUREHA CORP.	316,117	421,990
400	KYOCERA CORP.	11,033	20,219
5,000	KYOWA KIRIN CO. LTD.	54,616	114,702
32,300	LASERTEC CORP.	5,190,801	3,248,032
13,100	LINTEC CORP.	259,789	201,373
4,800	M3, INC.	51,468	132,358
17,800	MARUBENI CORP.	175,149	156,280
6,500	MARUI GROUP CO. LTD.	32,287	107,918
7,700	MAZDA MOTOR CORP.	38,348	50,969
396,100	MEBUKI FINANCIAL GROUP, INC.	843,829	772,314
2,400	MEIJI HOLDINGS CO. LTD.	38,749	106,461
12,800	MELCO HOLDINGS, INC.	351,215	273,776
45,600	MICRONICS JAPAN CO. LTD.	470,973	370,756
8,700	MINEBEA MITSUMI, INC.	84,406	129,035
597	MIRAI CORP.	328,940	202,882
4,500	MITSUBISHI CHEMICAL HOLDINGS CORP.	14,284	20,664
17,500	MITSUBISHI CORP.	230,376	480,616
19,400	MITSUBISHI ELECTRIC CORP.	185,711	175,250
8,500	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	111,604
12,900	MITSUBISHI HC CAPITAL, INC.	33,945	55,495
58	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
21,200	MITSUBISHI SHOKUHIN CO. LTD.	$523,817	477,027
105,700	MITSUBISHI UFJ FINANCIAL GROUP, INC.	536,461	476,646
20,800	MITSUBOSHI BELTING LTD.	335,754	433,289
16,100	MITSUI & CO. LTD.	176,058	345,409
7,400	MITSUI CHEMICALS, INC.	87,469	144,496
9,200	MITSUI FUDOSAN CO. LTD.	185,935	175,372
4,800	MITSUI OSK LINES LTD.(b)	108,940	86,211
24,000	MITSUI-SOKO HOLDINGS CO. LTD.	510,010	510,816
25,100	MIZUHO FINANCIAL GROUP, INC.	293,024	271,179
37,400	MUGEN ESTATE CO. LTD.	216,786	118,216
10,800	MURATA MANUFACTURING CO. LTD.	162,615	496,097
20,200	NANTO BANK (THE) LTD.	470,557	293,497
4,500	NEC CORP.	151,340	144,042
5,700	NEXON CO. LTD.	102,078	99,684
3,000	NGK SPARK PLUG CO. LTD.	28,359	53,212
16,700	NICHIAS CORP.	297,341	259,553
7,800	NIDEC CORP.	129,234	439,390
147,900	NIHON M&A CENTER HOLDINGS, INC.	1,987,649	1,673,032
16,600	NIKKON HOLDINGS CO. LTD.	337,754	259,478
69,400	NINTENDO CO. LTD.	2,279,529	2,810,191
400	NIPPON EXPRESS HOLDINGS, INC.	11,192	20,226
30,400	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	820,131
9,300	NIPPON YUSEN K.K.(b)	39,009	158,827
60,900	NISHI-NIPPON FINANCIAL HOLDINGS, INC.	426,037	316,042
5,000	NISSAN CHEMICAL CORP.	50,851	223,448
10,900	NISSAN MOTOR CO. LTD.	37,089	34,843
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	83,310
2,700	NITORI HOLDINGS CO. LTD.	87,310	225,938
3,200	NITTO DENKO CORP.	77,639	173,508
7,000	NITTO FUJI FLOUR MILLING CO. LTD.	211,323	232,135
24,800	NOMURA REAL ESTATE HOLDINGS, INC.	548,769	562,212
9,801	NOMURA RESEARCH INSTITUTE LTD.	43,930	240,885
16,000	NSW, INC.	308,869	233,369
7,000	NTT DATA CORP.	36,520	90,466
27,100	OBAYASHI CORP.	184,757	174,012
46,900	OJI HOLDINGS CORP.	180,969	174,578
51,100	OKAMURA CORP.	721,626	488,208
35,800	OKI ELECTRIC INDUSTRY CO. LTD.	358,218	177,832
33,200	OLYMPUS CORP.	211,415	638,962
1,100	OMRON CORP.	31,828	50,135
5,000	ONO PHARMACEUTICAL CO. LTD.	43,040	116,310
4,800	ORIENTAL LAND CO. LTD.	113,097	654,116
6,300	PAN PACIFIC INTERNATIONAL HOLDINGS CORP.	114,905	110,704
23,500	PANASONIC HOLDINGS CORP.	180,860	165,029
4,100	PERSOL HOLDINGS CO. LTD.	37,131	74,722
155,100	RAKUS CO. LTD.	2,136,493	1,430,410
8,800	RAKUTEN GROUP, INC.	39,319	37,752
15,300	RECRUIT HOLDINGS CO. LTD.	412,529	441,607
45,300	RESONA HOLDINGS, INC.	172,185	165,403
1,200	RINNAI CORP.	52,047	86,297
16,700	RION CO. LTD.	361,265	227,565
400	ROHM CO. LTD.	13,823	26,234
34,600	SANKI ENGINEERING CO. LTD.	423,298	378,937
13,620	SBI HOLDINGS, INC.	110,355	244,756
6,400	SCSK CORP.	99,635	96,027
1,200	SECOM CO. LTD.	44,072	68,181
49,400	SEIKITOKYU KOGYO CO. LTD.	333,527	257,970
12,700	SEKISUI CHEMICAL CO. LTD.	64,585	155,447
6,000	SEKISUI HOUSE LTD.	44,394	99,650
68,900	SEVEN & I HOLDINGS CO. LTD.	2,413,607	2,767,641
20,300	SHIFT, INC.(c)	2,974,448	2,623,966
4,000	SHIMADZU CORP.	25,419	104,120
1,500	SHIMANO, INC.	58,204	236,403
9,200	SHIN-ETSU CHEMICAL CO. LTD.	461,684	913,593
4,000	SHIONOGI & CO. LTD.	67,679	193,508
5,800	SHISEIDO CO. LTD.	87,058	203,016
28,900	SHIZUOKA BANK (THE) LTD.	174,482	177,517
59	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
20,200	SK-ELECTRONICS CO. LTD.	$355,639	168,169
900	SMC CORP.	106,941	363,081
36,800	SOFTBANK GROUP CORP.	412,233	1,250,101
5,700	SOMPO HOLDINGS, INC.	114,918	227,175
13,300	SONY GROUP CORP.	941,327	856,019
2,800	SQUARE ENIX HOLDINGS CO. LTD.	122,801	120,079
5,700	SUBARU CORP.	26,572	85,495
17,100	SUMITOMO CORP.	227,186	213,390
40,400	SUMITOMO HEAVY INDUSTRIES LTD.	1,122,628	747,750
8,800	SUMITOMO MITSUI FINANCIAL GROUP, INC.	268,575	244,883
1,600	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	36,088	36,434
5,800	SUZUKI MOTOR CORP.	104,611	179,917
34,100	SWCC SHOWA HOLDINGS CO. LTD.	593,339	409,422
2,600	SYSMEX CORP.	51,707	139,932
20,100	T RAD CO. LTD.	425,712	346,367
2,200	TAISEI CORP.	19,822	61,193
14,200	TAKEDA PHARMACEUTICAL CO. LTD.	375,360	368,805
67,900	TATSUTA ELECTRIC WIRE AND CABLE CO. LTD.	299,490	204,802
3,900	TDK CORP.	73,563	118,350
11,600	TERUMO CORP.	117,165	327,336
1,000	TOHO CO. LTD.	13,412	36,037
43,200	TOKIO MARINE HOLDINGS, INC.	359,676	767,820
32,700	TOKYO ELECTRIC POWER CO. HOLDINGS, INC.(c)	107,478	103,922
3,300	TOKYO ELECTRON LTD.(b)	135,391	817,050
8,200	TOKYO GAS CO. LTD.	148,002	138,489
23,900	TOKYO SEIMITSU CO. LTD.	999,876	700,682
51,200	TOKYO STEEL MANUFACTURING CO. LTD.	317,332	447,067
8,800	TOPPAN, INC.	138,359	131,317
4,900	TOSHIBA CORP.	174,957	174,524
3,000	TOTO LTD.	30,029	100,174
1,000	TOYO SUISAN KAISHA LTD.	25,714	41,211
33,300	TOYOTA BOSHOKU CORP.	638,507	408,708
4,000	TOYOTA INDUSTRIES CORP.	101,266	190,584
129,200	TOYOTA MOTOR CORP.	1,841,578	1,681,775
4,230	TOYOTA MOTOR CORP. ADR(f)	341,425	551,127
1,700	TOYOTA TSUSHO CORP.	14,142	52,770
32,900	TPR CO. LTD.	424,011	270,737
21,900	TRANSCOSMOS, INC.	679,057	566,237
900	TREND MICRO, INC.	26,540	48,743
50,900	TSUGAMI CORP.	536,991	412,804
19,200	UBE CORP.	387,205	257,272
7,700	UNICHARM CORP.	67,055	251,689
800	USS CO. LTD.	3,505	12,313
7,200	V TECHNOLOGY CO. LTD.	262,608	127,483
19,000	VALOR HOLDINGS CO. LTD.	422,334	233,779
37,400	VISIONAL, INC.(c)	1,845,255	2,285,877
3,900	WEST JAPAN RAILWAY CO.	155,776	149,468
1,300	YAKULT HONSHA CO. LTD.	22,252	75,595
83,700	YAMAGUCHI FINANCIAL GROUP, INC.	555,179	444,541
4,600	YAMAHA MOTOR CO. LTD.	46,377	86,199
5,000	YASKAWA ELECTRIC CORP.	48,019	144,331
10,100	YUASA TRADING CO. LTD.	293,394	244,512
42,400	Z HOLDINGS CORP.	118,666	110,176
		83,861,924	93,774,803	12.30%
Macau:
40,400	SANDS CHINA LTD.(c)	94,778	100,026
		94,778	100,026	0.01%
Malaysia:
503,500	FRENCKEN GROUP LTD.	337,379	337,107
274,300	RHB BANK BHD.	377,864	327,655
		715,243	664,762	0.09%
Mexico:
201,200	BANCO DEL BAJIO S.A.(e)	360,811	508,607
263,746	CONTROLADORA VUELA CIA DE AVIACION S.A.B. DE C.V. ADR(c)(f)	3,337,451	1,843,584
137,646	GRUMA S.A.B. DE C.V., CLASS B	1,568,315	1,318,400
60	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Mexico (Cont'd):
101,623	MEGACABLE HOLDINGS S.A.B. DE C.V. - CPO	$221,960	204,765
437,929	QUALITAS CONTROLADORA S.A.B. DE C.V.	2,082,585	1,805,904
		7,571,122	5,681,260	0.74%
Netherlands:
3,915	ADYEN N.V.(c)(e)	6,151,465	4,870,449
143,900	AEGON N.V.	363,250	571,874
122,823	AEGON N.V. (REGISTERED)	301,298	486,379
459	AKZO NOBEL N.V.	18,664	25,886
242	ARGENX S.E.(c)	84,807	86,481
14,401	ASM INTERNATIONAL N.V.	4,372,834	3,222,080
4,671	ASML HOLDING N.V.	2,056,602	1,937,490
12,777	ASML HOLDING N.V. (REGISTERED)	3,108,606	5,306,927
21,600	ASR NEDERLAND N.V.	788,307	830,395
30,400	EUROCOMMERCIAL PROPERTIES N.V.	737,193	599,986
3,610	EXOR N.V.(c)	90,616	231,667
51,500	FORFARMERS N.V.	322,452	118,728
980	HEINEKEN HOLDING N.V.	24,979	66,910
2,822	HEINEKEN N.V.	79,167	247,395
488,121	ING GROEP N.V.	4,450,322	4,185,302
2,494	JUST EAT TAKEAWAY.COM N.V.(c)(e)	37,679	38,024
17,656	KONINKLIJKE AHOLD DELHAIZE N.V.	203,381	449,591
3,281	KONINKLIJKE DSM N.V.	122,903	372,131
65,970	KONINKLIJKE KPN N.V.	190,999	178,761
224,850	KONINKLIJKE PHILIPS N.V.	5,381,401	3,473,155
5,254	NN GROUP N.V.	212,994	204,490
117,200	ORDINA N.V.	366,521	434,288
11,126	PROSUS N.V.(c)	599,758	579,819
8,117	QIAGEN N.V.(c)	119,394	341,577
209	RANDSTAD N.V.	4,033	9,038
23,800	SIGNIFY N.V.(e)	640,632	615,969
49,916	STELLANTIS N.V.	203,470	589,445
96,308	UNIVERSAL MUSIC GROUP N.V.	2,495,430	1,815,414
6,193	WOLTERS KLUWER N.V.	101,075	602,957
		33,630,232	32,492,608	4.26%
New Zealand:
31,147	HALLENSTEIN GLASSON HOLDINGS LTD.	115,879	90,507
2,624	XERO LTD.(c)	137,151	120,592
		253,030	211,099	0.03%
Norway:
6,359	ADEVINTA ASA(c)	37,714	37,308
30,933	AKER BP ASA	1,041,758	886,968
32,200	ATEA ASA(c)	360,833	284,925
2,168,917	AUTOSTORE HOLDINGS LTD.(c)(e)	3,437,345	2,357,030
12,068	DNB BANK ASA	82,736	191,060
12,661	EQUINOR ASA ADR(f)	278,598	419,206
65,300	EUROPRIS ASA(e)	420,002	325,278
23,955	NORSK HYDRO ASA	48,328	128,865
57,040	STOREBRAND ASA	364,067	392,355
2,400	YARA INTERNATIONAL ASA	55,524	83,888
		6,126,905	5,106,883	0.67%
Poland:
24,000	ASSECO POLAND S.A.	487,128	333,436
37,500	CYFROWY POLSAT S.A.	259,610	120,074
20,297	DINO POLSKA S.A.(c)(e)	1,311,782	1,230,689
		2,058,520	1,684,199	0.22%
Portugal:
20,567	EDP - ENERGIAS DE PORTUGAL S.A.	48,529	89,037
4,268	GALP ENERGIA SGPS S.A.	40,305	40,905
9,417	JERONIMO MARTINS SGPS S.A.	105,677	175,450
123,300	NAVIGATOR (THE) CO. S.A.	307,999	417,800
		502,510	723,192	0.09%
Russia:
152,020	CIAN PLC ADR(c)(d)(f)	2,339,655	-
3,168	GLOBALTRANS INVESTMENT PLC GDR (REGISTERED)(c)(d)	21,771	-
61	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Russia (Cont'd):
24,310	HEADHUNTER GROUP PLC ADR(d)(f)	$515,030	-
25,740,000	RUSHYDRO PJSC(b)(d)	218,665	-
		3,095,121	-	0.00%
Singapore:
302,700	AEM HOLDINGS LTD.	265,969	833,428
766,900	AZTECH GLOBAL LTD.	474,702	423,563
147,000	CAPITALAND ASCENDAS REIT	291,464	273,983
1	CDL HOSPITALITY TRUSTS	1	1
30,100	CITY DEVELOPMENTS LTD.	170,621	158,686
28,200	DBS GROUP HOLDINGS LTD.	158,529	651,983
13,836	GRAB HOLDINGS LTD., CLASS A(c)	35,489	36,389
39,200	KEPPEL CORP. LTD.	150,880	188,217
5,640	KEPPEL REIT	1,183	3,868
11,300	OVERSEA-CHINESE BANKING CORP. LTD.	98,152	92,563
4,931	SEA LTD. ADR(c)(f)	269,692	276,383
51,700	SINGAPORE AIRLINES LTD.(c)	194,072	182,442
13,000	SINGAPORE EXCHANGE LTD.	40,226	85,230
9,500	UNITED OVERSEAS BANK LTD.	119,702	172,487
53,000	UOL GROUP LTD.	258,414	244,358
63,000	VENTURE CORP. LTD.	736,486	717,544
		3,265,582	4,341,125	0.57%
South Africa:
134,900	ADCOCK INGRAM HOLDINGS LTD.	394,451	339,328
33,591	AFRICAN RAINBOW MINERALS LTD.(b)	339,096	451,515
42,500	BARLOWORLD LTD.	289,872	216,248
132,200	INVESTEC PLC	773,831	532,231
117,469	METAIR INVESTMENTS LTD.	184,301	175,623
68,600	OCEANA GROUP LTD.	268,470	201,312
83,378	TELKOM S.A. SOC LTD.(c)	425,343	212,704
5,284	THUNGELA RESOURCES LTD.	1,910	96,786
		2,677,274	2,225,747	0.29%
South Korea:
17,700	APTC CO. LTD.	390,846	156,290
25,000	DAESANG CORP.	545,401	376,199
20,489	DB HITEK CO. LTD.	270,468	527,489
4,784	DL E&C CO. LTD.	210,584	113,412
1,907	DL HOLDINGS CO. LTD.	140,872	75,828
9,900	GS HOLDINGS CORP.	371,567	287,402
9,075	HUONS CO. LTD.	416,763	200,716
3,500	HYUNDAI GLOVIS CO. LTD.	391,747	394,032
46,124	HYUNDAI GREENFOOD CO. LTD.	465,431	206,415
23,300	JW LIFE SCIENCE CORP.	391,190	183,335
18,600	KC TECH CO. LTD.	295,116	175,471
223,200	KOREA REAL ESTATE INVESTMENT & TRUST CO. LTD.	478,487	213,520
25,300	KT CORP.	539,161	637,501
64,100	LG UPLUS CORP.	723,972	479,335
10,183	LOTTE FINE CHEMICAL CO. LTD.	404,389	397,385
4,775	MAEIL DAIRIES CO. LTD.	380,763	170,980
18,673	NAVER CORP.	2,496,958	2,488,668
170,186	SAMSUNG ELECTRONICS CO. LTD.	6,185,850	6,253,200
14,251	SAMSUNG SECURITIES CO. LTD.	434,059	303,729
14,900	VIEWORKS CO. LTD.	386,364	356,858
		15,919,988	13,997,765	1.84%
Spain:
1,260	ACCIONA S.A.	78,312	222,396
8,466	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	188,063	189,461
1,333	AENA SME S.A.(c)(e)	146,281	137,929
84,597	AMADEUS IT GROUP S.A.(c)	5,838,166	3,915,906
90,991	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	434,563	408,691
16,090	BANCO SANTANDER S.A.	85	37,397
655,412	CAIXABANK S.A.	2,118,471	2,111,997
4,781	CELLNEX TELECOM S.A.(c)(e)	151,731	147,405
31,300	CIA DE DISTRIBUCION INTEGRAL LOGISTA HOLDINGS S.A.	607,086	569,565
10,898	ENAGAS S.A.	184,898	168,199
140,872	FAES FARMA S.A.	588,215	509,445
39	FERROVIAL S.A.	588	885
62	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Spain (Cont'd):
64,096	IBERDROLA S.A.	$372,801	595,861
9,516	INDUSTRIA DE DISENO TEXTIL S.A.	172,902	196,557
87,000	MEDIASET ESPANA COMUNICACION S.A.(c)	475,447	199,209
27,680	MIQUEL Y COSTAS & MIQUEL S.A.	387,291	314,722
10,622	NATURGY ENERGY GROUP S.A.	164,428	244,859
93,900	PROSEGUR CIA DE SEGURIDAD S.A.	216,845	142,251
11,393	RED ELECTRICA CORP. S.A.	163,842	174,496
31,112	REPSOL S.A.	268,381	358,025
71,500	TELEFONICA S.A.	252,344	235,717
		12,810,740	10,880,973	1.43%
Sweden:
2,065	ALLEIMA AB(c)	1,539	6,475
22,200	ASSA ABLOY AB, CLASS B	89,466	414,860
293,476	ATLAS COPCO AB, CLASS A	1,892,601	2,717,644
15,920	ATLAS COPCO AB, CLASS B	22,691	131,722
93,086	AVANZA BANK HOLDING AB	1,356,449	1,403,454
34,700	BILIA AB, CLASS A	639,435	395,050
32,900	BOLIDEN AB	800,179	1,017,498
50,800	BYGGMAX GROUP AB	316,965	169,990
195,400	CLOETTA AB, CLASS B	556,844	308,599
3,608	ELECTROLUX AB, CLASS B	30,334	37,369
7,501	ELECTROLUX PROFESSIONAL AB, CLASS B	16,773	30,583
19,555	EMBRACER GROUP AB(b)(c)	104,281	115,915
9,604	EPIROC AB, CLASS A	18,146	137,373
4,000	EPIROC AB, CLASS B	7,248	50,310
8,600	ESSITY AB, CLASS B	62,137	169,757
56,847	EVOLUTION AB(e)	7,331,259	4,476,840
32,687	FASTIGHETS AB BALDER, CLASS B(c)	126,215	129,190
10,131	H & M HENNES & MAURITZ AB, CLASS B	98,015	93,631
137,000	HEMNET GROUP AB	1,925,973	1,744,284
25,557	HEXAGON AB, CLASS B	56,077	236,946
80,300	HUMANA AB(c)	413,356	350,914
92,100	HUSQVARNA AB, CLASS B	724,819	507,596
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	164,708
43,812	INVESTOR AB, CLASS B	150,033	638,637
49,100	INWIDO AB	276,126	385,928
55,400	KINDRED GROUP PLC SDR	287,801	413,402
7,801	KNOW IT AB	144,666	155,574
14,800	LOOMIS AB	372,004	363,180
29,428	LUNDIN ENERGY AB	485,724	52,426
44,500	MEKO AB	323,086	364,415
12,080	NIBE INDUSTRIER AB, CLASS B	108,900	107,257
77,913	NOBIA AB	452,973	146,246
172,849	NORDNET AB PUBL	2,111,221	1,962,293
77,000	RESURS HOLDING AB(e)	417,550	141,021
16,008	SANDVIK AB	135,894	217,989
57,452	SDIPTECH AB, CLASS B(c)	1,528,217	987,067
43,300	SECURITAS AB, CLASS B(b)	344,657	301,462
35,236	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	139,725	334,469
2,634	SKANSKA AB, CLASS B	22,223	32,738
7,700	SOLID FORSAKRING AB(c)	32,293	31,105
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B	15,915	109,062
20,449	SVENSKA HANDELSBANKEN AB, CLASS A	129,912	167,100
12,741	SWEDBANK AB, CLASS A	176,972	166,585
334,038	SWEDENCARE AB	2,857,845	1,336,198
14,025	SWEDISH MATCH AB	139,060	138,852
38,333	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	241,039	223,241
31,705	TELIA CO. AB	97,776	91,255
35,506	TETHYS OIL AB	259,465	200,134
74,582	THULE GROUP AB(e)	1,886,421	1,481,302
18,500	TRELLEBORG AB, CLASS B	265,238	345,029
32,594	VITEC SOFTWARE GROUP AB, CLASS B	731,963	964,387
24,387	VOLVO AB, CLASS B	156,616	344,107
		30,968,065	27,013,169	3.54%
Switzerland:
227,180	ABB LTD. (REGISTERED)	4,901,838	5,850,106
91,122	ALCON, INC.	5,201,121	5,276,877
63	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont'd):
40,779	BACHEM HOLDING A.G.	$3,446,768	2,536,755
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	61,702
34	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	48,855	328,525
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	297,453
42,737	CIE FINANCIERE RICHEMONT S.A., CLASS A (REGISTERED)	3,048,299	4,010,154
384	DUFRY A.G. (REGISTERED)(c)	8,927	11,670
54,800	EFG INTERNATIONAL A.G.(c)	442,650	433,099
43,845	GARMIN LTD.	4,705,225	3,521,192
990	GEBERIT A.G. (REGISTERED)	85,632	423,577
140	GIVAUDAN S.A. (REGISTERED)	76,496	422,088
264,534	GLOBAL BLUE GROUP HOLDING A.G.(b)(c)	2,433,048	1,224,792
6,900	HELVETIA HOLDING A.G. (REGISTERED)	678,020	644,555
105,250	HOLCIM A.G.(c)	5,293,232	4,293,964
3,711	JULIUS BAER GROUP LTD.	74,659	161,478
6,591	LONZA GROUP A.G. (REGISTERED)	3,254,488	3,205,262
120,439	MEDMIX A.G.(e)	4,576,514	2,106,791
102,190	NESTLE S.A. (REGISTERED)	5,206,354	11,065,094
135,483	NOVARTIS A.G. (REGISTERED)	9,422,104	10,328,309
49,047	POLYPEPTIDE GROUP A.G.(c)(e)	2,729,765	1,422,317
11,952	ROCHE HOLDING A.G.	1,552,784	3,897,058
755	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	34,888	117,114
120	SGS S.A. (REGISTERED)	129,434	256,325
2,591	SIEGFRIED HOLDING A.G. (REGISTERED)(c)	2,244,989	1,908,319
26,765	SIKA A.G. (REGISTERED)	3,829,213	5,359,644
1,308	SONOVA HOLDING A.G. (REGISTERED)	84,414	287,642
32,211	STMICROELECTRONICS N.V.	517,002	993,856
635	SULZER A.G. (REGISTERED)	20,376	36,285
743	SWISS LIFE HOLDING A.G. (REGISTERED)	101,194	327,360
967	SWISS RE A.G.	77,541	71,031
194	SWISSCOM A.G. (REGISTERED)	49,415	90,611
266,993	UBS GROUP A.G. (REGISTERED)	3,450,177	3,856,972
7,700	VALIANT HOLDING A.G. (REGISTERED)	734,240	729,806
8,800	VETROPACK HOLDING A.G. (REGISTERED)	405,746	259,787
8,800	VONTOBEL HOLDING A.G. (REGISTERED)	640,427	471,566
62,202	WIZZ AIR HOLDINGS PLC(c)(e)	2,176,449	1,093,977
7,800	ZEHNDER GROUP A.G. (REGISTERED)	303,280	399,611
4,209	ZURICH INSURANCE GROUP A.G.	808,513	1,673,180
		72,895,881	79,455,904	10.42%
Taiwan:
125,000	CHC HEALTHCARE GROUP	178,135	164,448
146,000	CHIPBOND TECHNOLOGY CORP.	286,157	231,008
419,000	CHIPMOS TECHNOLOGIES, INC.	449,604	396,633
77,000	INNODISK CORP.	450,307	389,896
145,000	JARLLYTEC CO. LTD.	327,630	272,251
383,000	KINDOM DEVELOPMENT CO. LTD.	503,834	304,948
660,000	POU CHEN CORP.	670,550	588,548
90,000	RADIANT OPTO-ELECTRONICS CORP.	361,908	283,444
220,000	SIGURD MICROELECTRONICS CORP.	403,537	292,344
198,000	SINBON ELECTRONICS CO. LTD.	1,732,479	1,644,164
1,272,600	SINOPAC FINANCIAL HOLDINGS CO. LTD.	492,562	690,043
225,000	TAIWAN HON CHUAN ENTERPRISE CO. LTD.	422,583	591,444
82,000	TOPCO SCIENTIFIC CO. LTD.	252,353	399,528
166,200	UNIVERSAL VISION BIOTECHNOLOGY CO. LTD.	1,390,623	1,469,248
142,000	USERJOY TECHNOLOGY CO. LTD.	374,944	343,783
90,000	ZHEN DING TECHNOLOGY HOLDING LTD.	335,681	297,650
		8,632,887	8,359,380	1.10%
Thailand:
500,300	POLYPLEX THAILAND PCL (REGISTERED)	376,789	323,630
432,100	PRUKSA HOLDING PCL (REGISTERED)	233,658	137,466
1,424,300	SUPALAI PCL (REGISTERED)	958,380	713,660
331,320	THAI VEGETABLE OIL PCL (REGISTERED)	265,122	256,922
		1,833,949	1,431,678	0.19%
Turkey:
104,100	BIM BIRLESIK MAGAZALAR A.S.	669,519	649,685
64	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Turkey (Cont'd):
53,800	COCA-COLA ICECEK A.S.	$315,265	391,522
270,800	TURKCELL ILETISIM HIZMETLERI A.S.	605,645	290,035
		1,590,429	1,331,242	0.17%
United Arab Emirates:
281,430	NETWORK INTERNATIONAL HOLDINGS PLC(c)(e)	912,273	952,929
		912,273	952,929	0.13%
United Kingdom:
27,355	3I GROUP PLC	109,603	328,456
2,834	ADMIRAL GROUP PLC	35,119	60,145
540,200	AIRTEL AFRICA PLC(e)	753,867	779,667
52,849	ANGLO AMERICAN PLC	409,100	1,596,483
6,043	ASHTEAD GROUP PLC	268,033	269,795
131,486	ASSOCIATED BRITISH FOODS PLC	3,106,796	1,833,128
66,236	ASTRAZENECA PLC	8,186,485	7,283,978
3,480	AVEVA GROUP PLC	123,442	121,232
40,350	BAE SYSTEMS PLC	285,102	354,508
113,471	BAKKAVOR GROUP PLC(e)(g)	166,389	113,726
1,041,143	BALTIC CLASSIFIEDS GROUP PLC	2,372,970	1,594,275
14,400	BELLWAY PLC	632,327	272,350
61,044	BERKELEY GROUP HOLDINGS PLC	3,251,268	2,237,607
101,626	BP PLC	527,172	483,268
24,348	BRITISH AMERICAN TOBACCO PLC	953,493	870,670
5,069	BUNZL PLC	39,524	154,260
8,744	BURBERRY GROUP PLC	51,148	174,365
157,500	CENTRAL ASIA METALS PLC	465,910	380,294
207,838	CNH INDUSTRIAL N.V.	1,950,605	2,320,321
405,590	COMPASS GROUP PLC	4,582,529	8,107,425
18,300	COMPUTACENTER PLC	578,995	393,641
2,276	CRODA INTERNATIONAL PLC	82,788	162,584
24,230	DIAGEO PLC	1,030,998	1,015,619
62,916	DIPLOMA PLC	2,103,552	1,613,113
177,500	DIRECT LINE INSURANCE GROUP PLC	614,920	365,123
108,100	DRAX GROUP PLC	316,682	720,979
24,220	ENDAVA PLC ADR(c)(f)	2,977,954	1,952,859
9,685	ENTAIN PLC	123,305	116,304
34,153	FERGUSON PLC	4,396,882	3,556,274
50,265	GSK PLC	737,421	733,165
1,707	HALMA PLC	38,256	38,436
4,854	HARGREAVES LANSDOWN PLC	45,104	46,590
133,363	HSBC HOLDINGS PLC	777,477	691,075
10,605	IMPERIAL BRANDS PLC	227,928	218,843
54,534	INCHCAPE PLC	392,112	410,387
25,000	INFORMA PLC	150,330	144,027
2,511	INTERCONTINENTAL HOTELS GROUP PLC	122,285	120,467
4,528	INTERTEK GROUP PLC	190,215	186,285
518,146	J SAINSBURY PLC	1,239,535	1,000,763
234,700	JUPITER FUND MANAGEMENT PLC	895,723	240,186
295,800	KINGFISHER PLC	764,284	718,556
81,475	LEGAL & GENERAL GROUP PLC	192,941	194,971
79,269	LIBERTY GLOBAL PLC, CLASS A(c)	2,226,707	1,235,804
57,550	LIBERTY GLOBAL PLC, CLASS C(c)	1,685,769	949,575
6,864,200	LLOYDS BANKING GROUP PLC	4,638,278	3,136,014
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	508,471
278,852	M&G PLC	497,048	513,370
370,300	MAN GROUP PLC	651,704	922,383
300,659	MARSTON'S PLC(c)	477,602	118,522
1	MELROSE INDUSTRIES PLC	1	1
42,000	MICRO FOCUS INTERNATIONAL PLC	251,606	243,395
456,400	MITIE GROUP PLC	439,408	317,543
10,025	MONDI PLC	158,542	154,852
145,235	MORGAN ADVANCED MATERIALS PLC	467,561	367,205
17,502	NATIONAL GRID PLC	94,312	180,618
297,247	NATWEST GROUP PLC	420,567	741,824
2,141	NEXT PLC	36,699	113,753
14,397	NINETY ONE PLC	41,643	29,137
7,878	OCADO GROUP PLC(c)	41,202	40,908
123,700	OSB GROUP PLC	637,568	578,373
65	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
11,636	PEARSON PLC	$115,255	111,517
10,230	PHOENIX GROUP HOLDINGS PLC	58,370	59,561
37,517	PRUDENTIAL PLC	383,673	368,607
8,289	RECKITT BENCKISER GROUP PLC	303,157	547,832
151,700	REDDE NORTHGATE PLC	615,982	490,290
57,235	REDROW PLC	447,916	252,707
384,600	REGIONAL REI.T LTD.(e)	487,088	274,056
25,015	RELX PLC	183,592	606,842
222,935	RELX PLC (LONDON EXCHANGE)	3,233,856	5,442,430
34,005	RIO TINTO PLC ADR(f)	893,598	1,872,315
77,712	ROYAL MAIL PLC	220,280	158,480
24,928	SAGE GROUP (THE) PLC	108,477	191,790
9,979	SCHRODERS PLC	43,138	43,204
16,135	SEGRO PLC	67,053	135,199
4,954	SEVERN TRENT PLC	76,220	129,504
120,965	SHELL PLC	2,219,131	3,009,645
14,030	SMITH & NEPHEW PLC	98,533	161,862
414,000	SPEEDY HIRE PLC	294,411	170,918
1,007	SPIRAX-SARCO ENGINEERING PLC	115,138	115,674
7,418	ST. JAMES'S PLACE PLC	82,237	84,618
108,800	STANDARD CHARTERED PLC	699,097	684,334
82,413	STHREE PLC	315,585	316,394
144,800	SYNTHOMER PLC	719,407	170,985
3,614	TATE & LYLE PLC	35,963	27,246
148,000	TP ICAP GROUP PLC	641,118	322,731
126,800	TYMAN PLC	343,290	277,847
28,319	UNILEVER PLC	1,299,751	1,246,032
3,811	UNILEVER PLC ADR(f)	146,515	167,074
8,137	UNITED UTILITIES GROUP PLC	56,989	80,577
2,756	WHITBREAD PLC	54,937	70,376
25,936	WILLIS TOWERS WATSON PLC	5,812,075	5,211,580
94,600	WINCANTON PLC	471,523	309,583
34,827	WPP PLC	266,244	288,209
		80,016,180	77,527,967	10.17%
United States:
24,421	AON PLC, CLASS A	5,710,755	6,541,653
195,853	ARCH CAPITAL GROUP LTD.(c)	3,989,087	8,919,146
5,265	BAUSCH HEALTH COS., INC.(c)	36,579	36,362
1,763	BROOKFIELD RENEWABLE CORP., CLASS A	56,929	57,612
28,246	ELASTIC N.V.(c)	2,156,125	2,026,368
16,089	EPAM SYSTEMS, INC.(c)	6,848,197	5,827,275
3,109	METTLER-TOLEDO INTERNATIONAL, INC.(c)	2,114,758	3,370,529
26,848	RESMED, INC.	3,294,289	5,860,918
73,837	SENSATA TECHNOLOGIES HOLDING PLC	4,060,851	2,752,643
26,177	STERIS PLC	4,461,713	4,352,711
27,207	WASTE CONNECTIONS, INC.	3,902,975	3,676,482
		36,632,258	43,421,699	5.69%
Uruguay:
61,266	DLOCAL LTD.(c)	1,357,984	1,257,178
11,769	GLOBANT S.A.(c)	2,024,496	2,201,745
		3,382,480	3,458,923	0.45%
Vietnam:
597,300	FPT CORP.	2,104,948	2,001,959
		2,104,948	2,001,959	0.26%
	Sub-total Common Stocks:	721,766,063	733,034,148	96.12%
Preferred Stocks:
Brazil:
263,400	CIA DE SANEAMENTO DO PARANA, 0.35%(h)	350,151	170,901
179,200	CIA ENERGETICA DE MINAS GERAIS, 2.14%(h)	357,186	357,447
		707,337	528,348	0.07%
Chile:
223,300	EMBOTELLADORA ANDINA S.A., CLASS B, 5.71%(h)	477,638	386,642
		477,638	386,642	0.05%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G., 8.77%(h)	49,612	99,455
66	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont'd):
3,800	DRAEGERWERK A.G. & CO. KGAA, 0.45%(h)	$311,648	158,933
18,800	JUNGHEINRICH A.G., 3.28%(h)	455,924	385,004
1,797	PORSCHE AUTOMOBIL HOLDING S.E., 4.43%(h)	127,973	102,364
272	SARTORIUS A.G., 0.36%(h)	45,992	95,001
2,800	STO S.E. & CO. KGAA, 0.25%(h)	304,841	340,053
2,533	VOLKSWAGEN A.G., 6.01%(h)	347,179	312,873
		1,643,169	1,493,683	0.19%
South Korea:
78,896	SAMSUNG ELECTRONICS CO. LTD., 3.08%(h)	3,283,261	2,567,158
		3,283,261	2,567,158	0.34%
	Sub-total Preferred Stocks:	6,111,405	4,975,831	0.65%
Rights:
Sweden:
173,200	SECURITAS AB, CLASS B(b)(c)	69,842	72,260
		69,842	72,260	0.01%
	Sub-total Rights:	69,842	72,260	0.01%
Participatory Notes:
United Kingdom:
241,905	RYANAIR HOLDINGS PLC, ISSUED BY HSBC BANK PLC, EXPIRES 10/31/22(c)	3,841,252	2,454,531
		3,841,252	2,454,531	0.32%
	Sub-total Participatory Notes:	3,841,252	2,454,531	0.32%
Short-Term Investments:
5,439,222	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(i)	5,439,222	5,439,222
20,938,085	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 2.25%(j)	20,938,085	20,938,085
	Sub-total Short-Term Investments:	26,377,307	26,377,307	3.46%
	Grand total	$758,165,869	766,914,077	100.56%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Security is either wholly or partially on loan.
(c)	Non-income producing assets.
(d)	Security has been deemed worthless and is a Level 3 investment.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(f)	Securities are American Depositary Receipts of companies based outside of the United States representing 1.82% of net assets as of September 30, 2022.
(g)	Restricted security that has been deemed illiquid. At September 30, 2022, the value of these restricted illiquid securities amounted to $113,726 or 0.01% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Bakkavor Group PLC, 0.07%,	9/18/2019	$166,389

(h)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(i)	Investment relates to cash collateral received from portfolio securities loaned.
(j)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2021, the value of the Clearwater International Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $18,467,837 with net purchases of $2,470,248 during the nine months ended September 30, 2022.
67	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2022 (unaudited)
At September 30, 2022, the industry sectors for the Clearwater International Fund were:
Industry Sector	Percent of Long-Term Investments
Communication Services	4.22%
Consumer Discretionary	13.34
Consumer Staples	9.44
Energy	3.11
Financials	14.50
Health Care	14.24
Industrials	16.22
Information Technology	16.41
Materials	5.62
Real Estate	1.60
Utilities	1.30
100.00%
At September 30, 2022, the Clearwater International Fund’s investments were denominated in the following currencies:
Concentration by Currency	Percent of Long-Term Investments
Euro	20.91%
United States Dollar	16.23
Japanese Yen	12.59
Swiss Franc	9.81
British Pound	9.80
Other currencies	30.66
100.00%
68	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2022 (unaudited)
Fair value is an estimate of the price the Clearwater International Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater International Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater International Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater International Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2022.
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,733,010	$29,785,868	$—*	$34,518,878
Brazil	7,887,125	—	—	7,887,125
Canada	55,334,963	8,797	—	55,343,760
Chile	1,014,595	—	—	1,014,595
Denmark	1,283,020	17,112,964	—	18,395,984
Egypt	170,419	—	—	170,419
Finland	2,285,893	4,182,438	—	6,468,331
France	897,542	56,045,243	—	56,942,785
Germany	90,675	23,080,247	—	23,170,922
Hong Kong	36,842	14,086,360	—	14,123,202
India	1,677,065	17,351,491	—	19,028,556
Ireland	11,301,864	9,030,785	—	20,332,649
Israel	171,576	4,352,159	—	4,523,735
Italy	1,971,291	15,213,840	—	17,185,131
Japan	728,644	93,046,159	—	93,774,803
Mexico	5,681,260	—	—	5,681,260
Netherlands	6,024,973	26,467,635	—	32,492,608
Norway	419,206	4,687,677	—	5,106,883
Russia	—	—	—*	—
Singapore	312,772	4,028,353	—	4,341,125
Sweden	6,475	27,006,694	—	27,013,169
Switzerland	4,745,984	74,709,920	—	79,455,904
United Kingdom	11,389,207	66,138,760	—	77,527,967
United States	43,421,699	—	—	43,421,699
Uruguay	3,458,923	—	—	3,458,923
All other countries	—	81,653,735	—	81,653,735
Participatory Notes	—	2,454,531	—	2,454,531
69	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2022 (unaudited)
	Level 1	Level 2	Level 3	Total
Preferred Stocks	$914,990	$4,060,841	$—	$4,975,831
Rights	72,260	—	—	72,260
Short-Term Investments	26,377,307	—	—	26,377,307
Total	$192,409,580	$574,504,497	$—	$766,914,077

* Security has been deemed worthless and is a Level 3 investment.
For the Clearwater International Fund, the investment value is comprised of equity securities, rights, participatory notes and short-term investments. See the Clearwater International Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity securities and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.
70	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2022 (unaudited)
Clearwater International Fund Portfolio Diversification
(as a percentage of net assets)
71	(Continued)